Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.2%
Money Market Funds - 95.2%
287,444,565	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$287,444,565

	TOTAL SHORT TERM INVESTMENTS (Cost $287,444,565)	$287,444,565

	TOTAL INVESTMENTS (Cost $287,444,565) - 95.2%	$287,444,565
	Other Assets in Excess of Liabilities - 4.8% (b)	14,549,148

	TOTAL NET ASSETS - 100.0%	$301,993,713

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at Jul 31, 2023.
(b)	$14,497,386 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2023

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Cotton No. 2	12/6/2023	843	$35,709,480	$193,890	$(1,334,744)
Gasoline RBOB	9/29/2023	242	26,680,500	187,017	2,120,139
Gold	12/27/2023	214	42,996,880	199,020	123,528
NY Harbor ULSD	11/30/2023	242	28,988,744	232,756	1,404,219
Silver	9/27/2023	191	23,848,260	450,760	1,838,519
Soybean	9/14/2023	414	28,369,350	(1,293,750)	(1,281,103)
Sugar #11	6/28/2024	902	22,397,021	70,717	(808,836)
Wheat	12/14/2023	470	16,256,125	(851,875)	(1,173,263)

			$225,246,360	$(811,465)	$888,459

All futures contracts held by Direxion BCS Fund Ltd.

Direxion HCM Tactical Enhanced US ETF

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 80.3%
Accommodation - 0.3%
804	Caesars Entertainment Inc. (a)	$47,452
990	Hilton Worldwide Holdings, Inc.	153,935
2,658	Host Hotels & Resorts, Inc.	48,907
1,229	Las Vegas Sands Corp. (a)	73,506
964	Marriott International, Inc. Class A	194,545
1,128	MGM Resorts International	57,269

		575,614

Administrative and Support Services - 1.9%
328	Allegion PLC ADR (Ireland)	38,330
5,500	Amcor PLC ADR (United Kingdom)	56,430
1,544	Automatic Data Processing, Inc.	381,769
139	Booking Holdings, Inc. (a)	412,941
442	Broadridge Financial Solutions, Inc.	74,221
459	Equifax, Inc.	93,673
144	FactSet Research System, Inc.	62,646
276	FleetCor Technologies, Inc. (a)	68,699
295	Gartner, Inc. (a)	104,309
1,090	Iron Mountain, Inc.	66,926
538	Live Nation Entertainment, Inc. (a)	47,209
589	Moody’s Corp.	207,770
404	Robert Half International, Inc.	29,957
865	Rollins, Inc.	35,318
6,049	Visa, Inc. Class A	1,438,029
1,383	Waste Management, Inc.	226,521

		3,344,748

Air Transportation - 0.2%
478	Alaska Air Group, Inc. (a)	23,245
2,440	American Airlines Group, Inc. (a)	40,870
2,402	Delta Air Lines, Inc.	111,117
2,225	Southwest Airlines Co.	76,006
1,227	United Continental Holdings, Inc. (a)	66,638

		317,876

Ambulatory Health Care Services - 0.1%
207	DaVita, Inc. (a)	21,112
331	Laboratory Corp. of America Holdings	70,811
218	Molina Healthcare, Inc. (a)	66,379
419	Quest Diagnostics, Inc.	56,653
4,482	Viatris, Inc.	47,195

		262,150

Amusement, Gambling, and Recreation Industries - 0.4%
980	Global Payments, Inc.	108,045
6,830	The Walt Disney Co. (a)	607,119
386	Wynn Resorts Ltd.	42,066

		757,230

Apparel Manufacturing - 0.0% (†)
154	Ralph Lauren Corp.	20,225
1,235	VF Corp.	24,465

		44,690

Beverage and Tobacco Product Manufacturing - 1.8%
6,673	Altria Group, Inc.	303,088
14,550	Coca-Cola Co.	901,082
602	Constellation Brands, Inc. Class A	164,226
3,148	Keurig Dr Pepper, Inc.	107,063
702	Molson Coors Brewing Co. Class B	48,979
2,856	Monster Beverage Corp. (a)	164,191
5,150	PepsiCo, Inc.	965,419
5,802	Philip Morris International, Inc.	578,575

		3,232,623

Broadcasting and Content Providers - 0.6%
389	Charter Communications, Inc. (a)	157,619
15,549	Comcast Corp. Class A	703,748
1,006	FOX Corp. Class A	33,651
511	FOX Corp. Class B	16,050
1,895	ViacomCBS, Inc. Class B	30,377
8,287	Warner Bros Discovery, Inc. (a)	108,311

		1,049,756

Building Material and Garden Equipment and Supplies Dealers - 1.1%
2,230	Lowe’s Companies, Inc.	522,422
198	Snap-on, Inc.	53,943
3,786	The Home Depot, Inc.	1,263,918
410	Tractor Supply Co.	91,836

		1,932,119

Chemical Manufacturing - 6.1%
6,596	AbbVie, Inc.	986,630
830	Air Products & Chemicals, Inc.	253,424
439	Albemarle Corp.	93,191
1,998	Amgen, Inc.	467,832
541	Biogen, Inc. (a)	146,173
588	Bio-Techne Corp.	49,039
7,853	Bristol-Myers Squibb Co.	488,378
674	Catalent, Inc. (a)	32,702
373	Celanese Corp.	46,770
729	CF Industries Holdings, Inc.	59,836
914	Church & Dwight Co., Inc.	87,442
463	Clorox Co.	70,135
3,101	Colgate-Palmolive Co.	236,482
1,717	DuPont de Nemours, Inc.	133,291
446	Eastman Chemical Co.	38,169
927	Ecolab, Inc.	169,771
2,945	Eli Lilly and Company	1,338,650
468	FMC Corp.	45,036
4,663	Gilead Sciences, Inc.	355,041
693	Incyte Corp. (a)	44,158
2,093	IntercontinentalExchange, Inc.	240,276
954	International Flavors & Fragrances, Inc.	80,718
1,261	Kimberly-Clark Corp.	162,795
1,830	Linde PLC (Ireland)	714,926
949	LyondellBasell Industries N.V. Class A ADR (Netherlands)	93,818
9,486	Merck & Co., Inc.	1,011,682
1,242	Mosaic Co.	50,624
954	Organon & Co.	20,969
21,105	Pfizer, Inc.	761,046
879	PPG Industries, Inc.	126,488
8,811	Procter & Gamble Co.	1,377,159
404	Regeneron Pharmaceuticals, Inc. (a)	299,732
540	Sealed Air Corp.	24,635
963	Vertex Pharmaceuticals, Inc. (a)	339,303
277	West Pharmaceutical Services, Inc.	101,947
1,728	Zoetis, Inc.	325,020

		10,873,288

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
855	Bath & Body Works, Inc.	31,686
1,279	Ross Stores, Inc.	146,625
4,305	TJX Companies, Inc.	372,512

		550,823

Computer and Electronic Product Manufacturing - 18.1%
6,020	Advanced Micro Devices, Inc. (a)	688,688
1,105	Agilent Technologies, Inc.	134,556
22,210	Alphabet, Inc. Class A (a)	2,947,711
19,105	Alphabet, Inc. Class C (a)	2,543,067
861	AMETEK, Inc.	136,555
2,226	Amphenol Corp. Class A	196,578
1,890	Analog Devices, Inc.	377,112
55,272	Apple, Inc.	10,858,184
934	Arista Networks, Inc. (a)	144,854
79	Bio-Rad Laboratories, Inc. (a)	32,024
1,559	Broadcom, Inc.	1,400,995
15,311	Cisco Systems, Inc.	796,784
2,483	Danaher Corp.	633,314
512	Enphase Energy, Inc. (a)	77,737
2,435	Fortinet, Inc. (a)	189,248
1,321	Fortive Corp.	103,500
1,462	GE HealthCare Technologies, Inc.	114,036
921	Hologic, Inc. (a)	73,146
3,242	HP, Inc.	106,435
310	IDEXX Laboratories, Inc. (a)	171,966
590	Illumina, Inc. (a)	113,369
15,592	Intel Corp.	557,726
3,394	International Business Machines Corp.	489,347
667	Keysight Technologies, Inc. (a)	107,440
709	L3 Harris Technologies, Inc.	134,348
2,048	Microchip Technology, Inc.	192,389
4,092	Micron Technology, Inc.	292,128
169	Monolithic Power Systems, Inc.	94,554
626	Motorola Solutions, Inc.	179,430
799	NetApp, Inc.	62,330
534	Northrop Grumman Corp.	237,630
9,246	NVIDIA Corp.	4,320,563
971	NXP Semiconductors NV ADR (Netherlands)	216,514
1,614	ON Semiconductor Corp. (a)	173,909
1,545	Otis Worldwide Corp.	140,533
469	PerkinElmer, Inc.	57,664
373	Qorvo, Inc. (a)	41,038
4,164	Qualcomm, Inc.	550,356
5,462	Raytheon Technologies Corp.	480,274
399	Roper Technologies, Inc.	196,727
720	Seagate Technology Holdings PLC ADR (Ireland)	45,720
594	Skyworks Solutions, Inc.	67,936
211	SolarEdge Technologies, Inc. (a)	50,948
579	Teradyne, Inc.	65,392
3,393	Texas Instruments, Inc.	610,740
1,443	Thermo Fisher Scientific, Inc.	791,716
927	Trimble, Inc. (a)	49,873
221	Waters Corp. (a)	61,042
1,197	Western Digital Corp. (a)	50,944
193	Zebra Technologies Corp. Class A (a)	59,436

		32,218,506

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
2,308	Fiserv, Inc. (a)	291,293

Construction of Buildings - 0.2%
1,159	D.R. Horton, Inc.	147,216
949	Lennar Corp. Class A	120,362
11	NVR, Inc. (a)	69,371
834	PulteGroup, Inc.	70,381

		407,330

Couriers and Messengers - 0.4%
864	FedEx Corp.	233,237
2,709	United Parcel Service, Inc. Class B	506,935

		740,172

Credit Intermediation and Related Activities - 3.9%
2,224	American Express Co.	375,589
25,918	Bank of America Corp.	829,376
2,684	Bank of New York Mellon Corp.	121,746
1,428	Capital One Financial Corp.	167,105
7,277	Citigroup, Inc.	346,822
1,809	Citizens Financial Group, Inc.	58,358
492	Comerica, Inc.	26,548
950	Discover Financial Services	100,273
2,216	Fidelity National Information Services, Inc.	133,802
2,545	Fifth Third Bancorp	74,060
5,397	Huntington Bancshares, Inc.	66,059
10,924	JPMorgan Chase & Co.	1,725,555
3,497	KeyCorp	43,048
619	M&T Bank Corp.	86,573
3,128	MasterCard, Inc. Class A	1,233,308
779	Northern Trust Corp.	62,414
1,492	PNC Financial Services Group, Inc.	204,240
3,509	Regions Financial Corp.	71,478
1,250	State Street Corp.	90,550
1,602	Synchrony Financial	55,333
4,979	Truist Financial Corp.	165,402
5,214	U.S. Bancorp	206,892
14,027	Wells Fargo & Co.	647,486
553	Zions Bancorp	21,152

		6,913,169

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
466	A.O. Smith Corp.	33,845
262	Axon Enterprise, Inc. (a)	48,714
2,136	Emerson Electric Co.	195,124
233	Generac Holdings, Inc. (a)	35,812
430	Rockwell Automation, Inc.	144,605
1,179	TE Connectivity Ltd. ADR (Switzerland)	169,175
205	Whirlpool Corp.	29,573

		656,848

Fabricated Metal Product Manufacturing - 0.2%
1,177	Ball Corp.	69,078
940	Nucor Corp.	161,765
616	Pentair PLC ADR (Ireland)	42,812
572	Stanley Black & Decker, Inc.	56,782

		330,437

Food and Beverage Retailers - 0.1%
2,440	Kroger Co.	118,682

Food Manufacturing - 0.8%
2,036	Archer-Daniels-Midland Co.	172,979
563	Bunge Ltd. ADR	61,181
750	Campbell Soup Co.	34,365
2,197	General Mills, Inc.	164,204
1,082	Hormel Foods Corp.	44,232
962	Kellogg Co.	64,348
544	Lamb Weston Holdings, Inc.	56,375
938	McCormick & Co, Inc.	83,932
5,092	Mondelez International, Inc.	377,470
550	The Hershey Co.	127,221
400	The J.M. Smucker Co.	60,260
2,983	The Kraft Heinz Co.	107,925
1,067	Tyson Foods, Inc. Class A	59,453

		1,413,945

Food Services and Drinking Places - 1.0%
102	Chipotle Mexican Grill, Inc. (a)	200,153
453	Darden Restaurants, Inc.	76,521
133	Domino’s Pizza, Inc.	52,766
2,730	McDonald’s Corp.	800,436
4,286	Starbucks Corp.	435,329
1,047	Yum! Brands, Inc.	144,140

		1,709,345

Funds, Trusts, and Other Financial Vehicles - 0.1%
572	Garmin Ltd. ADR (Switzerland)	60,569
839	T. Rowe Price Group, Inc.	103,415

		163,984

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0%(†)
728	Best Buy Co., Inc.	60,460

Gasoline Stations and Fuel Dealers - 0.6%
6,514	Chevron Corp.	1,066,081

General Merchandise Retailers - 3.8%
33,370	Amazon.com, Inc. (a)	4,460,902
1,657	Costco Wholesale Corp.	929,030
819	Dollar General Corp.	138,296
777	Dollar Tree, Inc. (a)	119,915
2,000	eBay, Inc.	89,020
462	Etsy, Inc. (a)	46,962
1,726	Target Corp.	235,547
5,243	Wal-Mart Stores, Inc.	838,146

		6,857,818

Health and Personal Care Retailers - 0.3%
4,794	CVS Health Corp.	358,064
188	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	83,622
2,676	Walgreens Boots Alliance, Inc.	80,200

		521,886

Hospitals - 0.1%
771	HCA Healthcare, Inc.	210,336
235	Universal Health Services, Inc. Class B	32,656

		242,992

Insurance Carriers and Related Activities - 4.5%
2,056	Aflac, Inc.	148,731
983	Allstate Corp.	110,764
2,705	American International Group, Inc.	163,057
764	Aon PLC ADR (United Kingdom)	243,334
1,391	Arch Capital Group Ltd. ADR (a)	108,067
801	Arthur J. Gallagher & Co.	172,055
199	Assurant, Inc.	26,767
6,667	Berkshire Hathaway, Inc. Class B (a)	2,346,517
879	Brown & Brown, Inc.	61,926
2,052	Centene Corp. (a)	139,721
1,548	Chubb Limited ADR (Switzerland)	316,427
1,106	Cigna Corp.	326,381
587	Cincinnati Financial Corp.	63,149
885	Elevance Health, Inc.	417,393
161	Everest Re Group Ltd. ADR	58,042
332	Globe Life, Inc.	37,240
1,159	Hartford Financial Services Group, Inc.	83,309
467	Humana, Inc.	213,340
576	Lincoln National Corp.	16,151
708	Loews Corp.	44,356
1,849	Marsh & McLennan Companies, Inc.	348,389
2,404	MetLife, Inc.	151,380
844	Principal Financial Group, Inc.	67,410
2,187	Progressive Corp.	275,518
1,364	Prudential Financial, Inc.	131,612
863	Travelers Companies, Inc.	148,962
3,480	UnitedHealth Group, Inc.	1,762,168
751	W.R. Berkley Corp.	46,329
399	Willis Towers Watson PLC (Ireland)	84,321

		8,112,816

Leather and Allied Product Manufacturing - 0.3%
4,606	NIKE, Inc. Class B	508,456
866	Tapestry, Inc.	37,368

		545,824

Machinery Manufacturing - 2.0%
3,159	Applied Materials, Inc.	478,873
3,785	Baker Hughes Co.	135,465
3,121	Carrier Global Corp.	185,856
1,926	Caterpillar, Inc.	510,717
529	Cummins, Inc.	137,963
1,008	Deere & Co.	433,037
4,071	General Electric Co.	465,071
282	IDEX Corp.	63,678
1,513	Ingersoll Rand, Inc.	98,754
502	Lam Research Corp.	360,682
82	Mettler-Toledo International, Inc. (a)	103,113
202	Nordson Corp.	50,825
480	Parker Hannifin Corp.	196,805
852	Trane Technologies PLC ADR (Ireland)	169,923
894	Xylem, Inc.	100,798

		3,491,560

Management of Companies and Enterprises - 0.5%
6,500	Abbott Laboratories	723,645
3,756	Carnival Corp. ADR (Panama) (a)	70,763
1,585	Norwegian Cruise Line Holdings Ltd. ADR (a)	34,981

		829,389

Merchant Wholesalers, Durable Goods - 0.7%
323	Cintas Corp.	162,159
1,603	Copart, Inc. (a)	141,689
2,134	Fastenal Co.	125,074
525	Genuine Parts Co.	81,753
490	Henry Schein, Inc. (a)	38,607
150	Huntington Ingalls Industries, Inc.	34,450
2,565	Johnson Controls International PLC ADR (Ireland)	178,396
513	KLA-Tencor Corp.	263,656
950	LKQ Corp.	52,051
198	Mohawk Industries, Inc. (a)	21,055
147	Pool Corp.	56,557
168	W.W. Grainger, Inc.	124,066
958	WestRock Co.	31,892

		1,311,405

Merchant Wholesalers, Nondurable Goods - 0.7%
605	AmerisourceBergen Corp.	113,075
684	Brown Forman Corp. Class B	48,290
952	Cardinal Health, Inc.	87,079
1,783	ConAgra Brands, Inc.	58,500
1,034	Illinois Tool Works, Inc.	272,273
507	McKesson Corp.	204,017
1,893	Sysco Corp.	144,455
877	The Sherwin Williams Co.	242,491

		1,170,180

Mining (except Oil and Gas) - 0.3%
5,359	Freeport-McMoRan Copper & Gold, Inc.	239,279
232	Martin Marietta Materials, Inc.	103,579
2,972	Newmont Mining Corp.	127,558
498	Vulcan Materials Co.	109,809

		580,225

Miscellaneous Manufacturing - 2.8%
2,062	3M Co.	229,913
266	Align Technology, Inc. (a)	100,519
1,890	Baxter International, Inc.	85,485
1,062	Becton, Dickinson & Co.	295,894
5,375	Boston Scientific Corp. (a)	278,694
794	Dentsply Sirona, Inc.	32,967
1,450	DexCom, Inc. (a)	180,612
523	Dover Corp.	76,342
2,267	Edwards Lifesciences Corp. (a)	186,053
866	Estee Lauder Companies, Inc. Class A	155,880
487	Hasbro, Inc.	31,441
261	Insulet Corp. (a)	72,232
1,310	Intuitive Surgical, Inc. (a)	424,964
9,716	Johnson & Johnson	1,627,721
4,973	Medtronic PLC ADR (Ireland)	436,430
549	ResMed, Inc.	122,070
370	Steris PLC ADR (Ireland)	83,453
1,263	Stryker Corp.	357,947
176	Teleflex, Inc.	44,206
754	Textron, Inc.	58,639
185	The Cooper Companies, Inc.	72,383
780	Zimmer Biomet Holdings, Inc.	107,757

		5,061,602

Motion Picture and Sound Recording Industries - 0.5%
1,661	Netflix, Inc. (a)	729,129
592	Take-Two Interactive Software, Inc. (a)	90,541

		819,670

Motor Vehicle and Parts Dealers - 0.2%
222	Advance Auto Parts, Inc.	16,515
68	AutoZone, Inc. (a)	168,757
591	CarMax, Inc. (a)	48,822
228	O’Reilly Automotive, Inc. (a)	211,080

		445,174

National Security and International Affairs - 0.0%(†)
513	Leidos Holdings, Inc.	47,981

Nonmetallic Mineral Product Manufacturing - 0.1%
2,860	Corning, Inc.	97,068

Oil and Gas Extraction - 0.7%
1,153	APA Corp.	46,685
2,832	Coterra Energy, Inc.	77,993
2,398	Devon Energy Corp.	129,492
3,125	Dominion Energy, Inc.	167,344
2,185	EOG Resources, Inc.	289,578
1,351	EQT Corp.	56,985
2,309	Marathon Oil Corp.	60,658
2,685	Occidental Petroleum Corp.	169,504
1,716	Phillips 66	191,420

		1,189,659

Paper Manufacturing - 0.0% (†)
336	Packaging Corp of America	51,526

Performing Arts, Spectator Sports, and Related Industries - 0.2%
2,674	Activision Blizzard, Inc.	248,040
974	Electronic Arts, Inc.	132,805

		380,845

Petroleum and Coal Products Manufacturing - 1.4%
4,525	ConocoPhillips	532,683
15,115	Exxon Mobil Corp.	1,620,933
1,586	Marathon Petroleum Corp.	210,970
1,351	Valero Energy Corp.	174,157

		2,538,743

Pipeline Transportation - 0.1%
4,555	Williams Companies, Inc.	156,920

Plastics and Rubber Products Manufacturing - 0.0% (†)
301	Avery Dennison Corp.	55,387
1,408	Newell Rubbermaid, Inc.	15,713

		71,100

Primary Metal Manufacturing - 0.1%
1,374	Howmet Aerospace, Inc.	70,266
600	Steel Dynamics, Inc.	63,948

		134,214

Professional, Scientific, and Technical Services - 3.8%
2,361	Accenture PLC Class A (Ireland)	746,902
504	CDW Corp.	94,283
192	Charles River Laboratories International, Inc. (a)	40,232
1,896	Cognizant Technology Solutions Corp. Class A	125,193
851	DXC Technology Co. (a)	23,530
1,491	Eaton Corp PLC ADR (Ireland)	306,132
217	EPAM Systems, Inc. (a)	51,388
790	Extra Space Storage, Inc.	110,260
226	F5 Networks, Inc. (a)	35,762
1,297	International Paper Co.	46,770
1,444	Interpublic Group of Companies, Inc.	49,428
694	IQVIA Holdings, Inc. (a)	155,289
272	Jack Henry & Associates, Inc.	45,579
475	Jacobs Solutions, Inc.	59,570
1,203	Juniper Networks, Inc.	33,443
1,041	Match Group, Inc. (a)	48,417
8,270	Meta Platforms, Inc. (a)	2,634,822
1,226	Moderna, Inc. (a)	144,251
746	Omnicom Group, Inc.	63,127
5,752	Oracle Corp.	674,307
1,131	Palto Alto Networks, Inc. (a)	282,705
1,200	Paychex, Inc.	150,564
182	Paycom Software, Inc.	67,114
762	ServiceNow, Inc. (a)	444,246
177	Teledyne Technologies, Inc. (a)	68,062
338	VeriSign, Inc. (a)	71,301
541	Verisk Analytics, Inc. Class A	123,857

		6,696,534

Publishing Industries - 7.2%
1,716	Adobe Systems, Inc. (a)	937,228
569	Akamai Technologies, Inc. (a)	53,771
323	Ansys, Inc. (a)	110,498
800	Autodesk, Inc. (a)	169,592
1,019	Cadence Design Systems, Inc. (a)	238,456
579	Ceridian HCM Holding, Inc. (a)	40,999
93	Fair Isaac Corp. (a)	77,931
4,845	Hewlett Packard Enterprise Co.	84,206
1,049	Intuit, Inc.	536,773
27,797	Microsoft Corp.	9,337,568
1,425	News Corp. Class A	28,244
440	News Corp. Class B	8,848
2,126	NortonLifeLock, Inc.	41,351
399	PTC, Inc. (a)	58,178
3,660	Salesforce.com, Inc. (a)	823,537
569	Synopsys, Inc. (a)	257,074
158	Tyler Technologies, Inc. (a)	62,668

		12,866,922

Rail Transportation - 0.4%
7,599	CSX Corp.	253,199
2,280	Union Pacific Corp.	529,005

		782,204

Real Estate - 1.6%
588	Alexandria Real Estate Equities, Inc.	73,900
1,743	American Tower Corp.	331,710
531	AvalonBay Communities, Inc.	100,173
533	Boston Properties, Inc.	35,514
400	Camden Property Trust	43,636
1,161	CBRE Group, Inc. Class A (a)	96,723
1,621	Crown Castle International Corp.	175,538
1,089	Digital Realty Trust, Inc.	135,711
1,275	Equity Residential	84,074
240	Essex Property Trust, Inc.	58,452
274	Federal Realty Investment Trust	27,817
2,045	Healthpeak Properties, Inc.	44,642
2,172	Invitation Homes, Inc.	77,106
2,317	Kimco Realty Corp.	46,942
437	Mid-America Apartment Communities, Inc.	65,401
3,452	Prologis, Inc.	430,637
591	Public Storage	166,514
2,517	Realty Income Corp.	153,462
575	Regency Centers Corp.	37,680
1,223	Simon Property Group, Inc.	152,386
1,156	UDR, Inc.	47,257
1,496	Ventas, Inc.	72,586
3,755	VICI Properties, Inc.	118,207
1,858	Welltower, Inc.	152,635
2,738	Weyerhaeuser Co.	93,256

		2,821,959

Rental and Leasing Services - 0.1%
257	United Rentals, Inc.	119,423

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
390	Ameriprise Financial, Inc.	135,896
560	BlackRock, Inc.	413,756
396	CBOE Holdings, Inc.	55,313
5,556	Charles Schwab Corp.	367,252
1,344	CME Group, Inc.	267,402
2,644	Dow, Inc.	149,307
1,067	Franklin Resources, Inc.	31,199
1,243	Goldman Sachs Group, Inc.	442,346
1,714	Invesco Ltd. ADR (a)	28,795
142	MarketAxess Holdings, Inc.	38,229
4,870	Morgan Stanley	445,897
299	MSCI, Inc. Class A	163,876
1,266	NASDAQ OMX Group, Inc.	63,920
713	Raymond James Financial, Inc.	78,480
1,227	S&P Global, Inc.	484,064

		3,165,732

Specialty Trade Contractors - 0.1%
543	Quanta Services, Inc.	109,480

Support Activities for Agriculture and Forestry - 0.1%
2,657	Corteva, Inc.	149,935

Support Activities for Mining - 0.5%
678	Diamondback Energy, Inc.	99,883
3,373	Halliburton Co.	131,817
1,033	Hess Corp.	156,737
873	Pioneer Natural Resources Co.	197,010
5,329	Schlumberger Ltd. ADR (Curaco) (a)	310,894
844	Targa Resources Corp.	69,199

		965,540

Support Activities for Transportation - 0.2%
436	C.H. Robinson Worldwide, Inc.	43,678
533	Expedia, Inc. (a)	65,309
571	Expeditors International of Washington, Inc.	72,688
310	J.B. Hunt Transport Services, Inc.	63,221
850	Norfolk Southern Corp.	198,552

		443,448

Telecommunications - 1.1%
26,725	AT&T, Inc.	388,047
349	Equinix, Inc.	282,662
4,171	PayPal Holdings, Inc. (a)	316,245
406	SBA Communications Corp.	88,894
2,152	T-Mobile US, Inc. (a)	296,481
15,716	Verizon Communications, Inc.	535,601

		1,907,930

Transportation Equipment Manufacturing - 2.9%
1,011	Aptiv PLC ADR (United Kingdom) (a)	110,694
2,114	Boeing Co. (a)	504,929
875	BorgWarner, Inc.	40,688
14,692	Ford Motor Co.	194,081
840	General Dynamics Corp.	187,807
5,197	General Motors Co.	199,409
2,488	Honeywell International, Inc.	482,995
842	Lockheed Martin Corp.	375,844
1,954	Paccar, Inc.	168,298
10,071	Tesla Motors, Inc. (a)	2,693,288
196	TransDigm Group, Inc.	176,345
673	Wabtec Corp.	79,710

		5,214,088

Truck Transportation - 0.1%
336	Old Dominion Freight Line, Inc.	140,949

Utilities - 2.1%
2,503	AES Corp.	54,140
941	Alliant Energy Corp.	50,569
982	Ameren Corp.	84,128
1,924	American Electric Power Co., Inc.	163,040
728	American Water Works Co., Inc.	107,329
540	Atmos Energy Corp.	65,723
2,359	CenterPoint Energy, Inc.	70,982
1,090	CMS Energy Corp.	66,566
1,295	Consolidated Edison, Inc.	122,844
1,213	Constellation Energy Corp.	117,237
771	DTE Energy Co.	88,125
2,881	Duke Energy Corp.	269,719
1,433	Edison International	103,119
790	Entergy Corp.	81,133
858	Evergy, Inc.	51,454
1,304	Eversource Energy	94,318
3,717	Exelon Corp.	155,594
371	First Solar, Inc. (a)	76,945
2,035	FirstEnergy Corp.	80,159
7,374	Kinder Morgan, Inc.	130,594
7,564	NextEra Energy, Inc.	554,441
1,544	NiSource, Inc.	42,985
860	NRG Energy, Inc.	32,671
1,672	Oneok, Inc.	112,091
6,043	PG&E Corp. (a)	106,417
424	Pinnacle West Capital Corp.	35,116
2,756	PPL Corp.	75,873
1,865	Public Service Enterprise Group, Inc.	117,719
1,177	Sempra Energy	175,397
4,077	Southern Co.	294,930
1,180	WEC Energy Group, Inc.	106,035
2,058	Xcel Energy, Inc.	129,098

		3,816,491

Waste Management and Remediation Services - 0.1%
769	Republic Services, Inc.	116,204

Water Transportation - 0.0% (†)
822	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	89,688

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
1,527	CoStar Group, Inc. (a)	128,222

Wood Product Manufacturing - 0.0% (†)
841	Masco Corp.	51,032

	TOTAL COMMON STOCKS (Cost $137,060,215)	$143,275,547

SHORT TERM INVESTMENTS - 19.6%
Money Market Funds - 19.6%
12,760,747	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$12,760,747
22,180,966	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	22,180,966

	TOTAL SHORT TERM INVESTMENTS (Cost $34,941,713)	$34,941,713

	TOTAL INVESTMENTS (Cost $172,001,928) - 99.9% (c)	$178,217,260
	Other Assets in Excess of Liabilities - 0.1%	156,256

	TOTAL NET ASSETS - 100.0%	$178,373,516

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,559,057.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Invesco QQQ Trust Series 1	5.6600% representing 1 month SOFR rate + spread	Goldman Sachs	7/23/2024	371,908	$135,793,844	$6,233,636
Total return of Technology Select Sector SPDR Fund	5.7600% representing 1 month SOFR rate + spread	Goldman Sachs	7/23/2024	249,650	42,724,968	1,588,333

					$178,518,812	$7,821,969

Direxion Hydrogen ETF

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.6%
Chemical Manufacturing - 40.5%
14,698	Air Liquide S.A. (France)	$2,647,290
4,883	Air Products & Chemicals, Inc.	1,490,926
69,242	Doosan Fuel Cell Co., Ltd. (South Korea) (a)	1,477,568
951,709	ITM Power (United Kingdom) (a)(b)	1,133,660
3,844	Linde PLC ADR (Ireland)	1,501,736
48,924	McPhy Energy SAS (France) (a)(b)	413,998
1,906,674	Nel ASA (Norway) (a)(b)	2,596,198
56,798	Nippon Sanso Holdings Corp. (Japan)	1,371,979
784,244	PTT Global Chemical PCL (Thailand)	905,018

		13,538,373

Computer and Electronic Product Manufacturing - 8.0%
149,570	Bloom Energy Corp. (a)(b)	2,671,320

Electrical Equipment, Appliance, and Component Manufacturing - 13.5%
45,613	Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	169,816
1,615	Hyosung Heavy Industries (South Korea) (a)	221,094
212,102	Plug Power, Inc. (a)(b)	2,782,778
111,061	PowerCell Sweden AB (Sweden) (a)(b)	1,024,626
6,236	SFC Energy AG (Germany) (a)(b)	166,387
6,621	VARTA AG (Germany) (a)(b)	150,452

		4,515,153

Management of Companies and Enterprises - 6.8%
36,517	Shell PLC ADR (United Kingdom)	2,250,543

Merchant Wholesalers, Durable Goods - 0.5%
3,504	Hyster-Yale Materials Handling, Inc.	167,351

Miscellaneous Manufacturing - 0.5%
85,093	Hexagon Purus Holding AS (Norway) (a)(b)	174,114

Oil and Gas Extraction - 13.9%
40,278	BP PLC ADR (United Kingdom)	1,502,370
171,459	CIMC Enric Holdings Ltd. (Hong Kong)	172,147
421,681	ENEOS Holdings, Inc. (Japan)	1,529,662
67,324	Idemitsu Kosan Co., Ltd. (Japan)	1,421,537

		4,625,716

Primary Metal Manufacturing - 0.7%
22,734	Kaori Heat Treatment Co., Ltd. (Taiwan)	245,957

Transportation Equipment Manufacturing - 4.5%
319,960	Ballard Power Systems, Inc. ADR (Canada) (a)(b)	1,510,211

Utilities - 10.7%
2,103,009	AFC Energy PLC (United Kingdom) (a)(b)	419,406
261,806	Ceres Power Holdings PLC (United Kingdom) (a)(b)	1,228,168
654,078	FuelCell Energy, Inc. (a)(b)	1,432,431
8,432	Korea Gas Corp. (South Korea) (a)	164,056
23,051	S-Fuelcell Co., Ltd. (South Korea)	321,717

		3,565,778

	TOTAL COMMON STOCKS (Cost $41,235,079)	$33,264,516

SHORT TERM INVESTMENTS - 20.7%
Money Market Funds - 20.7%
6,921,251	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$6,921,251

	TOTAL SHORT TERM INVESTMENTS (Cost $6,921,251)	$6,921,251

	TOTAL INVESTMENTS (Cost $48,156,330) - 120.3%	$40,185,767
	Liabilities in Excess of Other Assets - (20.3)%	(6,786,959)

	TOTAL NET ASSETS - 100.0%	$33,398,808

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.5%
Administrative and Support Services - 12.1%
13,234	Coinbase Global, Inc. (a)	$1,305,005
51,521	SentinelOne, Inc. (a)(b)	858,855
24,697	Upstart Holdings, Inc. (a)	1,696,437
789,194	Workhorse Group, Inc. (a)(b)	1,049,628

		4,909,925

Chemical Manufacturing - 5.7%
189,470	bluebird bio, Inc. (a)	744,617
16,218	Intellia Therapeutics, Inc. (a)	686,508
72,288	Roivant Sciences Ltd. ADR (Ireland) (a)	866,010

		2,297,135

Computer and Electronic Product Manufacturing - 8.5%
36,806	908 Devices, Inc. (a)	256,170
8,758	Ambarella Inc. ADR (a)	730,592
71,411	Indie Semiconductor, Inc. (a)	676,976
93,109	MicroVision, Inc. (a)(b)	372,436
294,908	Nano Dimension Ltd. ADR (Israel) (a)	914,215
89,918	Vuzix Corp. (a)(b)	474,767

		3,425,156

Electrical Equipment, Appliance, and Component Manufacturing - 1.5%
251,723	EOS Enegy Enterprises, Inc. (a)	619,239

Management of Companies and Enterprises - 6.7%
173,620	ATAI Life Sciences NV ADR (Germany) (a)	362,866
44,977	Bilibili, Inc. ADR (China) (a)	857,711
65,871	EHang Holdings Ltd. ADR (China) (a)(b)	1,492,637

		2,713,214

Miscellaneous Manufacturing - 2.0%
314,659	Butterfly Network, Inc. (a)(b)	808,674

Printing and Related Support Activities - 1.7%
114,051	Fisker, Inc. (a)(b)	703,694

Professional, Scientific, and Technical Services - 26.2%
311,100	23andMe Holding Co. (a)	597,312
38,577	4D Molecular Therapeutics, Inc. (a)	705,959
120,690	Allogene Therapeutics, Inc. (a)	598,622
31,038	Asana, Inc. (a)	753,603
59,432	Avidity Biosciences, Inc. (a)	565,198
11,228	Crispr Therapeutics AG ADR (Switzerland) (a)	643,701
66,998	Editas Medicine, Inc. (a)	588,243
395,973	Ginkgo Bioworks Holdings, Inc. Class A (a)	993,892
144,726	Planet Labs PBC (a)	538,381
69,168	Snap, Inc. (a)	785,749
23,657	Squarespace, Inc. (a)	783,993
256,374	TuSimple Holdings, Inc. (a)	599,915
20,297	Unity Software, Inc. (a)	930,415
39,913	Verve Therapeutics, Inc. (a)	817,817
169,025	Vimeo, Inc. (a)	696,383

		10,599,183

Publishing Industries - 11.2%
75,543	BigCommerce Holdings, Inc. (a)	816,620
19,354	C3.ai, Inc. (a)(b)	812,868
30,122	Dropbox, Inc. (a)	811,788
42,715	Fastly, Inc. (a)	784,674
9,785	Okta, Inc. (a)	752,075
40,698	Xperi, Inc. (a)	533,958

		4,511,983

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.0%
194,109	Aurora Innovation, Inc. (a)	636,677
74,986	Robinhood Markets, Inc. (a)	964,320

		1,600,997

Transportation Equipment Manufacturing - 19.9%
178,262	Aeva Technologies, Inc. (a)	222,828
159,467	Ballard Power Systems, Inc. ADR (Canada) (a)	752,684
283,610	Hyliion Holdings Corp. (a)	558,712
242,212	Innoviz Technologies Ltd. ADR (Israel) (a)(b)	993,069
110,130	Lucid Group, Inc. (a)	838,089
105,041	Luminar Technologies, Inc. (a)(b)	777,304
1,187,787	Nikola Corp. (a)(b)	3,171,391
169,429	Virgin Galactic Holdings, Inc. (a)(b)	725,156

		8,039,233

	TOTAL COMMON STOCKS (Cost $45,041,816)	$40,228,433

SHORT TERM INVESTMENTS - 20.5%
Money Market Funds - 20.5%
8,292,461	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$8,292,461

	TOTAL SHORT TERM INVESTMENTS (Cost $8,292,461)	$8,292,461

	TOTAL INVESTMENTS (Cost $53,334,277) - 120.0%	$48,520,894
	Liabilities in Excess of Other Assets - (20.0)%	(8,106,515)

	TOTAL NET ASSETS - 100.0%	$40,414,379

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 2.2%
64,421	Airbnb, Inc. (a)	$9,804,232
46,983	Marriott International, Inc. Class A	9,481,639

		19,285,871

Administrative and Support Services - 4.2%
37,414	Automatic Data Processing, Inc.	9,250,986
3,152	Booking Holdings, Inc. (a)	9,363,961
207,980	JD.com, Inc. ADR (China)	8,591,654
103,767	Pinduoduo, Inc. ADR (China) (a)	9,320,352

		36,526,953

Apparel Manufacturing - 0.9%
21,659	Lululemon Athletica, Inc. (a)	8,198,581

Beverage and Tobacco Product Manufacturing - 2.9%
257,640	Keurig Dr Pepper, Inc.	8,762,336
141,812	Monster Beverage Corp. (a)	8,152,772
44,531	PepsiCo, Inc.	8,347,781

		25,262,889

Broadcasting and Content Providers - 4.3%
24,254	Charter Communications, Inc. (a)	9,827,478
201,205	Comcast Corp. Class A	9,106,538
2,103,578	Sirius XM Holdings, Inc. (b)	10,728,248
647,520	Warner Bros Discovery, Inc. (a)	8,463,087

		38,125,351

Chemical Manufacturing - 6.4%
36,106	Amgen, Inc.	8,454,220
110,163	AstraZeneca PLC ADR (United Kingdom)	7,898,687
27,870	Biogen, Inc. (a)	7,530,195
105,107	Gilead Sciences, Inc.	8,002,847
10,588	Regeneron Pharmaceuticals, Inc. (a)	7,855,343
41,771	Seagen, Inc. (a)	8,010,843
23,857	Vertex Pharmaceuticals, Inc. (a)	8,405,775

		56,157,910

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 1.0%
76,870	Ross Stores, Inc.	8,812,377

Computer and Electronic Product Manufacturing - 20.8%
69,015	Advanced Micro Devices, Inc. (a)	7,895,316
33,528	Alphabet, Inc. Class A (a)	4,449,836
33,391	Alphabet, Inc. Class C (a)	4,444,676
43,997	Analog Devices, Inc.	8,778,721
44,802	Apple, Inc.	8,801,353
9,564	Broadcom, Inc.	8,594,689
159,154	Cisco Systems, Inc.	8,282,374
45,606	Enphase Energy, Inc. (a)	6,924,359
113,866	Fortinet, Inc. (a)	8,849,665
105,413	GE HealthCare Technologies, Inc.	8,222,214
132,695	GlobalFoundries, Inc. ADR (a)(b)	8,451,345
17,171	IDEXX Laboratories, Inc. (a)	9,525,269
40,226	Illumina, Inc. (a)	7,729,426
227,896	Intel Corp.	8,151,840
135,586	Marvell Technology, Inc.	8,830,716
96,971	Microchip Technology, Inc.	9,109,456
122,479	Micron Technology, Inc.	8,743,776
19,412	NVIDIA Corp.	9,071,033
41,901	NXP Semiconductors NV ADR (Netherlands)	9,343,085
91,944	ON Semiconductor Corp. (a)	9,906,966
67,567	Qualcomm, Inc.	8,930,330
46,911	Texas Instruments, Inc.	8,443,980

		181,480,425

Food Manufacturing - 1.9%
112,665	Mondelez International, Inc.	8,351,857
224,029	The Kraft Heinz Co.	8,105,369

		16,457,226

Food Services and Drinking Places - 1.0%
81,365	Starbucks Corp.	8,264,243

General Merchandise Retailers - 5.0%
66,053	Amazon.com, Inc. (a)	8,829,965
15,852	Costco Wholesale Corp.	8,887,741
60,843	Dollar Tree, Inc. (a)	9,389,900
183,952	eBay, Inc.	8,187,704
6,947	MercadoLibre, Inc. (a)	8,600,733

		43,896,043

Health and Personal Care Retailers - 0.9%
253,679	Walgreens Boots Alliance, Inc.	7,602,760

Machinery Manufacturing - 4.2%
59,638	Applied Materials, Inc.	9,040,525
11,496	ASML Holding NV ADR (Netherlands)	8,235,849
271,086	Baker Hughes Co.	9,702,168
13,508	Lam Research Corp.	9,705,363

		36,683,905

Merchant Wholesalers, Durable Goods - 4.0%
16,880	Cintas Corp.	8,474,435
94,968	Copart, Inc. (a)	8,394,222
146,480	Fastenal Co.	8,585,193
17,811	KLA-Tencor Corp.	9,153,963

		34,607,813

Miscellaneous Manufacturing - 2.9%
25,114	Align Technology, Inc. (a)	9,490,330
63,724	DexCom, Inc. (a)	7,937,461
25,147	Intuitive Surgical, Inc. (a)	8,157,687

		25,585,478

Motion Picture and Sound Recording Industries - 1.0%
19,182	Netflix, Inc. (a)	8,420,323

Motor Vehicle and Parts Dealers - 1.0%
9,005	O’Reilly Automotive, Inc. (a)	8,336,739

Performing Arts, Spectator Sports, and Related Industries - 1.0%
64,384	Electronic Arts, Inc.	8,778,758

Professional, Scientific, and Technical Services - 9.0%
127,370	Cognizant Technology Solutions Corp. Class A	8,410,241
29,475	Meta Platforms, Inc. (a)	9,390,735
64,416	Moderna, Inc. (a)	7,579,187
33,607	Palto Alto Networks, Inc. (a)	8,400,406
72,977	Paychex, Inc.	9,156,424
103,440	The Trade Desk, Inc. (a)	9,439,934
36,921	Verisk Analytics, Inc. Class A	8,452,694
37,248	Workday, Inc. (a)	8,832,618
53,849	Zscaler, Inc. (a)	8,636,303

		78,298,542

Publishing Industries - 10.0%
16,704	Adobe Systems, Inc. (a)	9,123,224
24,779	Ansys, Inc. (a)	8,476,896
46,618	Atlassian Corp. (a)	8,481,679
38,815	Autodesk, Inc. (a)	8,228,392
35,135	Cadence Design Systems, Inc. (a)	8,221,941
53,392	CrowdStrike Holdings, Inc. (a)	8,631,351
86,572	Datadog, Inc. (a)	10,104,684
18,248	Intuit, Inc.	9,337,501
24,225	Microsoft Corp.	8,137,662
18,790	Synopsys, Inc. (a)	8,489,322

		87,232,652

Rail Transportation - 1.0%
249,537	CSX Corp.	8,314,573

Support Activities for Mining - 1.1%
64,418	Diamondback Energy, Inc.	9,490,060

Telecommunications - 3.1%
124,782	PayPal Holdings, Inc. (a)	9,460,971
63,321	T-Mobile US, Inc. (a)	8,723,734
118,320	Zoom Video Communications, Inc. (a)	8,678,772

		26,863,477

Transportation Equipment Manufacturing - 4.1%
40,852	Honeywell International, Inc.	7,930,599
1,279,046	Lucid Group, Inc. (a)(b)	9,733,540
105,370	Paccar, Inc.	9,075,518
31,846	Tesla Motors, Inc. (a)	8,516,576

		35,256,233

Truck Transportation - 1.2%
25,468	Old Dominion Freight Line, Inc.	10,683,571

Utilities - 3.8%
97,608	American Electric Power Co., Inc.	8,271,302
89,189	Constellation Energy Corp.	8,620,117
201,128	Exelon Corp.	8,419,218
129,661	Xcel Energy, Inc.	8,133,634

		33,444,271

Web Search Portals, Libraries, Archives, and Other Information Services - 1.0%
98,468	CoStar Group, Inc. (a)	8,268,358

	TOTAL COMMON STOCKS (Cost $886,230,748)	$870,335,382

SHORT TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
23,534,243	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$23,534,243

	TOTAL SHORT TERM INVESTMENTS (Cost $23,534,243)	$23,534,243

	TOTAL INVESTMENTS (Cost $909,764,991) - 102.6%	$893,869,625
	Liabilities in Excess of Other Assets - (2.6)%	(22,478,649)

	TOTAL NET ASSETS - 100.0%	$871,390,976

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 99.7%
Administrative and Support Services - 6.9%
12,064	Cloudflare, Inc. (a)	$829,641
12,269	Progress Software Corp.	736,877
46,074	SentinelOne, Inc. (a)	768,054

		2,334,572

Broadcasting and Content Providers - 1.7%
167,658	Altice USA, Inc. (a)	568,361

Computer and Electronic Product Manufacturing - 19.0%
7,812	Alphabet, Inc. Class A (a)	1,036,809
1,189	Broadcom, Inc.	1,068,495
14,601	Cisco Systems, Inc.	759,836
12,077	Fortinet, Inc. (a)	938,624
5,507	International Business Machines Corp.	793,999
15,560	Marvell Technology, Inc.	1,013,423
10,927	NetApp, Inc.	852,415

		6,463,601

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 8.0%
15,334	Pegasystems, Inc.	808,868
21,363	RingCentral, Inc. (a)	883,574
6,412	VMware, Inc. (a)	1,010,724

		2,703,166

General Merchandise Retailers - 3.0%
7,658	Amazon.com, Inc. (a)	1,023,721
Management of Companies and Enterprises - 4.4%
7,847	Alibaba Group Holding Ltd. ADR (China) (a)	801,649
33,581	America Movil SAB de CV ADR (Mexico)	702,515

		1,504,164

Professional, Scientific, and Technical Services - 24.4%
4,069	Meta Platforms, Inc. (a)	1,296,383
8,176	Oracle Corp.	958,473
3,775	Palto Alto Networks, Inc. (a)	943,599
309,581	Rackspace Technology, Inc. (a)	718,228
1,647	ServiceNow, Inc. (a)	960,201
65,781	Sprinklr, Inc. (a)	923,565
18,788	Verint Systems, Inc. (a)	702,108
3,834	Workday, Inc. (a)	909,156
5,495	Zscaler, Inc. (a)	881,288

		8,293,001

Publishing Industries - 28.3%
2,183	Adobe Systems, Inc. (a)	1,192,289
4,351	Atlassian Corp. (a)	791,621
21,020	Box, Inc. (a)	656,875
5,873	CrowdStrike Holdings, Inc. (a)	949,429
4,869	CyberArk Software Ltd. ADR (Israel) (a)	808,303
11,965	DocuSign, Inc. (a)	643,956
72,767	Exela Technologies, Inc. (a)(b)	461,343
2,867	Microsoft Corp.	963,082
9,880	Okta, Inc. (a)	759,377
4,217	Salesforce.com, Inc. (a)	948,867
16,277	Smartsheet, Inc. (a)	722,699
10,736	Twilio, Inc. (a)	708,898

		9,606,739

Telecommunications - 4.0%
18,431	Verizon Communications, Inc.	628,129
10,138	Zoom Video Communications, Inc. (a)	743,622

		1,371,751

	TOTAL COMMON STOCKS (Cost $40,633,314)	$33,869,076

SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
210,576	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$210,576

	TOTAL SHORT TERM INVESTMENTS (Cost $210,576)	$210,576

	TOTAL INVESTMENTS (Cost $40,843,890) - 100.3%	$34,079,652
	Liabilities in Excess of Other Assets - (0.3)%	(117,975)

	TOTAL NET ASSETS - 100.0%	$33,961,677

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.7%
Money Market Funds - 105.7%
192,545,053	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$192,545,053
52,250,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	52,250,000
810,811	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	810,811

	TOTAL SHORT TERM INVESTMENTS (Cost $245,605,864) (b)	$245,605,864

	TOTAL INVESTMENTS (Cost $245,605,864) - 105.7%	$245,605,864
	Liabilities in Excess of Other Assets - (5.7)%	(13,161,410)

	TOTAL NET ASSETS - 100.0%	$232,444,454

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,227,735.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3100% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/13/2023	1,053	$4,229,866	$(535,952)
5.6400% representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/20/2023	49,599	224,528,245	(2,508,909)

					$228,758,111	$(3,044,861)

Direxion Daily AMZN Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 116.8%
Money Market Funds - 116.8%
3,179,152	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$3,179,152
2,238,529	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	2,238,529

	TOTAL SHORT TERM INVESTMENTS (Cost $5,417,681) (b)	$5,417,681

	TOTAL INVESTMENTS (Cost $5,417,681) - 116.8%	$5,417,681
	Liabilities in Excess of Other Assets - (16.8)%	(777,937)

	TOTAL NET ASSETS - 100.0%	$4,639,744

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,238,529.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3100 % representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/7/2023	2,391	$313,898	$(4,489)
3.8100 % representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/8/2023	12,834	1,267,516	(427,813)
3.3100 % representing 1 month SOFR rate + spread	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/19/2023	19,483	2,234,709	(355,036)

					$3,816,123	$(787,338)

Direxion Daily AAPL Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 113.2%
Money Market Funds - 113.2%
19,962,236	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$19,962,236
1,310,813	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	1,310,813
9,707,578	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	9,707,578

	TOTAL SHORT TERM INVESTMENTS (Cost $30,980,627) (b)	$30,980,627

	TOTAL INVESTMENTS (Cost $30,980,627) - 113.2%	$30,980,627
	Liabilities in Excess of Other Assets - (13.2)%	(3,616,720)

	TOTAL NET ASSETS - 100.0%	$27,363,907

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,392,004.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	BNP Paribas	12/5/2023	9,500	$1,394,227	$(452,714)
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Goldman Sachs	12/7/2023	17,743	3,238,481	(226,454)
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/8/2023	72,014	11,925,482	(2,125,303)
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of Apple, Inc.	Citibank N.A.	12/19/2023	40,035	7,443,646	(393,149)

					$24,001,836	$(3,197,620)

Direxion Daily GOOGL Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.2%
Money Market Funds - 111.2%
2,315,436	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$2,315,436
246,297	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	246,297
1,040,353	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	1,040,353

	TOTAL SHORT TERM INVESTMENTS (Cost $3,602,086) (b)	$3,602,086

	TOTAL INVESTMENTS (Cost $3,602,086) - 111.2%	$3,602,086
	Liabilities in Excess of Other Assets - (11.2)%	(363,717)

	TOTAL NET ASSETS - 100.0%	$3,238,369

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,286,650.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Goldman Sachs	12/7/2023	5,193	$645,622	$(38,146)
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/8/2023	5,816	622,804	(142,617)
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/19/2023	13,391	1,580,639	(189,195)

					$2,849,065	$(369,958)

Direxion Daily MSFT Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.7%
Money Market Funds - 104.7%
5,706,214	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$5,706,214
1,282,098	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	1,282,098
2,216,669	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	2,216,669

	TOTAL SHORT TERM INVESTMENTS (Cost $9,204,981) (b)	$9,204,981

	TOTAL INVESTMENTS (Cost $9,204,981) - 104.7%	$9,204,981
	Liabilities in Excess of Other Assets - (4.7)%	(411,085)

	TOTAL NET ASSETS - 100.0%	$8,793,896

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,498,767.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3100% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/7/2023	9,549	$3,017,786	$(165,069)
3.8100% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/8/2023	10,587	3,262,792	(274,380)
3.3100% representing 1 month SOFR rate + spread	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/19/2023	6,043	2,030,948	6,969

					$8,311,526	$(432,480)

Direxion Daily TSLA Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 109.8%
Money Market Funds - 109.8%
34,266,573	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$34,266,573
3,125,689	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	3,125,689
8,869,393	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	8,869,393

	TOTAL SHORT TERM INVESTMENTS (Cost $46,261,655) (b)	$46,261,655

	TOTAL INVESTMENTS (Cost $46,261,655) - 109.8%	$46,261,655
	Liabilities in Excess of Other Assets - (9.8)%	(4,125,622)

	TOTAL NET ASSETS - 100.0%	$42,136,033

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,014,317.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.8100 % representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	BNP Paribas	12/5/2023	39,892	$6,795,522	$(3,749,360)
5.3100 % representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/7/2023	28,830	7,520,945	(178,889)
3.8100 % representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/8/2023	20,519	5,429,201	(23,131)
3.3100 % representing 1 month SOFR rate + spread	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/19/2023	68,318	17,742,707	(490,147)

					$37,488,375	$(4,441,527)

Direxion Daily AAPL Bull 1.5X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 13.3%
Computer and Electronic Product Manufacturing - 13.3%
31,865	Apple, Inc.	$6,259,879

	TOTAL COMMON STOCKS (Cost $5,159,109)	$6,259,879

SHORT TERM INVESTMENTS - 70.3%
Money Market Funds - 70.3%
20,388,835	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$20,388,835
5,057,377	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	5,057,377
7,780,994	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	7,780,994

	TOTAL SHORT TERM INVESTMENTS (Cost $33,227,206)	$33,227,206

	TOTAL INVESTMENTS (Cost $38,386,315) - 83.6% (b)	$39,487,085
	Other Assets in Excess of Liabilities - 16.4%	7,763,157

	TOTAL NET ASSETS - 100.0%	$47,250,242

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,761,024.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Apple, Inc.	7.3100 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	40,716	$7,369,430	$572,902
Total return of common shares of Apple, Inc.	6.3100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	117,938	23,116,451	(114,150)
Total return of common shares of Apple, Inc.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	100,244	19,647,265	(216,682)
Total return of common shares of Apple, Inc.	7.8100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	70,031	13,535,054	57,898

					$63,668,200	$299,968

Direxion Daily AMZN Bull 1.5X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 7.7%
General Merchandise Retailers - 7.7%
22,260	Amazon.com, Inc. (a)	$2,975,717

	TOTAL COMMON STOCKS (Cost $2,378,771)	$2,975,717

SHORT TERM INVESTMENTS - 90.5%
Money Market Funds - 90.5%
16,731,265	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$16,731,265
5,032,843	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	5,032,843
13,103,401	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	13,103,401

	TOTAL SHORT TERM INVESTMENTS (Cost $34,867,509)	$34,867,509

	TOTAL INVESTMENTS (Cost $37,246,280) - 98.2% (c)	$37,843,226
	Other Assets in Excess of Liabilities - 1.8%	690,413

	TOTAL NET ASSETS - 100.0%	$38,533,639

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,136,244.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Amazon.com, Inc.	6.5600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	139,735	$17,066,040	$1,460,014
Total return of common shares of Amazon.com, Inc.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	101,232	12,522,119	877,764
Total return of common shares of Amazon.com, Inc.	8.3100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	169,149	20,372,564	1,953,920

					$49,960,723	$4,291,698

Direxion Daily GOOGL Bull 1.5X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 13.3%
Web Search Portals, Libraries, Archives, and Other Information Services - 13.3%
39,435	Alphabet, Inc. (a)	$5,233,813

	TOTAL COMMON STOCKS (Cost $4,157,899)	$5,233,813

SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
16,364,882	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$16,364,882
3,836,137	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	3,836,137
6,255,713	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	6,255,713

	TOTAL SHORT TERM INVESTMENTS (Cost $26,456,732)	$26,456,732

	TOTAL INVESTMENTS (Cost $30,614,631) - 80.3% (c)	$31,690,545
	Other Assets in Excess of Liabilities - 19.7%	7,782,285

	TOTAL NET ASSETS - 100.0%	$39,472,830

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,091,850.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Alphabet, Inc.	6.5600% representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	155,837	$19,617,960	$977,810
Total return of common shares of Alphabet, Inc.	7.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	141,180	18,724,306	(176,400)
Total return of common shares of Alphabet, Inc.	7.8100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	109,690	14,542,701	(149,840)

					$52,884,967	$651,570

Direxion Daily MSFT Bull 1.5X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 12.7%
Publishing Industries - 12.7%
21,473	Microsoft Corp.	$7,213,210

	TOTAL COMMON STOCKS (Cost $6,466,186)	$7,213,210

SHORT TERM INVESTMENTS - 70.7%
Money Market Funds - 70.7%
20,126,409	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$20,126,409
5,925,837	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	5,925,837
7,490,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	7,490,000
6,490,357	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	6,490,357

	TOTAL SHORT TERM INVESTMENTS (Cost $40,032,603)	$40,032,603

	TOTAL INVESTMENTS (Cost $46,498,789) - 83.4% (b)	$47,245,813
	Other Assets in Excess of Liabilities - 16.6%	9,393,153

	TOTAL NET ASSETS - 100.0%	$56,638,966

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,906,194.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Microsoft Corp.	6.5600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	61,943	$19,747,579	$891,313
Total return of common shares of Microsoft Corp.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	27,050	8,348,983	587,312
Total return of common shares of Microsoft Corp.	7.8100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	82,457	26,830,665	685,031
Total return of common shares of Microsoft Corp.	6.0100 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	60,000	21,352,102	(1,238,592)

					$76,279,329	$925,064

Direxion Daily TSLA Bull 1.5X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 14.8%
Transportation Equipment Manufacturing - 14.8%
591,918	Tesla, Inc. (a)	$158,296,631

	TOTAL COMMON STOCKS (Cost $110,308,128)	$158,296,631

SHORT TERM INVESTMENTS - 80.3%
Money Market Funds - 80.3%
379,746,041	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$379,746,041
178,949,299	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	178,949,299
65,050,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	65,050,000
236,423,034	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	236,423,034

	TOTAL SHORT TERM INVESTMENTS (Cost $860,168,374)	$860,168,374

	TOTAL INVESTMENTS (Cost $970,476,502) - 95.1% (c)	$1,018,465,005
	Other Assets in Excess of Liabilities - 4.9%	52,781,315

	TOTAL NET ASSETS - 100.0%	$1,071,246,320

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $658,243,839.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Tesla, Inc.	7.3100 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	552,147	$100,005,968	$44,694,509
Total return of common shares of Tesla, Inc.	8.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	1,535,469	439,227,830	(29,745,500)
Total return of common shares of Tesla, Inc.	7.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	1,450,099	360,307,095	24,363,115
Total return of common shares of Tesla, Inc.	8.3100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	1,207,071	329,111,247	(7,225,553)
Total return of common shares of Tesla, Inc.	6.0100 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	671,998	189,782,135	(10,688,976)

					$1,418,434,275	$21,397,595

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 53.0%
1,319,642	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$37,794,547

	TOTAL INVESTMENT COMPANIES (Cost $38,635,274)	$37,794,547

SHORT TERM INVESTMENTS - 48.1%
Money Market Funds - 48.1%
15,892,986	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$15,892,986
18,396,966	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	18,396,966

	TOTAL SHORT TERM INVESTMENTS (Cost $34,289,952)	$34,289,952

	TOTAL INVESTMENTS (Cost $72,925,226) - 101.1% (c)	$72,084,499
	Liabilities in Excess of Other Assets - (1.1)%	(789,548)

	TOTAL NET ASSETS - 100.0%	$71,294,951

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,721,321.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	3.3100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	1,400,000	$40,595,468$	(850,850)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	5.5600 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	561,464	15,451,029	462,894
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	2.8100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	1,697,582	47,758,253	787,555

					$103,804,750	$399,599

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 47.4%
6,796,185	KraneShares CSI China Internet ETF (a)	$217,206,073

	TOTAL INVESTMENT COMPANIES (Cost $190,209,817)	$217,206,073

SHORT TERM INVESTMENTS - 52.4%
Money Market Funds - 52.4%
159,740,345	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$159,740,345
25,704,307	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	25,704,307
54,752,820	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	54,752,820

	TOTAL SHORT TERM INVESTMENTS (Cost $240,197,472)	$240,197,472

	TOTAL INVESTMENTS (Cost $430,407,289) - 99.8% (c)	$457,403,545
	Other Assets in Excess of Liabilities - 0.2%	757,857

	TOTAL NET ASSETS - 100.0%	$458,161,402

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,101,758.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of KraneShares CSI China Internet ETF	5.7000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	3,989,531	$115,265,818	$9,995,524
Total return of KraneShares CSI China Internet ETF	5.8600% representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	4,561,693	134,604,026	10,490,016
Total return of KraneShares CSI China Internet ETF	5.8600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	4,967,696	136,383,751	21,350,512
Total return of KraneShares CSI China Internet ETF	6.0500% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	3,479,205	106,898,212	714,847
Total return of KraneShares CSI China Internet ETF	5.9100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	4,876,355	144,231,419	9,036,588

					$637,383,226	$51,587,487

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 90.1%
Accommodation - 0.4%
1,478	Caesars Entertainment Inc. (a)	$87,232
1,819	Hilton Worldwide Holdings, Inc.	282,836
4,901	Host Hotels & Resorts, Inc.	90,178
2,263	Las Vegas Sands Corp. (a)	135,350
1,770	Marriott International, Inc. Class A	357,204
2,082	MGM Resorts International	105,703

		1,058,503

Administrative and Support Services - 2.1%
609	Allegion PLC ADR (Ireland)	71,168
10,129	Amcor PLC ADR (United Kingdom)	103,923
2,841	Automatic Data Processing, Inc.	702,466
249	Booking Holdings, Inc. (a)	739,729
807	Broadridge Financial Solutions, Inc.	135,511
846	Equifax, Inc.	172,652
268	FactSet Research System, Inc.	116,591
509	FleetCor Technologies, Inc. (a)	126,695
549	Gartner, Inc. (a)	194,121
2,014	Iron Mountain, Inc.	123,660
997	Live Nation Entertainment, Inc. (a)	87,487
1,084	Moody’s Corp.	382,381
741	Robert Half International, Inc.	54,945
1,592	Rollins, Inc.	65,001
11,142	Visa, Inc. Class A	2,648,788
2,548	Waste Management, Inc.	417,337

		6,142,455

Air Transportation - 0.2%
885	Alaska Air Group, Inc. (a)	43,037
4,502	American Airlines Group, Inc. (a)	75,408
4,422	Delta Air Lines, Inc.	204,562
4,104	Southwest Airlines Co.	140,193
2,258	United Continental Holdings, Inc. (a)	122,632

		585,832

Ambulatory Health Care Services - 0.2%
384	DaVita, Inc. (a)	39,164
612	Laboratory Corp. of America Holdings	130,925
400	Molina Healthcare, Inc. (a)	121,796
776	Quest Diagnostics, Inc.	104,923
8,255	Viatris, Inc.	86,925

		483,733

Amusement, Gambling, and Recreation Industries - 0.5%
1,804	Global Payments, Inc.	198,891
12,587	The Walt Disney Co. (a)	1,118,858
718	Wynn Resorts Ltd.	78,248

		1,395,997

Apparel Manufacturing - 0.0% (†)
283	Ralph Lauren Corp.	37,167
2,272	VF Corp.	45,008

		82,175

Beverage and Tobacco Product Manufacturing - 2.0%
12,298	Altria Group, Inc.	558,575
26,798	Coca-Cola Co.	1,659,600
1,114	Constellation Brands, Inc. Class A	303,899
5,804	Keurig Dr Pepper, Inc.	197,394
1,295	Molson Coors Brewing Co. Class B	90,352
5,261	Monster Beverage Corp. (a)	302,455
9,488	PepsiCo, Inc.	1,778,621
10,687	Philip Morris International, Inc.	1,065,708

		5,956,604

Broadcasting and Content Providers - 0.7%
720	Charter Communications, Inc. (a)	291,737
28,645	Comcast Corp. Class A	1,296,473
1,855	FOX Corp. Class A	62,050
945	FOX Corp. Class B	29,682
3,495	Paramount Global Class B (b)	56,025
15,264	Warner Bros Discovery, Inc. (a)	199,500

		1,935,467

Building Material and Garden Equipment and Supplies Dealers - 1.2%
4,111	Lowe’s Companies, Inc.	963,084
359	Snap-on, Inc.	97,806
6,969	The Home Depot, Inc.	2,326,531
749	Tractor Supply Co.	167,768

		3,555,189

Chemical Manufacturing - 6.8%
12,149	AbbVie, Inc.	1,817,247
1,528	Air Products & Chemicals, Inc.	466,544
804	Albemarle Corp.	170,673
3,678	Amgen, Inc.	861,204
1,001	Biogen, Inc. (a)	270,460
1,081	Bio-Techne Corp.	90,155
14,467	Bristol-Myers Squibb Co.	899,703
1,241	Catalent, Inc. (a)	60,213
688	Celanese Corp.	86,268
1,346	CF Industries Holdings, Inc.	110,480
1,686	Church & Dwight Co., Inc.	161,300
851	Clorox Co.	128,910
5,712	Colgate-Palmolive Co.	435,597
3,162	DuPont de Nemours, Inc.	245,466
827	Eastman Chemical Co.	70,775
1,704	Ecolab, Inc.	312,071
5,426	Eli Lilly and Company	2,466,388
858	FMC Corp.	82,565
8,591	Gilead Sciences, Inc.	654,119
1,281	Incyte Corp. (a)	81,625
3,853	IntercontinentalExchange, Inc.	442,324
1,755	International Flavors & Fragrances, Inc.	148,491
2,322	Kimberly-Clark Corp.	299,770
3,376	Linde PLC ADR (Ireland)	1,318,902
1,747	LyondellBasell Industries N.V. Class A ADR (Netherlands) ADR	172,708
17,471	Merck & Co., Inc.	1,863,282
2,282	Mosaic Co.	93,014
1,755	Organon & Co.	38,575
38,875	Pfizer, Inc.	1,401,833
1,625	PPG Industries, Inc.	233,838
16,228	Procter & Gamble Co.	2,536,436
741	Regeneron Pharmaceuticals, Inc. (a)	549,755
999	Sealed Air Corp.	45,574
1,769	Vertex Pharmaceuticals, Inc. (a)	623,290
511	West Pharmaceutical Services, Inc.	188,069
3,179	Zoetis, Inc.	597,938

		20,025,562

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
1,577	Bath & Body Works, Inc.	58,443
2,359	Ross Stores, Inc.	270,436
7,926	TJX Companies, Inc.	685,837

		1,014,716

Computer and Electronic Product Manufacturing - 20.3%
11,087	Advanced Micro Devices, Inc. (a)	1,268,353
2,035	Agilent Technologies, Inc.	247,802
40,911	Alphabet, Inc. Class A (a)	5,429,708
35,194	Alphabet, Inc. Class C (a)	4,684,673
1,586	AMETEK, Inc.	251,540
4,105	Amphenol Corp. Class A	362,513
3,488	Analog Devices, Inc.	695,961
101,816	Apple, Inc.	20,001,753
1,715	Arista Networks, Inc. (a)	265,979
151	Bio-Rad Laboratories, Inc. (a)	61,209
2,873	Broadcom, Inc.	2,581,821
28,203	Cisco Systems, Inc.	1,467,684
4,574	Danaher Corp.	1,166,644
947	Enphase Energy, Inc. (a)	143,783
4,483	Fortinet, Inc. (a)	348,419
2,434	Fortive Corp.	190,704
2,697	GE HealthCare Technologies, Inc.	210,366
1,695	Hologic, Inc. (a)	134,617
5,974	HP, Inc.	196,126
571	IDEXX Laboratories, Inc. (a)	316,751
1,085	Illumina, Inc. (a)	208,483
28,719	Intel Corp.	1,027,279
6,257	International Business Machines Corp.	902,134
1,230	Keysight Technologies, Inc. (a)	198,128
1,303	L3 Harris Technologies, Inc.	246,905
3,775	Microchip Technology, Inc.	354,623
7,532	Micron Technology, Inc.	537,709
304	Monolithic Power Systems, Inc.	170,085
1,150	Motorola Solutions, Inc.	329,624
1,471	NetApp, Inc.	114,753
977	Northrop Grumman Corp.	434,765
17,026	NVIDIA Corp.	7,956,080
1,793	NXP Semiconductors NV ADR (Netherlands)	399,803
2,978	ON Semiconductor Corp. (a)	320,880
2,842	Otis Worldwide Corp.	258,508
860	PerkinElmer, Inc.	105,737
687	Qorvo, Inc. (a)	75,584
7,675	Qualcomm, Inc.	1,014,405
10,061	Raytheon Technologies Corp.	884,664
734	Roper Technologies, Inc.	361,899
1,321	Seagate Technology Holdings PLC ADR (Ireland)	83,884
1,091	Skyworks Solutions, Inc.	124,778
389	SolarEdge Technologies, Inc. (a)	93,928
1,069	Teradyne, Inc.	120,733
6,255	Texas Instruments, Inc.	1,125,900
2,656	Thermo Fisher Scientific, Inc.	1,457,241
1,704	Trimble, Inc. (a)	91,675
405	Waters Corp. (a)	111,865
2,204	Western Digital Corp. (a)	93,802
351	Zebra Technologies Corp. Class A (a)	108,094

		59,340,354

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.2%
4,248	Fiserv, Inc. (a)	536,140

Construction of Buildings - 0.2%
2,139	D.R. Horton, Inc.	271,696
1,748	Lennar Corp. Class A	221,699
17	NVR, Inc. (a)	107,209
1,534	PulteGroup, Inc.	129,454

		730,058

Couriers and Messengers - 0.5%
1,590	FedEx Corp.	429,221
4,988	United Parcel Service, Inc. Class B	933,404

		1,362,625

Credit Intermediation and Related Activities - 4.3%
4,089	American Express Co.	690,550
47,745	Bank of America Corp.	1,527,840
4,951	Bank of New York Mellon Corp.	224,577
2,635	Capital One Financial Corp.	308,348
13,403	Citigroup, Inc.	638,787
3,333	Citizens Financial Group, Inc.	107,523
907	Comerica, Inc.	48,942
1,750	Discover Financial Services	184,712
4,076	Fidelity National Information Services, Inc.	246,109
4,688	Fifth Third Bancorp	136,421
9,942	Huntington Bancshares, Inc.	121,690
20,123	JPMorgan Chase & Co.	3,178,629
6,442	KeyCorp	79,301
1,139	M&T Bank Corp.	159,301
5,763	MasterCard, Inc. Class A	2,272,236
1,430	Northern Trust Corp.	114,572
2,752	PNC Financial Services Group, Inc.	376,721
6,458	Regions Financial Corp.	131,549
2,305	State Street Corp.	166,974
2,949	Synchrony Financial	101,858
9,168	Truist Financial Corp.	304,561
9,606	U.S. Bancorp	381,166
25,836	Wells Fargo & Co.	1,192,590
1,020	Zions Bancorp	39,015

		12,733,972

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
855	A.O. Smith Corp.	62,099
489	Axon Enterprise, Inc. (a)	90,920
3,939	Emerson Electric Co.	359,827
433	Generac Holdings, Inc. (a)	66,552
791	Rockwell Automation, Inc.	266,005
2,165	TE Connectivity Ltd. ADR (Switzerland)	310,656
381	Whirlpool Corp.	54,963

		1,211,022

Fabricated Metal Product Manufacturing - 0.2%
2,162	Ball Corp.	126,888
1,735	Nucor Corp.	298,576
1,134	Pentair PLC ADR (Ireland)	78,813
1,058	Stanley Black & Decker, Inc.	105,028

		609,305

Food and Beverage Retailers - 0.1%
4,503	Kroger Co.	219,026

Food Manufacturing - 0.9%
3,746	Archer-Daniels-Midland Co.	318,260
1,032	Bunge Ltd. ADR	112,148
1,376	Campbell Soup Co.	63,048
4,050	General Mills, Inc.	302,697
1,990	Hormel Foods Corp.	81,351
1,767	Kellogg Co.	118,195
1,007	Lamb Weston Holdings, Inc.	104,355
1,733	McCormick & Co, Inc.	155,069
9,378	Mondelez International, Inc.	695,191
1,015	The Hershey Co.	234,780
734	The J.M. Smucker Co.	110,577
5,491	The Kraft Heinz Co.	198,664
1,969	Tyson Foods, Inc. Class A	109,713

		2,604,048

Food Services and Drinking Places - 1.1%
186	Chipotle Mexican Grill, Inc. (a)	364,984
836	Darden Restaurants, Inc.	141,217
241	Domino’s Pizza, Inc.	95,614
5,028	McDonald’s Corp.	1,474,210
7,897	Starbucks Corp.	802,098
1,926	Yum! Brands, Inc.	265,153

		3,143,276

Funds, Trusts, and Other Financial Vehicles - 0.1%
1,057	Garmin Ltd. ADR (Switzerland)	111,926
1,542	T. Rowe Price Group, Inc.	190,067

		301,993

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
1,344	Best Buy Co., Inc.	111,619

Gasoline Stations and Fuel Dealers - 0.7%
11,996	Chevron Corp.	1,963,265

General Merchandise Retailers - 4.3%
61,472	Amazon.com, Inc. (a)	8,217,577
3,053	Costco Wholesale Corp.	1,711,726
1,513	Dollar General Corp.	255,485
1,428	Dollar Tree, Inc. (a)	220,383
3,680	eBay, Inc.	163,797
850	Etsy, Inc. (a)	86,402
3,176	Target Corp.	433,429
9,659	Wal-Mart Stores, Inc.	1,544,088

		12,632,887

Health and Personal Care Retailers - 0.3%
8,826	CVS Health Corp.	659,214
343	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	152,566
4,928	Walgreens Boots Alliance, Inc.	147,692

		959,472

Hospitals - 0.2%
1,419	HCA Healthcare, Inc.	387,117
437	Universal Health Services, Inc. Class B	60,726

		447,843

Insurance Carriers and Related Activities - 5.1%
3,787	Aflac, Inc.	273,952
1,809	Allstate Corp.	203,838
4,982	American International Group, Inc.	300,315
1,409	Aon PLC ADR (United Kingdom)	448,767
2,561	Arch Capital Group Ltd. ADR (a)	198,964
1,474	Arthur J. Gallagher & Co.	316,615
360	Assurant, Inc.	48,424
12,277	Berkshire Hathaway, Inc. Class B (a)	4,321,013
1,625	Brown & Brown, Inc.	114,481
3,781	Centene Corp. (a)	257,448
2,847	Chubb Limited ADR (Switzerland)	581,955
2,036	Cigna Corp.	600,824
1,080	Cincinnati Financial Corp.	116,186
1,633	Elevance Health, Inc.	770,172
293	Everest Re Group Ltd. ADR	105,629
615	Globe Life, Inc.	68,985
2,139	Hartford Financial Services Group, Inc.	153,751
857	Humana, Inc.	391,503
1,065	Lincoln National Corp.	29,863
1,301	Loews Corp.	81,508
3,403	Marsh & McLennan Companies, Inc.	641,193
4,425	MetLife, Inc.	278,642
1,560	Principal Financial Group, Inc.	124,597
4,027	Progressive Corp.	507,321
2,508	Prudential Financial, Inc.	241,997
1,588	Travelers Companies, Inc.	274,105
6,406	UnitedHealth Group, Inc.	3,243,806
1,377	W.R. Berkley Corp.	84,947
733	Willis Towers Watson PLC (Ireland)	154,905

		14,935,706

Leather and Allied Product Manufacturing - 0.3%
8,482	NIKE, Inc. Class B	936,328
1,593	Tapestry, Inc.	68,738

		1,005,066

Machinery Manufacturing - 2.2%
5,820	Applied Materials, Inc.	882,254
6,966	Baker Hughes Co.	249,313
5,752	Carrier Global Corp.	342,532
3,552	Caterpillar, Inc.	941,884
972	Cummins, Inc.	253,498
1,858	Deere & Co.	798,197
7,502	General Electric Co.	857,028
518	IDEX Corp.	116,970
2,783	Ingersoll Rand, Inc.	181,646
920	Lam Research Corp.	661,011
155	Mettler-Toledo International, Inc. (a)	194,908
376	Nordson Corp.	94,605
888	Parker Hannifin Corp.	364,089
1,574	Trane Technologies PLC ADR (Ireland)	313,918
1,646	Xylem, Inc.	185,586

		6,437,439

Management of Companies and Enterprises - 0.5%
11,975	Abbott Laboratories	1,333,177
6,912	Carnival Corp. ADR (Panama) (a)	130,222
2,924	Norwegian Cruise Line Holdings Ltd. ADR (a)	64,533

		1,527,932

Merchant Wholesalers, Durable Goods - 0.8%
600	Cintas Corp.	301,224
2,951	Copart, Inc. (a)	260,839
3,937	Fastenal Co.	230,747
966	Genuine Parts Co.	150,425
902	Henry Schein, Inc. (a)	71,069
277	Huntington Ingalls Industries, Inc.	63,619
4,729	Johnson Controls International PLC ADR (Ireland)	328,902
948	KLA-Tencor Corp.	487,225
1,750	LKQ Corp.	95,882
359	Mohawk Industries, Inc. (a)	38,176
271	Pool Corp.	104,264
302	W.W. Grainger, Inc.	223,024
1,761	WestRock Co.	58,624

		2,414,020

Merchant Wholesalers, Nondurable Goods - 0.7%
1,119	AmerisourceBergen Corp.	209,141
1,256	Brown Forman Corp. Class B	88,674
1,752	Cardinal Health, Inc.	160,255
3,284	ConAgra Brands, Inc.	107,748
1,907	Illinois Tool Works, Inc.	502,151
939	McKesson Corp.	377,854
3,492	Sysco Corp.	266,475
1,622	The Sherwin Williams Co.	448,483

		2,160,781

Mining (except Oil and Gas) - 0.4%
9,874	Freeport-McMoRan Copper & Gold, Inc.	440,874
432	Martin Marietta Materials, Inc.	192,871
5,474	Newmont Mining Corp.	234,944
914	Vulcan Materials Co.	201,537

		1,070,226

Miscellaneous Manufacturing - 3.2%
3,796	3M Co.	423,254
494	Align Technology, Inc. (a)	186,678
3,488	Baxter International, Inc.	157,762
1,962	Becton, Dickinson & Co.	546,652
9,899	Boston Scientific Corp. (a)	513,263
1,466	Dentsply Sirona, Inc.	60,868
2,667	DexCom, Inc. (a)	332,202
964	Dover Corp.	140,715
4,176	Edwards Lifesciences Corp. (a)	342,724
1,593	Estee Lauder Companies, Inc. Class A	286,740
899	Hasbro, Inc.	58,039
473	Insulet Corp. (a)	130,903
2,417	Intuitive Surgical, Inc. (a)	784,075
17,900	Johnson & Johnson	2,998,787
9,160	Medtronic PLC ADR (Ireland)	803,882
1,013	ResMed, Inc.	225,241
682	Steris PLC ADR (Ireland)	153,825
2,324	Stryker Corp.	658,645
326	Teleflex, Inc.	81,881
1,395	Textron, Inc.	108,489
341	The Cooper Companies, Inc.	133,420
1,431	Zimmer Biomet Holdings, Inc.	197,693

		9,325,738

Motion Picture and Sound Recording Industries - 0.5%
3,059	Netflix, Inc. (a)	1,342,809
1,088	Take-Two Interactive Software, Inc. (a)	166,399

		1,509,208

Motor Vehicle and Parts Dealers - 0.3%
407	Advance Auto Parts, Inc.	30,277
123	AutoZone, Inc. (a)	305,252
1,086	CarMax, Inc. (a)	89,714
415	O’Reilly Automotive, Inc. (a)	384,203

		809,446

National Security and International Affairs - 0.0% (†)
948	Leidos Holdings, Inc.	88,666

Nonmetallic Mineral Product Manufacturing - 0.1%
5,266	Corning, Inc.	178,728

Oil and Gas Extraction - 0.7%
2,129	APA Corp.	86,203
5,212	Coterra Energy, Inc.	143,538
4,416	Devon Energy Corp.	238,464
5,758	Dominion Energy, Inc.	308,341
4,024	EOG Resources, Inc.	533,301
2,490	EQT Corp.	105,028
4,250	Marathon Oil Corp.	111,648
4,952	Occidental Petroleum Corp.	312,620
3,160	Phillips 66	352,498

		2,191,641

Paper Manufacturing - 0.0% (†)
619	Packaging Corp of America	94,924

Performing Arts, Spectator Sports, and Related Industries - 0.2%
4,924	Activision Blizzard, Inc.	456,750
1,797	Electronic Arts, Inc.	245,021

		701,771

Petroleum and Coal Products Manufacturing - 1.6%
8,326	ConocoPhillips	980,137
27,844	Exxon Mobil Corp.	2,985,991
2,926	Marathon Petroleum Corp.	389,216
2,489	Valero Energy Corp.	320,857

		4,676,201

Pipeline Transportation - 0.1%
8,383	Williams Companies, Inc.	288,794

Plastics and Rubber Products Manufacturing - 0.0% (†)
558	Avery Dennison Corp.	102,678
2,596	Newell Rubbermaid, Inc.	28,971

		131,649

Primary Metal Manufacturing - 0.1%
2,535	Howmet Aerospace, Inc.	129,640
1,111	Steel Dynamics, Inc.	118,410

		248,050

Professional, Scientific, and Technical Services - 4.2%
4,349	Accenture PLC Class A ADR (Ireland)	1,375,806
923	CDW Corp.	172,666
350	Charles River Laboratories International, Inc. (a)	73,339
3,497	Cognizant Technology Solutions Corp. Class A	230,907
1,572	DXC Technology Co. (a)	43,466
2,750	Eaton Corp PLC ADR (Ireland)	564,630
398	EPAM Systems, Inc. (a)	94,250
1,454	Extra Space Storage, Inc.	202,935
413	F5 Networks, Inc. (a)	65,353
2,386	International Paper Co.	86,039
2,658	Interpublic Group of Companies, Inc.	90,983
1,283	IQVIA Holdings, Inc. (a)	287,084
503	Jack Henry & Associates, Inc.	84,288
868	Jacobs Solutions, Inc.	108,856
2,213	Juniper Networks, Inc.	61,521
1,917	Match Group, Inc. (a)	89,160
15,239	Meta Platforms, Inc. (a)	4,855,145
2,258	Moderna, Inc. (a)	265,676
1,370	Omnicom Group, Inc.	115,929
10,602	Oracle Corp.	1,242,873
2,085	Palto Alto Networks, Inc. (a)	521,167
2,208	Paychex, Inc.	277,038
335	Paycom Software, Inc.	123,535
1,405	ServiceNow, Inc. (a)	819,115
327	Teledyne Technologies, Inc. (a)	125,741
624	VeriSign, Inc. (a)	131,633
1,001	Verisk Analytics, Inc. Class A	229,169

		12,338,304

Publishing Industries - 8.1%
3,159	Adobe Systems, Inc. (a)	1,725,351
1,054	Akamai Technologies, Inc. (a)	99,603
602	Ansys, Inc. (a)	205,944
1,474	Autodesk, Inc. (a)	312,473
1,875	Cadence Design Systems, Inc. (a)	438,769
1,069	Ceridian HCM Holding, Inc. (a)	75,696
171	Fair Isaac Corp. (a)	143,293
8,925	Hewlett Packard Enterprise Co.	155,117
1,930	Intuit, Inc.	987,581
51,238	Microsoft Corp.	17,211,869
2,619	News Corp. Class A	51,909
804	News Corp. Class B	16,168
3,913	NortonLifeLock, Inc.	76,108
734	PTC, Inc. (a)	107,025
6,738	Salesforce.com, Inc. (a)	1,516,117
1,054	Synopsys, Inc. (a)	476,197
288	Tyler Technologies, Inc. (a)	114,229

		23,713,449

Rail Transportation - 0.5%
14,004	CSX Corp.	466,613
4,195	Union Pacific Corp.	973,324

		1,439,937

Real Estate - 1.8%
1,082	Alexandria Real Estate Equities, Inc.	135,986
3,212	American Tower Corp.	611,276
974	AvalonBay Communities, Inc.	183,745
977	Boston Properties, Inc.	65,098
736	Camden Property Trust	80,290
2,142	CBRE Group, Inc. Class A (a)	178,450
2,988	Crown Castle International Corp.	323,571
2,013	Digital Realty Trust, Inc.	250,860
2,354	Equity Residential	155,223
444	Essex Property Trust, Inc.	108,136
506	Federal Realty Investment Trust	51,369
3,772	Healthpeak Properties, Inc.	82,343
4,006	Invitation Homes, Inc.	142,213
4,275	Kimco Realty Corp.	86,611
801	Mid-America Apartment Communities, Inc.	119,878
6,365	Prologis, Inc.	794,034
1,086	Public Storage	305,980
4,635	Realty Income Corp.	282,596
1,063	Regency Centers Corp.	69,658
2,254	Simon Property Group, Inc.	280,848
2,134	UDR, Inc.	87,238
2,757	Ventas, Inc.	133,770
6,911	VICI Properties, Inc.	217,558
3,427	Welltower, Inc.	281,528
5,040	Weyerhaeuser Co.	171,662

		5,199,921

Rental and Leasing Services - 0.1%
470	United Rentals, Inc.	218,400

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
721	Ameriprise Financial, Inc.	251,232
1,029	BlackRock, Inc.	760,277
729	CBOE Holdings, Inc.	101,827
10,232	Charles Schwab Corp.	676,335
2,478	CME Group, Inc.	493,023
4,869	Dow, Inc.	274,952
1,969	Franklin Resources, Inc.	57,574
2,295	Goldman Sachs Group, Inc.	816,722
3,157	Invesco Ltd. ADR (a)	53,038
263	MarketAxess Holdings, Inc.	70,805
8,974	Morgan Stanley	821,659
554	MSCI, Inc. Class A	303,636
2,329	NASDAQ OMX Group, Inc.	117,591
1,310	Raymond James Financial, Inc.	144,192
2,259	S&P Global, Inc.	891,198

		5,834,061

Specialty Trade Contractors - 0.1%
1,004	Quanta Services, Inc.	202,426

Support Activities for Agriculture and Forestry - 0.1%
4,899	Corteva, Inc.	276,451

Support Activities for Mining - 0.6%
1,245	Diamondback Energy, Inc.	183,414
6,214	Halliburton Co.	242,843
1,907	Hess Corp.	289,349
1,605	Pioneer Natural Resources Co.	362,200
9,818	Schlumberger Ltd. ADR (Curaco) (a)	572,782
1,561	Targa Resources Corp.	127,986

		1,778,574

Support Activities for Transportation - 0.3%
800	C.H. Robinson Worldwide, Inc.	80,144
977	Expedia, Inc. (a)	119,712
1,056	Expeditors International of Washington, Inc.	134,428
570	J.B. Hunt Transport Services, Inc.	116,246
1,571	Norfolk Southern Corp.	366,970

		817,500

Telecommunications - 1.2%
49,228	AT&T, Inc.	714,790
639	Equinix, Inc.	517,539
7,684	PayPal Holdings, Inc. (a)	582,601
745	SBA Communications Corp.	163,118
3,964	T-Mobile US, Inc. (a)	546,120
28,947	Verizon Communications, Inc.	986,514

		3,510,682

Transportation Equipment Manufacturing - 3.3%
1,863	Aptiv PLC ADR (United Kingdom) (a)	203,980
3,896	Boeing Co. (a)	930,560
1,620	BorgWarner, Inc.	75,330
27,064	Ford Motor Co.	357,515
1,544	General Dynamics Corp.	345,208
9,568	General Motors Co.	367,124
4,582	Honeywell International, Inc.	889,504
1,547	Lockheed Martin Corp.	690,534
3,603	Paccar, Inc.	310,326
18,550	Tesla Motors, Inc. (a)	4,960,826
356	TransDigm Group, Inc.	320,300
1,240	Wabtec Corp.	146,866

		9,598,073

Truck Transportation - 0.1%
619	Old Dominion Freight Line, Inc.	259,664

Utilities - 2.4%
4,615	AES Corp.	99,823
1,736	Alliant Energy Corp.	93,293
1,808	Ameren Corp.	154,891
3,548	American Electric Power Co., Inc.	300,658
1,344	American Water Works Co., Inc.	198,146
1,000	Atmos Energy Corp.	121,710
4,347	CenterPoint Energy, Inc.	130,801
2,014	CMS Energy Corp.	122,995
2,384	Consolidated Edison, Inc.	226,146
2,240	Constellation Energy Corp.	216,496
1,418	DTE Energy Co.	162,077
5,308	Duke Energy Corp.	496,935
2,640	Edison International	189,974
1,459	Entergy Corp.	149,839
1,581	Evergy, Inc.	94,813
2,408	Eversource Energy	174,171
6,846	Exelon Corp.	286,574
683	First Solar, Inc. (a)	141,654
3,743	FirstEnergy Corp.	147,437
13,577	Kinder Morgan, Inc.	240,449
13,940	NextEra Energy, Inc.	1,021,802
2,840	NiSource, Inc.	79,066
1,584	NRG Energy, Inc.	60,176
3,086	Oneok, Inc.	206,885
11,133	PG&E Corp. (a)	196,052
782	Pinnacle West Capital Corp.	64,765
5,078	PPL Corp.	139,797
3,439	Public Service Enterprise Group, Inc.	217,070
2,163	Sempra Energy	322,330
7,510	Southern Co.	543,273
2,167	WEC Energy Group, Inc.	194,727
3,789	Xcel Energy, Inc.	237,684

		7,032,509

Waste Management and Remediation Services - 0.1%
1,414	Republic Services, Inc.	213,670

Water Transportation - 0.1%
1,517	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	165,520

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
2,816	CoStar Group, Inc. (a)	236,460

Wood Product Manufacturing - 0.0% (†)
1,544	Masco Corp.	93,690

	TOTAL COMMON STOCKS (Cost $236,023,800)	$263,868,415

SHORT TERM INVESTMENTS - 9.7%
Money Market Funds - 9.7%
28,149,318	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$28,149,318
128,704	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (c)	128,704
4,604	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	4,604

	TOTAL SHORT TERM INVESTMENTS (Cost $28,282,626)	$28,282,626

	TOTAL INVESTMENTS (Cost $264,306,426) - 99.8% (e)	$292,151,041
	Other Assets in Excess of Liabilities - 0.2%	612,871

	TOTAL NET ASSETS - 100.0%	$292,763,912

Percentages are stated as a percent of net assets.

(†)	Less than 0.005%.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $152,161,446.

ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.6100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	43,074	$178,590,595$	17,317,397
Total return of S&P 500® Index	5.9000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	23,901	96,662,854	11,473,850
Total return of S&P 500® Index	5.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	4/9/2024	3,119	12,346,978	1,779,389

					$287,600,427	$30,570,636

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 35.9%
1,391,748	iShares MSCI Brazil Capped ETF (a)	$47,138,505

	TOTAL INVESTMENT COMPANIES (Cost $49,755,936)	$47,138,505

SHORT TERM INVESTMENTS - 65.5%
Money Market Funds - 65.5%
59,521,892	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$59,521,892
1,426	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	1,426
26,509,397	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	26,509,397

	TOTAL SHORT TERM INVESTMENTS (Cost $86,032,715)	$86,032,715

	TOTAL INVESTMENTS (Cost $135,788,651) - 101.4% (c)	$133,171,220
	Liabilities in Excess of Other Assets - (1.4)%	(1,827,744)

	TOTAL NET ASSETS - 100.0%	$131,343,476

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $59,739,473.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	5.9000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	404,574	$12,081,291	$1,615,759
Total return of iShares MSCI Brazil Capped ETF	4.8100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	4,306,179	123,878,397	23,631,974
Total return of iShares MSCI Brazil Capped ETF	5.6100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	1,447,421	38,151,391	10,896,418
Total return of iShares MSCI Brazil Capped ETF	6.0600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	205,850	6,325,770	991,634

					$180,436,849	$37,135,785

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 43.4%
630,102	iShares MSCI India ETF (a)	$28,203,365

	TOTAL INVESTMENT COMPANIES (Cost $29,024,093)	$28,203,365

SHORT TERM INVESTMENTS - 55.3%
Money Market Funds - 55.3%
22,647,082	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$22,647,082
5,490,077	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	5,490,077
7,796,900	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	7,796,900

	TOTAL SHORT TERM INVESTMENTS (Cost $35,934,059)	$35,934,059

	TOTAL INVESTMENTS (Cost $64,958,152) - 98.7% (c)	$64,137,424
	Other Assets in Excess of Liabilities - 1.3%	832,921

	TOTAL NET ASSETS - 100.0%	$64,970,345

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,682,251.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI India ETF	6.1000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	743,092	$29,624,343	$3,117,068
Total return of iShares MSCI India ETF	6.0600% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	913,423	39,318,151	469,025
Total return of iShares MSCI India ETF	6.1100% representing 1 month SOFR rate + spread	Barclays	12/20/2023	616,438	26,667,192	89,900

					$95,609,686	$3,675,993

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 79.5%
Administrative and Support Services - 0.7%
696	Alarm.com, Inc. (a)	$38,426
874	nCino, Inc. (a)	28,274

		66,700

Computer and Electronic Product Manufacturing - 0.1%
580	Radware Ltd. ADR (Israel) (a)	10,898

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 5.7%
1,036	Five9, Inc. (a)	90,909
1,236	RingCentral, Inc. (a)	51,121
2,368	VMware, Inc. (a)	373,268

		515,298

Heavy and Civil Engineering Construction - 0.5%
723	BlackLine, Inc. (a)	41,992

Professional, Scientific, and Technical Services - 29.8%
1,115	2U, Inc. (a)	5,330
865	DigitalOcean Holdings, Inc. (a)	42,835
1,987	Freshworks, Inc. (a)	37,077
1,041	LivePerson, Inc. (a)	4,945
542	Model N, Inc. (a)	18,059
3,385	Nutanix, Inc. (a)	102,227
3,290	Oracle Corp.	385,687
756	Paycom Software, Inc.	278,783
609	Paylocity Holding Corp. (a)	138,152
611	PROS Holdings, Inc. (a)	23,218
2,352	SAP SE ADR (Germany)	320,695
673	ServiceNow, Inc. (a)	392,359
2,123	Snowflake, Inc. (a)	377,278
2,101	Vimeo, Inc. (a)	8,656
1,523	Workday, Inc. (a)	361,149
1,274	Zscaler, Inc. (a)	204,324

		2,700,774

Publishing Industries - 40.0%
1,580	ACI Worldwide, Inc. (a)	36,640
775	Adobe Systems, Inc. (a)	423,282
2,274	Akamai Technologies, Inc. (a)	214,893
273	AppFolio, Inc. (a)	49,301
1,894	Atlassian Corp. (a)	344,594
1,444	Autodesk, Inc. (a)	306,114
1,503	Bill.com Holdings, Inc. (a)	188,386
628	Blackbaud, Inc. (a)	47,383
2,055	Box, Inc. (a)	64,219
1,276	C3.ai, Inc. (a)(b)	53,592
867	Clearwater Analytics Holdings, Inc. (a)	14,938
2,204	CrowdStrike Holdings, Inc. (a)	356,299
2,943	DocuSign, Inc. (a)	158,392
3,909	Dropbox, Inc. (a)	105,347
426	Enfusion, Inc. (a)	4,622
588	Everbridge, Inc. (a)	18,134
1,622	Informatica, Inc. (a)	30,883
142	MicroStrategy, Inc. Class A (a)	62,179
931	Paycor HCM, Inc. (a)	25,007
534	Qualys, Inc. (a)	74,119
1,525	Salesforce.com, Inc. (a)	343,140
533	SPS Commerce, Inc. (a)	96,148
2,599	Twilio, Inc. (a)	171,612
1,651	Veeva Systems, Inc. (a)	337,167
685	Workiva, Inc. (a)	72,124
1,840	Zuora, Inc. (a)	21,583

		3,620,098

Telecommunications - 2.7%
1,588	8x8, Inc. (a)	7,527
3,213	Zoom Video Communications, Inc. (a)	235,673

		243,200

	TOTAL COMMON STOCKS (Cost $7,432,610)	$7,198,960

SHORT TERM INVESTMENTS - 17.4%
Money Market Funds - 17.4%
1,492,784	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$1,492,784
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1
80,182	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	80,182

	TOTAL SHORT TERM INVESTMENTS (Cost $1,572,967)	$1,572,967

	TOTAL INVESTMENTS (Cost $9,005,577) - 96.9% (e)	$8,771,927
	Other Assets in Excess of Liabilities - 3.1%	285,679

	TOTAL NET ASSETS - 100.0%	$9,057,606

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,196,875.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx USA Cloud Computing Index	5.4600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	6,313	$4,414,885	$1,086,528
Total return of Indxx USA Cloud Computing Index	5.4600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	5,952	5,103,914	169,959

					$9,518,799	$1,256,487

Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 78.5%
Computer and Electronic Product Manufacturing - 5.7%
56,490	Blink Charging Co. (a)	$361,536
41,878	Indie Semiconductor, Inc. (a)	397,003

		758,539

Machinery Manufacturing - 3.1%
14,838	PHINIA Inc. (a)	420,954

Management of Companies and Enterprises - 4.3%
14,167	EHang Holdings Ltd. ADR (China) (a)	321,024
57,060	Polestar Automotive Holding UK PLC ADR (Sweden) (a)	255,629

		576,653

Motor Vehicle and Parts Dealers - 2.5%
75,523	EVgo, Inc. (a)	330,036

Printing and Related Support Activities - 3.2%
69,558	Fisker, Inc. (a)	429,173

Rental and Leasing Services - 1.9%
9,231	Cerence, Inc. (a)	256,714

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 10.7%
51,293	ChargePoint Holdings, Inc. (a)	444,198
64,834	Nio, Inc. ADR (China) (a)	991,960

		1,436,158

Specialty Trade Contractors - 4.5%
45,316	QuantumScape Corp. (a)	603,156

Transportation Equipment Manufacturing - 42.6%
9,269	BorgWarner, Inc.	431,009
13,559	Gentex Corp.	455,311
19,919	Li Auto, Inc. ADR (China) (a)	852,533
106,067	Lucid Group, Inc. (a)	807,170
62,359	Luminar Technologies, Inc. (a)	461,457
179,741	Nikola Corp. (a)	479,908
29,466	Rivian Automotive, Inc. (a)	814,440
2,827	Tesla Motors, Inc. (a)	756,025
15,121	The Lion Electric Company ADR (Canada) (a)	39,617
13,732	Wallbox N.V. ADR (Spain) (a)	57,949
26,720	XPeng, Inc. ADR (China) (a)	558,982

		5,714,401

	TOTAL COMMON STOCKS (Cost $9,223,614)	$10,525,784

SHORT TERM INVESTMENTS - 21.3%
Money Market Funds - 21.3%
1,081,556	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$1,081,556
90,670	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	90,670
1,686,581	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	1,686,581

	TOTAL SHORT TERM INVESTMENTS (Cost $2,858,807)	$2,858,807

	TOTAL INVESTMENTS (Cost $12,082,421) - 99.8% (c)	$13,384,591
	Other Assets in Excess of Liabilities - 0.2%	30,729

	TOTAL NET ASSETS - 100.0%	$13,415,320

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,929,719.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx US Electric and Autonomous Vehicles Index	5.4100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	3,119	$4,136,021	$34,006
Total return of Indxx US Electric and Autonomous Vehicles Index	5.3100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	4,837	6,401,017	87,994
Total return of Indxx US Electric and Autonomous Vehicles Index	5.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/14/2023	4,140	5,478,420	87,353

					$16,015,458	$209,353

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 68.9%
Gasoline Stations and Fuel Dealers - 12.9%
335,046	Chevron Corp.	$54,833,628

Machinery Manufacturing - 1.8%
218,274	Baker Hughes Co.	7,812,027

Oil and Gas Extraction - 13.2%
66,535	APA Corp.	2,694,002
163,316	Coterra Energy, Inc.	4,497,722
138,362	Devon Energy Corp.	7,471,548
105,063	EOG Resources, Inc.	13,923,999
77,976	EQT Corp.	3,289,028
133,159	Marathon Oil Corp.	3,498,087
154,913	Occidental Petroleum Corp.	9,779,658
98,934	Phillips 66	11,036,088

		56,190,132

Petroleum and Coal Products Manufacturing - 23.0%
117,560	ConocoPhillips	13,839,163
581,306	Exxon Mobil Corp.	62,339,255
91,478	Marathon Petroleum Corp.	12,168,404
77,949	Valero Energy Corp.	10,048,406

		98,395,228

Pipeline Transportation - 2.1%
262,652	Williams Companies, Inc.	9,048,361

Support Activities for Mining - 12.6%
39,049	Diamondback Energy, Inc.	5,752,699
194,521	Halliburton Co.	7,601,881
59,583	Hess Corp.	9,040,528
50,397	Pioneer Natural Resources Co.	11,373,091
274,036	Schlumberger Ltd. ADR (Curaco) (a)	15,987,260
48,734	Targa Resources Corp.	3,995,701

		53,751,160

Utilities - 3.3%
425,237	Kinder Morgan, Inc.	7,530,947
96,469	Oneok, Inc.	6,467,282

		13,998,229

	TOTAL COMMON STOCKS (Cost $242,168,495)	$294,028,765

SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
114,265,352	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$114,265,352
7,763,498	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	7,763,498

	TOTAL SHORT TERM INVESTMENTS (Cost $122,028,850)	$122,028,850

	TOTAL INVESTMENTS (Cost $364,197,345) - 97.5% (c)	$416,057,615
	Other Assets in Excess of Liabilities - 2.5%	10,896,111

	TOTAL NET ASSETS - 100.0%	$426,953,726

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $197,181,063.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Energy Select Sector Index	5.8000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	236,237	$209,247,287	$6,409,784
Total return of Energy Select Sector Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	84,231	72,497,844	4,282,253
Total return of Energy Select Sector Index	5.9400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	114,079	96,358,034	7,840,286
Total return of Energy Select Sector Index	5.8100 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	173,891	145,075,321	14,180,872

					$523,178,486	$32,713,195

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.4%
Money Market Funds - 105.4%
21,045,719	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$21,045,719
1,850,420	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	1,850,420
1,354,426	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	1,354,426

	TOTAL SHORT TERM INVESTMENTS (Cost $24,250,565) (b)	$24,250,565

	TOTAL INVESTMENTS (Cost $24,250,565) - 105.4%	$24,250,565
	Liabilities in Excess of Other Assets - (5.4)%	(1,252,142)

	TOTAL NET ASSETS - 100.0%	$22,998,423

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,938,106.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3500% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/5/2023	16,167	$14,524,435	$(266,501)
5.3100% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	12/12/2023	7,900	6,956,210	(290,409)
5.6300% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/13/2023	16,960	15,458,944	(32,834)
5.5100% representing 1 month SOFR rate + spread	Total return of Energy Select Sector Index	Barclays	12/20/2023	8,960	7,771,684	(424,460)

					$44,711,273	$(1,014,204)

Direxion Daily Global Clean Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 82.8%
202,950	iShares Global Clean Energy ETF (a)	$3,709,926

	TOTAL INVESTMENT COMPANIES (Cost $4,337,499)	$3,709,926

SHORT TERM INVESTMENTS - 22.0%
Money Market Funds - 22.0%
150,051	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$150,051
837,315	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	837,315

	TOTAL SHORT TERM INVESTMENTS (Cost $987,366)	$987,366

	TOTAL INVESTMENTS (Cost $5,324,865) - 104.8% (c)	$4,697,292
	Liabilities in Excess of Other Assets - (4.8)%	(219,395)

	TOTAL NET ASSETS - 100.0%	$4,477,897

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,955,857.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of The S&P Global Clean Energy Index	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	249,794	$4,685,592	$(155,452)
Total return of The S&P Global Clean Energy Index	5.8600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	37,180	730,438	(72,153)

					$5,416,030	$(227,605)

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 50.3%
8,005,503	VanEck Vectors™ Gold Miners ETF (a)	$251,452,849

	TOTAL INVESTMENT COMPANIES (Cost $236,639,084)	$251,452,849

SHORT TERM INVESTMENTS - 46.4%
Money Market Funds - 46.4%
181,561,262	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$181,561,262
18,359,623	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	18,359,623
31,612,510	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	31,612,510

	TOTAL SHORT TERM INVESTMENTS (Cost $231,533,395)	$231,533,395

	TOTAL INVESTMENTS (Cost $468,172,479) - 96.7% (c)	$482,986,244
	Other Assets in Excess of Liabilities - 3.3%	16,474,983

	TOTAL NET ASSETS - 100.0%	$499,461,227

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $320,812,604.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Vectors® Gold Miners ETF	6.1000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	3,631,213	$106,442,108	$6,354,687
Total return of VanEck Vectors® Gold Miners ETF	5.9100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	3,100,000	91,066,938	4,216,545
Total return of VanEck Vectors® Gold Miners ETF	6.1600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	4,319,954	128,223,254	5,035,928
Total return of VanEck Vectors® Gold Miners ETF	6.1600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	3,944,792	115,956,195	5,661,461
Total return of VanEck Vectors® Gold Miners ETF	6.3500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	4,963,991	147,006,387	6,195,088
Total return of VanEck Vectors® Gold Miners ETF	6.0400 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	3,837,022	112,593,127	6,312,237

					$701,288,009	$33,775,946

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.9%
Money Market Funds - 106.9%
130,500,058	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$130,500,058
28,260,917	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	28,260,917

	TOTAL SHORT TERM INVESTMENTS (Cost $158,760,975) (b)	$158,760,975

	TOTAL INVESTMENTS (Cost $158,760,975) - 106.9%	$158,760,975
	Liabilities in Excess of Other Assets - (6.9)%	(10,257,047)

	TOTAL NET ASSETS - 100.0%	$148,503,928

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,280,791.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.6900% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/5/2023	1,843,924	$59,926,904	$2,887,248
5.9600% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/8/2023	1,595,584	53,104,111	3,531,644
5.2600% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	12/12/2023	400,000	13,437,562	1,053,464
5.9000% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/13/2023	3,009,268	98,556,972	5,016,484
5.7800% representing 1 month SOFR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/19/2023	2,607,092	83,180,162	1,608,776

					$308,205,711	$14,097,616

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 38.9%
3,022,941	VanEck VectorsTM Junior Gold Miners ETF (a)	$113,843,958

	TOTAL INVESTMENT COMPANIES (Cost $110,394,033)	$113,843,958

SHORT TERM INVESTMENTS - 56.4%
Money Market Funds - 56.4%
141,182,821	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$141,182,821
23,828,723	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	23,828,723

	TOTAL SHORT TERM INVESTMENTS (Cost $165,011,544)	$165,011,544

	TOTAL INVESTMENTS (Cost $275,405,577) - 95.3% (c)	$278,855,502
	Other Assets in Excess of Liabilities - 4.7%	13,483,953

	TOTAL NET ASSETS - 100.0%	$292,339,455

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $146,730,283.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	6.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	3,694,056	$129,089,103	$6,575,676
Total return of VanEck VectorsTM Junior Gold Miners ETF	6.1100% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	1,597,792	57,316,599	1,708,892
Total return of VanEck VectorsTM Junior Gold Miners ETF	6.2400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,030,632	73,244,481	2,025,996
Total return of VanEck VectorsTM Junior Gold Miners ETF	6.0300% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	5,179,798	185,229,810	5,558,163

					$444,879,993	$15,868,727

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 106.3%
Money Market Funds - 106.3%
88,311,916	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$88,311,916
21,552,147	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	21,552,147

	TOTAL SHORT TERM INVESTMENTS (Cost $109,864,063) (b)	$109,864,063

	TOTAL INVESTMENTS (Cost $109,864,063) - 106.3%	$109,864,063
	Liabilities in Excess of Other Assets - (6.3)%	(6,501,215)

	TOTAL NET ASSETS - 100.0%	$103,362,848

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,993,524.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.6900 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/5/2023	1,482,898	$57,301,143	$2,203,695
5.2100 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	J.P. Morgan	12/12/2023	1,531,593	62,415,870	5,721,151
5.8800 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/13/2023	1,039,668	41,615,033	2,870,898
5.7100 % representing 1 month SOFR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/19/2023	1,435,289	54,162,465	521,408

					$215,494,511	$11,317,152

Direxion Daily NYSE FANG+ Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 38.9%
Computer and Electronic Product Manufacturing - 15.5%
6,790	Advanced Micro Devices, Inc. (a)	$776,776
6,991	Alphabet, Inc. Class A (a)	927,845
4,700	Apple, Inc.	923,315
2,010	NVIDIA Corp.	939,253

		3,567,189

General Merchandise Retailers - 4.0%
6,838	Amazon.com, Inc. (a)	914,104

Motion Picture and Sound Recording Industries - 3.7%
1,961	Netflix, Inc. (a)	860,820

Professional, Scientific, and Technical Services - 8.1%
3,163	Meta Platforms, Inc. (a)	1,007,732
4,775	Snowflake, Inc. (a)	848,565

		1,856,297

Publishing Industries - 3.7%
2,563	Microsoft Corp.	860,963

Transportation Equipment Manufacturing - 3.9%
3,367	Tesla Motors, Inc. (a)	900,437

	TOTAL COMMON STOCKS (Cost $6,824,020)	$8,959,810

SHORT TERM INVESTMENTS - 85.9%
Money Market Funds - 85.9%
18,846,389	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$18,846,389
950,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	950,004
635	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	635

	TOTAL SHORT TERM INVESTMENTS (Cost $19,797,028)	$19,797,028

	TOTAL INVESTMENTS (Cost $26,621,048) - 124.8% (c)	$28,756,838
	Liabilities in Excess of Other Assets - (24.8)%	(5,705,042)

	TOTAL NET ASSETS - 100.0%	$23,051,796

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,085,739.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NYSE FANG+ Index	5.9000% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,476	$19,825,291	$(222,281)
Total return of NYSE FANG+ Index	5.9600% representing 1 month SOFR rate + spread	Barclays	12/20/2023	2,143	16,657,018	480,626

					$36,482,309	$258,345

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 61.0%
845,808	Global X Robotics & Artificial Intelligence ETF (a)	$24,646,845

	TOTAL INVESTMENT COMPANIES (Cost $22,359,477)	$24,646,845

SHORT TERM INVESTMENTS - 38.8%
Money Market Funds - 38.8%
7,712,853	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$7,712,853
1,939,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	1,939,299
6,020,270	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	6,020,270

	TOTAL SHORT TERM INVESTMENTS (Cost $15,672,422)	$15,672,422

	TOTAL INVESTMENTS (Cost $38,031,899) - 99.8% (c)	$40,319,267
	Other Assets in Excess of Liabilities - 0.2%	106,375

	TOTAL NET ASSETS - 100.0%	$40,425,642

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,596,555.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	488,745	$10,420,996	$3,507,297
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.1000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	571,257	13,974,284	2,387,686
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	5.9100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	548,383	14,696,089	1,141,958
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	6.0600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	320,390	8,349,696	872,956

					$47,441,065	$7,909,897

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 49.0%
Chemical Manufacturing - 0.2%
711,714	Gevo, Inc. (a)	$1,224,148

Gasoline Stations and Fuel Dealers - 1.9%
43,283	Chevron Corp.	7,083,696
226,003	Delek US Holdings, Inc.	6,235,423

		13,319,119

Merchant Wholesalers, Durable Goods - 0.1%
9,373	REX American Resources Corp. (a)	346,988

Merchant Wholesalers, Nondurable Goods - 0.2%
56,700	World Fuel Services Corp.	1,278,018

Mining (except Oil and Gas) - 1.2%
393,303	CNX Resources Corp. (a)	8,023,381

Oil and Gas Extraction - 27.4%
322,650	Antero Resources Corp. (a)	8,630,887
205,798	APA Corp.	8,332,761
92,686	Berry Petroleum Corp.	722,951
273,745	Clean Energy Fuels Corp. (a)	1,349,563
591,062	Comstock Resources Inc. (b)	7,536,041
279,839	Coterra Energy, Inc.	7,706,766
61,017	Crescent Energy Co. (b)	724,272
137,869	Devon Energy Corp.	7,444,926
169,146	Earthstone Energy, Inc. (a)(b)	2,702,953
59,147	EOG Resources, Inc.	7,838,752
178,358	EQT Corp.	7,523,140
116,566	Green Plains, Inc. (a)	4,139,259
722,694	Kosmos Energy Ltd. (a)	5,131,127
250,164	Magnolia Oil & Gas Corp.	5,541,133
291,962	Marathon Oil Corp.	7,669,842
135,349	Matador Resources Co.	7,529,465
179,006	Murphy Oil Corp.	7,745,590
183,728	Northern Oil and Gas, Inc.	7,233,371
45,427	Oasis Petroleum, Inc.	7,124,771
115,911	Occidental Petroleum Corp.	7,317,461
182,285	Ovintiv, Inc.	8,401,516
130,267	Par Pacific Holdings, Inc. (a)	4,100,805
95,521	PDC Energy, Inc.	7,249,089
69,619	Phillips 66	7,765,999
241,419	Range Resources Corp.	7,587,799
30,345	SilverBow Resources, Inc. (a)	1,086,654
87,768	Sitio Royalties Corp.	2,399,577
236,763	SM Energy Co.	8,592,129
1,307,161	Southwestern Energy Co. (a)	8,470,403
268,782	Talos Energy, Inc. (a)	4,300,512
1,382,498	Tellurian, Inc. (a)(b)	2,377,897
217,489	VAALCO Energy, Inc.	967,826
40,941	Vitesse Energy, Inc.	1,031,304
397,195	W&T Offshore, Inc. (a)	1,739,714

		186,016,255

Petroleum and Coal Products Manufacturing - 8.6%
66,183	ConocoPhillips	7,791,063
146,045	CVR Energy, Inc.	5,365,693
64,024	Exxon Mobil Corp.	6,865,934
150,056	HF Sinclair Corp.	7,816,417
60,843	Marathon Petroleum Corp.	8,093,336
164,924	PBF Energy, Inc.	7,823,994
60,637	Valero Energy Corp.	7,816,716
426,947	Vertex Energy, Inc. (a)(b)	2,250,011
93,426	Vital Energy, Inc. (a)	4,931,024

		58,754,188

Printing and Related Support Activities - 1.1%
663,032	Permian Resources Corp.	7,750,844

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
4,938	Texas Pacific Land Corp.	7,438,110

Support Activities for Mining - 7.2%
85,660	California Resources Corp.	4,569,961
205,489	Callon Petroleum Co. (a)	7,718,167
78,502	Civitas Resources, Inc.	5,876,659
75,136	Denbury, Inc. (a)	6,605,206
51,978	Diamondback Energy, Inc.	7,657,399
15,131	Gulfport Energy Corp. (a)	1,550,171
50,412	Hess Corp.	7,649,013
33,573	Pioneer Natural Resources Co.	7,576,419

		49,202,995

	TOTAL COMMON STOCKS (Cost $323,718,225)	$333,354,046

SHORT TERM INVESTMENTS - 48.9%
Money Market Funds - 48.9%
269,696,852	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$269,696,852
43,441	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (c)	43,441
62,717,506	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	62,717,506

	TOTAL SHORT TERM INVESTMENTS (Cost $332,457,799)	$332,457,799

	TOTAL INVESTMENTS (Cost $656,176,024) - 97.9% (e)	$665,811,845
	Other Assets in Excess of Liabilities - 2.1%	13,926,080

	TOTAL NET ASSETS - 100.0%	$679,737,925

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,430,232.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8500 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	33,491	$176,441,305	$5,257,441
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	33,085	160,196,907	21,350,666
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.7100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	28,016	133,179,574	20,653,668
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.5600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	32,374	167,860,507	8,643,842
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.6500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	23,878	116,328,626	14,954,740
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	5.7400 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	34,922	172,554,206	18,591,028

					$926,561,125	$89,451,385

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 111.9%
Money Market Funds - 111.9%
48,385,166	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$48,385,166
14,075,092	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	14,075,092
23,096,605	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	23,096,605

	TOTAL SHORT TERM INVESTMENTS (Cost $85,556,863) (b)	$85,556,863

	TOTAL INVESTMENTS (Cost $85,556,863) - 111.9%	$85,556,863
	Liabilities in Excess of Other Assets - (11.9)%	(9,097,942)

	TOTAL NET ASSETS - 100.0%	$76,458,921

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,640,591.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.5100% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/7/2023	9,763	$51,174,073	$(2,407,894)
5.5100% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/8/2023	5,041	25,639,289	(2,009,527)
4.9100% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/12/2023	5,422	28,367,092	(1,305,052)
5.3400% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/13/2023	2,565	13,338,060	(648,404)
5.4500% representing 1 month SOFR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2023	4,893	25,078,424	(1,684,737)

					$143,596,938	$(8,055,614)

Direxion Daily Travel & Vacation Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 74.1%
Accommodation - 31.5%
6,248	Airbnb, Inc. (a)	$950,883
9,489	Apple Hospitality REIT, Inc.	147,079
7,740	Atour Lifestyle Holdings Ltd. ADR (a)(b)	156,812
2,773	Boyd Gaming Co.	189,451
4,479	Caesars Entertainment Inc. (a)	264,351
1,437	Choice Hotels International, Inc.	187,888
2,909	Hilton Grand Vacations, Inc. (a)	135,269
5,064	Hilton Worldwide Holdings, Inc.	787,401
15,073	Host Hotels & Resorts, Inc.	277,343
6,669	Huazhu Group Ltd. ADR (a)	320,379
1,430	Hyatt Hotels Corp.	180,681
3,919	InterContinental Hotels Group PLC ADR (United Kingdom) (b)	295,493
9,305	Las Vegas Sands Corp. (a)	556,532
4,109	Marriott International, Inc. Class A	829,237
11,549	Melco Crown Entertainment Ltd. ADR (a)	157,297
7,439	MGM Resorts International	377,678
9,764	Park Hotels & Resorts, Inc.	133,083
5,466	Penn National Gaming, Inc. (a)	143,701
11,324	Sunstone Hotel Investors, Inc.	115,392
3,544	Travel + Leisure Co.	144,347
920	Vail Resorts, Inc.	216,651
2,706	Wyndham Hotels & Resorts, Inc.	210,852

		6,777,800

Administrative and Support Services - 6.5%
275	Booking Holdings, Inc. (a)	816,970
3,871	Live Nation Entertainment, Inc. (a)	339,680
4,431	Six Flags Entertainment Corp. (a)	105,901
7,552	TripAdvisor, Inc. (a)	140,845

		1,403,396

Air Transportation - 13.6%
4,224	Alaska Air Group, Inc. (a)	205,413
1,051	Allegiant Travel Co. (a)	130,009
18,058	American Airlines Group, Inc. (a)	302,472
1,119	Copa Holdings SA ADR (Panama)	132,064
14,956	Delta Air Lines, Inc.	691,865
18,752	JetBlue Airways Corp. (a)	145,703
3,490	Ryanair Holdings PLC ADR (Ireland) (a)	357,830
11,671	Southwest Airlines Co.	398,681
7,873	Spirit Airlines, Inc.	144,076
7,707	United Continental Holdings, Inc. (a)	418,567

		2,926,680

Amusement, Gambling, and Recreation Industries - 5.0%
2,139	SeaWorld Entertainment, Inc. (a)	118,436
7,871	The Walt Disney Co. (a)	699,653
2,365	Wynn Resorts Ltd.	257,738

		1,075,827

Management of Companies and Enterprises - 6.5%
27,286	Carnival Corp. ADR (Panama) (a)	514,068
12,800	Norwegian Cruise Line Holdings Ltd. ADR (a)	282,496
14,845	Trip.com Group Ltd. ADR (China) (a)	609,239

		1,405,803

Performing Arts, Spectator Sports, and Related Industries - 1.0%
1,805	Churchill Downs, Inc.	209,109

Real Estate - 5.9%
6,029	Gaming & Leisure Properties, Inc.	286,136
1,253	Marriott Vacations Worldwide Corp.	161,023
7,773	Pebblebrook Hotel Trust	120,093
1,940	Ryman Hospitality Properties, Inc.	184,863
16,063	VICI Properties, Inc.	505,663

		1,257,778

Support Activities for Transportation - 2.0%
3,494	Expedia, Inc. (a)	428,120

Water Transportation - 2.1%
4,080	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	445,169

	TOTAL COMMON STOCKS (Cost $16,437,281)	$15,929,682

SHORT TERM INVESTMENTS - 25.0%
Money Market Funds - 25.0%
3,324,812	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$3,324,812
2	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	2
2,049,097	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	2,049,097

	TOTAL SHORT TERM INVESTMENTS (Cost $5,373,911)	$5,373,911

	TOTAL INVESTMENTS (Cost $21,811,192) - 99.1% (e)	$21,303,593
	Other Assets in Excess of Liabilities - 0.9%	206,466

	TOTAL NET ASSETS - 100.0%	$21,510,059

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,873,049.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of BlueStar® Travel and Vacation Index	5.8100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	67,069	$9,230,431	$1,038,744
Total return of BlueStar® Travel and Vacation Index	5.7600% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	107,788	16,437,377	218,919

					$25,667,808	$1,257,663

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 64.1%
170,109	iShares Core S&P Mid-Cap ETF (a)	$46,337,692

	TOTAL INVESTMENT COMPANIES (Cost $42,914,418)	$46,337,692

SHORT TERM INVESTMENTS - 34.8%
Money Market Funds - 34.8%
14,029,996	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$14,029,996
11,126,003	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	11,126,003

	TOTAL SHORT TERM INVESTMENTS (Cost $25,155,999)	$25,155,999

	TOTAL INVESTMENTS (Cost $68,070,417) - 99.0% (c)	$71,493,691
	Other Assets in Excess of Liabilities - 1.0%	741,846

	TOTAL NET ASSETS - 100.0%	$72,235,537

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,168,448.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	7,218	$18,242,226	$1,187,817
Total return of S&P MidCap 400® Index	5.6100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	24,199	60,424,157	4,764,623
Total return of S&P MidCap 400® Index	5.8500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	14,531	37,190,493	2,129,082
Total return of S&P MidCap 400® Index	5.7100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	16,494	41,843,023	2,520,583

					$157,699,899	$10,602,105

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 73.8%
Accommodation - 0.3%
14,385	Caesars Entertainment Inc. (a)	$849,003
17,586	Hilton Worldwide Holdings, Inc.	2,734,447
47,458	Host Hotels & Resorts, Inc.	873,227
21,926	Las Vegas Sands Corp. (a)	1,311,394
17,207	Marriott International, Inc. Class A	3,472,545
20,156	MGM Resorts International	1,023,320

		10,263,936

Administrative and Support Services - 1.7%
5,787	Allegion PLC ADR (Ireland)	676,269
98,188	Amcor PLC ADR (United Kingdom)	1,007,409
27,546	Automatic Data Processing, Inc.	6,811,024
2,423	Booking Holdings, Inc. (a)	7,198,248
7,864	Broadridge Financial Solutions, Inc.	1,320,523
8,250	Equifax, Inc.	1,683,660
2,595	FactSet Research System, Inc.	1,128,929
4,954	FleetCor Technologies, Inc. (a)	1,233,100
5,194	Gartner, Inc. (a)	1,836,546
19,457	Iron Mountain, Inc.	1,194,660
9,578	Live Nation Entertainment, Inc. (a)	840,470
10,548	Moody’s Corp.	3,720,807
7,201	Robert Half International, Inc.	533,954
15,484	Rollins, Inc.	632,212
107,899	Visa, Inc. Class A	25,650,829
24,746	Waste Management, Inc.	4,053,147

		59,521,787

Air Transportation - 0.2%
8,533	Alaska Air Group, Inc. (a)	414,960
43,567	American Airlines Group, Inc. (a)	729,747
42,840	Delta Air Lines, Inc.	1,981,779
39,671	Southwest Airlines Co.	1,355,161
21,923	United Continental Holdings, Inc. (a)	1,190,638

		5,672,285

Ambulatory Health Care Services - 0.1%
3,731	DaVita, Inc. (a)	380,525
5,998	Laboratory Corp. of America Holdings	1,283,152
3,905	Molina Healthcare, Inc. (a)	1,189,033
7,406	Quest Diagnostics, Inc.	1,001,365
79,986	Viatris, Inc.	842,253

		4,696,328

Amusement, Gambling, and Recreation Industries - 0.4%
17,431	Global Payments, Inc.	1,921,768
121,922	The Walt Disney Co. (a)	10,837,647
6,840	Wynn Resorts Ltd.	745,423

		13,504,838

Apparel Manufacturing - 0.0% (†)
2,757	Ralph Lauren Corp.	362,077
22,024	VF Corp.	436,295

		798,372

Beverage and Tobacco Product Manufacturing - 1.7%
119,072	Altria Group, Inc.	5,408,250
259,650	Coca-Cola Co.	16,080,125
10,710	Constellation Brands, Inc. Class A	2,921,688
56,130	Keurig Dr Pepper, Inc.	1,908,981
12,508	Molson Coors Brewing Co. Class B	872,683
51,000	Monster Beverage Corp. (a)	2,931,990
91,925	PepsiCo, Inc.	17,232,261
103,488	Philip Morris International, Inc.	10,319,823

		57,675,801

Broadcasting and Content Providers - 0.5%
6,861	Charter Communications, Inc. (a)	2,780,008
277,507	Comcast Corp. Class A	12,559,967
17,914	FOX Corp. Class A	599,223
9,059	FOX Corp. Class B	284,543
33,856	Paramount Global Class B (b)	542,712
147,869	Warner Bros Discovery, Inc. (a)	1,932,648

		18,699,101

Building Material and Garden Equipment and Supplies Dealers - 1.0%
39,767	Lowe’s Companies, Inc.	9,316,215
3,495	Snap-on, Inc.	952,178
67,507	The Home Depot, Inc.	22,536,537
7,302	Tractor Supply Co.	1,635,575

		34,440,505

Chemical Manufacturing - 5.6%
117,677	AbbVie, Inc.	17,602,126
14,782	Air Products & Chemicals, Inc.	4,513,388
7,826	Albemarle Corp.	1,661,303
35,566	Amgen, Inc.	8,327,779
9,604	Biogen, Inc. (a)	2,594,905
10,562	Bio-Techne Corp.	880,871
140,143	Bristol-Myers Squibb Co.	8,715,493
11,988	Catalent, Inc. (a)	581,658
6,683	Celanese Corp.	837,981
12,958	CF Industries Holdings, Inc.	1,063,593
16,264	Church & Dwight Co., Inc.	1,555,977
8,270	Clorox Co.	1,252,739
55,377	Colgate-Palmolive Co.	4,223,050
30,620	DuPont de Nemours, Inc.	2,377,031
7,916	Eastman Chemical Co.	677,451
16,491	Ecolab, Inc.	3,020,162
52,640	Eli Lilly and Company	23,927,512
8,348	FMC Corp.	803,328
83,235	Gilead Sciences, Inc.	6,337,513
12,343	Incyte Corp. (a)	786,496
37,295	IntercontinentalExchange, Inc.	4,281,466
16,992	International Flavors & Fragrances, Inc.	1,437,693
22,507	Kimberly-Clark Corp.	2,905,654
32,710	Linde PLC ADR (Ireland)	12,778,816
16,878	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,668,559
169,204	Merck & Co., Inc.	18,045,607
22,124	Mosaic Co.	901,774
16,990	Organon & Co.	373,440
376,638	Pfizer, Inc.	13,581,566
15,678	PPG Industries, Inc.	2,256,064
157,245	Procter & Gamble Co.	24,577,393
7,210	Regeneron Pharmaceuticals, Inc. (a)	5,349,171
9,639	Sealed Air Corp.	439,731
17,194	Vertex Pharmaceuticals, Inc. (a)	6,058,134
5,010	West Pharmaceutical Services, Inc.	1,843,880
30,886	Zoetis, Inc.	5,809,348

		194,048,652

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
15,214	Bath & Body Works, Inc.	563,831
22,819	Ross Stores, Inc.	2,615,970
76,849	TJX Companies, Inc.	6,649,744

		9,829,545

Computer and Electronic Product Manufacturing - 16.6%
107,396	Advanced Micro Devices, Inc. (a)	12,286,102
19,687	Agilent Technologies, Inc.	2,397,286
396,280	Alphabet, Inc. Class A (a)	52,594,282
340,836	Alphabet, Inc. Class C (a)	45,368,680
15,342	AMETEK, Inc.	2,433,241
39,687	Amphenol Corp. Class A	3,504,759
33,738	Analog Devices, Inc.	6,731,743
986,204	Apple, Inc.	193,739,776
16,685	Arista Networks, Inc. (a)	2,587,677
1,460	Bio-Rad Laboratories, Inc. (a)	591,826
27,807	Broadcom, Inc.	24,988,761
273,091	Cisco Systems, Inc.	14,211,656
44,324	Danaher Corp.	11,305,279
9,083	Enphase Energy, Inc. (a)	1,379,072
43,447	Fortinet, Inc. (a)	3,376,701
23,630	Fortive Corp.	1,851,411
26,074	GE HealthCare Technologies, Inc.	2,033,772
16,398	Hologic, Inc. (a)	1,302,329
57,777	HP, Inc.	1,896,819
5,556	IDEXX Laboratories, Inc. (a)	3,082,080
10,565	Illumina, Inc. (a)	2,030,065
278,133	Intel Corp.	9,948,817
60,560	International Business Machines Corp.	8,731,541
11,803	Keysight Technologies, Inc. (a)	1,901,227
12,664	L3 Harris Technologies, Inc.	2,399,701
36,527	Microchip Technology, Inc.	3,431,346
73,044	Micron Technology, Inc.	5,214,611
2,964	Monolithic Power Systems, Inc.	1,658,328
11,198	Motorola Solutions, Inc.	3,209,683
14,237	NetApp, Inc.	1,110,628
9,525	Northrop Grumman Corp.	4,238,625
165,033	NVIDIA Corp.	77,118,271
17,336	NXP Semiconductors NV ADR (Netherlands)	3,865,581
28,771	ON Semiconductor Corp. (a)	3,100,075
27,556	Otis Worldwide Corp.	2,506,494
8,371	PerkinElmer, Inc.	1,029,214
6,670	Qorvo, Inc. (a)	733,833
74,291	Qualcomm, Inc.	9,819,042
97,461	Raytheon Technologies Corp.	8,569,746
7,148	Roper Technologies, Inc.	3,524,321
12,848	Seagate Technology Holdings PLC ADR (Ireland)	815,848
10,626	Skyworks Solutions, Inc.	1,215,296
3,790	SolarEdge Technologies, Inc. (a)	915,133
10,315	Teradyne, Inc.	1,164,976
60,537	Texas Instruments, Inc.	10,896,660
25,722	Thermo Fisher Scientific, Inc.	14,112,633
16,494	Trimble, Inc. (a)	887,377
3,977	Waters Corp. (a)	1,098,487
21,384	Western Digital Corp. (a)	910,103
3,395	Zebra Technologies Corp. Class A (a)	1,045,524

		574,866,438

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.1%
41,161	Fiserv, Inc. (a)	5,194,930

Construction of Buildings - 0.2%
20,719	D.R. Horton, Inc.	2,631,728
16,882	Lennar Corp. Class A	2,141,144
178	NVR, Inc. (a)	1,122,546
14,923	PulteGroup, Inc.	1,259,352

		7,154,770

Couriers and Messengers - 0.4%
15,386	FedEx Corp.	4,153,451
48,316	United Parcel Service, Inc. Class B	9,041,373

		13,194,824

Credit Intermediation and Related Activities - 3.6%
39,647	American Express Co.	6,695,585
462,493	Bank of America Corp.	14,799,776
47,838	Bank of New York Mellon Corp.	2,169,932
25,431	Capital One Financial Corp.	2,975,936
129,809	Citigroup, Inc.	6,186,697
32,220	Citizens Financial Group, Inc.	1,039,417
8,845	Comerica, Inc.	477,276
16,927	Discover Financial Services	1,786,645
39,513	Fidelity National Information Services, Inc.	2,385,795
45,438	Fifth Third Bancorp	1,322,246
96,262	Huntington Bancshares, Inc.	1,178,247
194,969	JPMorgan Chase & Co.	30,797,303
62,396	KeyCorp	768,095
11,127	M&T Bank Corp.	1,556,222
55,834	MasterCard, Inc. Class A	22,014,229
13,913	Northern Trust Corp.	1,114,710
26,547	PNC Financial Services Group, Inc.	3,634,019
62,547	Regions Financial Corp.	1,274,082
22,293	State Street Corp.	1,614,905
28,614	Synchrony Financial	988,328
88,873	Truist Financial Corp.	2,952,361
93,089	U.S. Bancorp	3,693,771
250,299	Wells Fargo & Co.	11,553,802
9,946	Zions Bancorp	380,434

		123,359,813

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
8,320	A.O. Smith Corp.	604,282
4,644	Axon Enterprise, Inc. (a)	863,459
38,081	Emerson Electric Co.	3,478,699
4,106	Generac Holdings, Inc. (a)	631,092
7,725	Rockwell Automation, Inc.	2,597,840
20,991	TE Connectivity Ltd. ADR (Switzerland)	3,011,999
3,735	Whirlpool Corp.	538,811

		11,726,182

Fabricated Metal Product Manufacturing - 0.2%
20,958	Ball Corp.	1,230,025
16,780	Nucor Corp.	2,887,670
11,042	Pentair PLC ADR (Ireland)	767,419
10,166	Stanley Black & Decker, Inc.	1,009,179

		5,894,293

Food and Beverage Retailers - 0.1%
43,578	Kroger Co.	2,119,634

Food Manufacturing - 0.7%
36,337	Archer-Daniels-Midland Co.	3,087,192
10,054	Bunge Ltd. ADR	1,092,568
13,391	Campbell Soup Co.	613,576
39,150	General Mills, Inc.	2,926,071
19,292	Hormel Foods Corp.	788,657
17,179	Kellogg Co.	1,149,103
9,661	Lamb Weston Holdings, Inc.	1,001,169
16,800	McCormick & Co, Inc.	1,503,264
90,828	Mondelez International, Inc.	6,733,080
9,790	The Hershey Co.	2,264,525
7,150	The J.M. Smucker Co.	1,077,147
53,231	The Kraft Heinz Co.	1,925,898
19,061	Tyson Foods, Inc. Class A	1,062,079

		25,224,329

Food Services and Drinking Places - 0.9%
1,825	Chipotle Mexican Grill, Inc. (a)	3,581,161
7,999	Darden Restaurants, Inc.	1,351,191
2,349	Domino’s Pizza, Inc.	931,942
48,739	McDonald’s Corp.	14,290,275
76,416	Starbucks Corp.	7,761,573
18,631	Yum! Brands, Inc.	2,564,930

		30,481,072

Funds, Trusts, and Other Financial Vehicles - 0.1%
10,160	Garmin Ltd. ADR (Switzerland)	1,075,842
14,973	T. Rowe Price Group, Inc.	1,845,572

		2,921,414

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.0% (†)
12,938	Best Buy Co., Inc.	1,074,501

Gasoline Stations and Fuel Dealers - 0.5%
116,289	Chevron Corp.	19,031,858

General Merchandise Retailers - 3.5%
595,397	Amazon.com, Inc. (a)	79,592,671
29,568	Costco Wholesale Corp.	16,577,891
14,582	Dollar General Corp.	2,462,316
13,888	Dollar Tree, Inc. (a)	2,143,335
35,670	eBay, Inc.	1,587,672
8,293	Etsy, Inc. (a)	842,983
30,795	Target Corp.	4,202,594
93,591	Wal-Mart Stores, Inc.	14,961,457

		122,370,919

Health and Personal Care Retailers - 0.3%
85,518	CVS Health Corp.	6,387,339
3,354	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,491,859
47,718	Walgreens Boots Alliance, Inc.	1,430,109

		9,309,307

Hospitals - 0.1%
13,792	HCA Healthcare, Inc.	3,762,595
4,111	Universal Health Services, Inc. Class B	571,265

		4,333,860

Insurance Carriers and Related Activities - 4.2%
36,655	Aflac, Inc.	2,651,623
17,518	Allstate Corp.	1,973,928
48,242	American International Group, Inc.	2,908,028
13,605	Aon PLC ADR (United Kingdom)	4,333,193
24,824	Arch Capital Group Ltd. ADR (a)	1,928,577
14,249	Arthur J. Gallagher & Co.	3,060,685
3,508	Assurant, Inc.	471,861
118,957	Berkshire Hathaway, Inc. Class B (a)	41,868,106
15,680	Brown & Brown, Inc.	1,104,656
36,650	Centene Corp. (a)	2,495,498
27,570	Chubb Limited ADR (Switzerland)	5,635,584
19,695	Cigna Corp.	5,811,994
10,549	Cincinnati Financial Corp.	1,134,861
15,760	Elevance Health, Inc.	7,432,889
2,861	Everest Re Group Ltd. ADR	1,031,419
6,043	Globe Life, Inc.	677,843
20,710	Hartford Financial Services Group, Inc.	1,488,635
8,343	Humana, Inc.	3,811,333
10,233	Lincoln National Corp.	286,933
12,577	Loews Corp.	787,949
33,018	Marsh & McLennan Companies, Inc.	6,221,252
42,857	MetLife, Inc.	2,698,705
15,136	Principal Financial Group, Inc.	1,208,912
39,049	Progressive Corp.	4,919,393
24,303	Prudential Financial, Inc.	2,344,996
15,370	Travelers Companies, Inc.	2,653,016
62,140	UnitedHealth Group, Inc.	31,465,832
13,429	W.R. Berkley Corp.	828,435
7,139	Willis Towers Watson PLC ADR (Ireland)	1,508,685

		144,744,821

Leather and Allied Product Manufacturing - 0.3%
82,199	NIKE, Inc. Class B	9,073,948
15,457	Tapestry, Inc.	666,969

		9,740,917

Machinery Manufacturing - 1.8%
56,394	Applied Materials, Inc.	8,548,766
67,490	Baker Hughes Co.	2,415,467
55,619	Carrier Global Corp.	3,312,111
34,385	Caterpillar, Inc.	9,117,870
9,456	Cummins, Inc.	2,466,125
17,951	Deere & Co.	7,711,750
72,563	General Electric Co.	8,289,597
5,049	IDEX Corp.	1,140,115
27,025	Ingersoll Rand, Inc.	1,763,922
8,963	Lam Research Corp.	6,439,826
1,501	Mettler-Toledo International, Inc. (a)	1,887,463
3,546	Nordson Corp.	892,209
8,500	Parker Hannifin Corp.	3,485,085
15,176	Trane Technologies PLC ADR (Ireland)	3,026,701
15,926	Xylem, Inc.	1,795,657

		62,292,664

Management of Companies and Enterprises - 0.4%
116,000	Abbott Laboratories	12,914,280
66,954	Carnival Corp. ADR (Panama) (a)	1,261,413
28,250	Norwegian Cruise Line Holdings Ltd. ADR (a)	623,477

		14,799,170

Merchant Wholesalers, Durable Goods - 0.7%
5,737	Cintas Corp.	2,880,204
28,598	Copart, Inc. (a)	2,527,777
38,084	Fastenal Co.	2,232,103
9,431	Genuine Parts Co.	1,468,595
8,785	Henry Schein, Inc. (a)	692,170
2,687	Huntington Ingalls Industries, Inc.	617,123
45,775	Johnson Controls International PLC ADR (Ireland)	3,183,651
9,092	KLA-Tencor Corp.	4,672,834
16,926	LKQ Corp.	927,376
3,491	Mohawk Industries, Inc. (a)	371,233
2,637	Pool Corp.	1,014,559
2,951	W.W. Grainger, Inc.	2,179,284
17,054	WestRock Co.	567,728

		23,334,637

Merchant Wholesalers, Nondurable Goods - 0.6%
10,754	AmerisourceBergen Corp.	2,009,923
12,264	Brown Forman Corp. Class B	865,838
16,964	Cardinal Health, Inc.	1,551,697
31,759	ConAgra Brands, Inc.	1,042,013
18,462	Illinois Tool Works, Inc.	4,861,414
9,021	McKesson Corp.	3,630,050
33,841	Sysco Corp.	2,582,407
15,690	The Sherwin Williams Co.	4,338,285

		20,881,627

Mining (except Oil and Gas) - 0.3%
95,626	Freeport-McMoRan Copper & Gold, Inc.	4,269,701
4,093	Martin Marietta Materials, Inc.	1,827,361
53,004	Newmont Mining Corp.	2,274,931
8,888	Vulcan Materials Co.	1,959,804

		10,331,797

Miscellaneous Manufacturing - 2.6%
36,800	3M Co.	4,103,200
4,663	Align Technology, Inc. (a)	1,762,101
33,738	Baxter International, Inc.	1,525,970
18,994	Becton, Dickinson & Co.	5,292,108
95,900	Boston Scientific Corp. (a)	4,972,415
14,151	Dentsply Sirona, Inc.	587,550
25,892	DexCom, Inc. (a)	3,225,108
9,393	Dover Corp.	1,371,096
40,471	Edwards Lifesciences Corp. (a)	3,321,455
15,463	Estee Lauder Companies, Inc. Class A	2,783,340
8,661	Hasbro, Inc.	559,154
4,617	Insulet Corp. (a)	1,277,755
23,378	Intuitive Surgical, Inc. (a)	7,583,823
173,380	Johnson & Johnson	29,046,351
88,733	Medtronic PLC ADR (Ireland)	7,787,208
9,767	ResMed, Inc.	2,171,693
6,649	Steris PLC ADR (Ireland)	1,499,682
22,532	Stryker Corp.	6,385,794
3,172	Teleflex, Inc.	796,711
13,479	Textron, Inc.	1,048,262
3,317	The Cooper Companies, Inc.	1,297,809
13,956	Zimmer Biomet Holdings, Inc.	1,928,021

		90,326,606

Motion Picture and Sound Recording Industries - 0.4%
29,621	Netflix, Inc. (a)	13,002,730
10,591	Take-Two Interactive Software, Inc. (a)	1,619,788

		14,622,518

Motor Vehicle and Parts Dealers - 0.2%
3,935	Advance Auto Parts, Inc.	292,724
1,219	AutoZone, Inc. (a)	3,025,217
10,570	CarMax, Inc. (a)	873,188
4,030	O’Reilly Automotive, Inc. (a)	3,730,934

		7,922,063

National Security and International Affairs - 0.0% (†)
9,090	Leidos Holdings, Inc.	850,188

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
51,003	Corning, Inc.	1,731,042

Oil and Gas Extraction - 0.6%
20,589	APA Corp.	833,649
50,485	Coterra Energy, Inc.	1,390,357
42,768	Devon Energy Corp.	2,309,472
55,736	Dominion Energy, Inc.	2,984,663
38,997	EOG Resources, Inc.	5,168,272
24,175	EQT Corp.	1,019,701
41,197	Marathon Oil Corp.	1,082,245
47,860	Occidental Petroleum Corp.	3,021,402
30,614	Phillips 66	3,414,992

		21,224,753

Paper Manufacturing - 0.0% (†)
6,070	Packaging Corp of America	930,834

Performing Arts, Spectator Sports, and Related Industries - 0.2%
47,687	Activision Blizzard, Inc.	4,423,446
17,344	Electronic Arts, Inc.	2,364,855

		6,788,301

Petroleum and Coal Products Manufacturing - 1.3%
80,751	ConocoPhillips	9,506,008
269,670	Exxon Mobil Corp.	28,919,411
28,257	Marathon Petroleum Corp.	3,758,746
24,166	Valero Energy Corp.	3,115,239

		45,299,404

Pipeline Transportation - 0.1%
81,297	Williams Companies, Inc.	2,800,682

Plastics and Rubber Products Manufacturing - 0.0% (†)
5,466	Avery Dennison Corp.	1,005,799
25,132	Newell Rubbermaid, Inc.	280,473

		1,286,272

Primary Metal Manufacturing - 0.1%
24,513	Howmet Aerospace, Inc.	1,253,595
10,694	Steel Dynamics, Inc.	1,139,766

		2,393,361

Professional, Scientific, and Technical Services - 3.5%
42,166	Accenture PLC Class A ADR (Ireland)	13,339,214
8,988	CDW Corp.	1,681,385
3,449	Charles River Laboratories International, Inc. (a)	722,703
33,866	Cognizant Technology Solutions Corp. Class A	2,236,172
15,155	DXC Technology Co. (a)	419,036
26,517	Eaton Corp PLC ADR (Ireland)	5,444,470
3,881	EPAM Systems, Inc. (a)	919,060
14,092	Extra Space Storage, Inc.	1,966,820
4,012	F5 Networks, Inc. (a)	634,859
23,143	International Paper Co.	834,537
25,742	Interpublic Group of Companies, Inc.	881,149
12,393	IQVIA Holdings, Inc. (a)	2,773,058
4,900	Jack Henry & Associates, Inc.	821,093
8,453	Jacobs Solutions, Inc.	1,060,091
21,440	Juniper Networks, Inc.	596,032
18,537	Match Group, Inc. (a)	862,156
147,552	Meta Platforms, Inc. (a)	47,010,067
21,916	Moderna, Inc. (a)	2,578,637
13,362	Omnicom Group, Inc.	1,130,692
102,649	Oracle Corp.	12,033,542
20,193	Palto Alto Networks, Inc. (a)	5,047,442
21,400	Paychex, Inc.	2,685,058
3,267	Paycom Software, Inc.	1,204,739
13,542	ServiceNow, Inc. (a)	7,894,986
3,175	Teledyne Technologies, Inc. (a)	1,220,883
6,070	VeriSign, Inc. (a)	1,280,466
9,606	Verisk Analytics, Inc. Class A	2,199,198

		119,477,545

Publishing Industries - 6.6%
30,603	Adobe Systems, Inc. (a)	16,714,440
10,132	Akamai Technologies, Inc. (a)	957,474
5,733	Ansys, Inc. (a)	1,961,259
14,245	Autodesk, Inc. (a)	3,019,798
18,128	Cadence Design Systems, Inc. (a)	4,242,133
10,313	Ceridian HCM Holding, Inc. (a)	730,264
1,674	Fair Isaac Corp. (a)	1,402,762
86,414	Hewlett Packard Enterprise Co.	1,501,875
18,658	Intuit, Inc.	9,547,299
495,943	Microsoft Corp.	166,597,173
25,395	News Corp. Class A	503,329
7,832	News Corp. Class B	157,501
37,939	NortonLifeLock, Inc.	737,914
7,145	PTC, Inc. (a)	1,041,812
65,299	Salesforce.com, Inc. (a)	14,692,928
10,139	Synopsys, Inc. (a)	4,580,800
2,806	Tyler Technologies, Inc. (a)	1,112,944

		229,501,705

Rail Transportation - 0.4%
135,617	CSX Corp.	4,518,759
40,664	Union Pacific Corp.	9,434,861

		13,953,620

Real Estate - 1.5%
10,562	Alexandria Real Estate Equities, Inc.	1,327,432
31,102	American Tower Corp.	5,919,022
9,482	AvalonBay Communities, Inc.	1,788,779
9,523	Boston Properties, Inc.	634,517
7,156	Camden Property Trust	780,648
20,745	CBRE Group, Inc. Class A (a)	1,728,266
28,927	Crown Castle International Corp.	3,132,505
19,447	Digital Realty Trust, Inc.	2,423,485
22,768	Equity Residential	1,501,322
4,321	Essex Property Trust, Inc.	1,052,380
4,927	Federal Realty Investment Trust	500,189
36,491	Healthpeak Properties, Inc.	796,599
38,805	Invitation Homes, Inc.	1,377,577
41,355	Kimco Realty Corp.	837,852
7,790	Mid-America Apartment Communities, Inc.	1,165,851
61,604	Prologis, Inc.	7,685,099
10,572	Public Storage	2,978,661
44,892	Realty Income Corp.	2,737,065
10,209	Regency Centers Corp.	668,996
21,802	Simon Property Group, Inc.	2,716,529
20,637	UDR, Inc.	843,641
26,734	Ventas, Inc.	1,297,134
66,943	VICI Properties, Inc.	2,107,366
33,152	Welltower, Inc.	2,723,437
48,801	Weyerhaeuser Co.	1,662,162

		50,386,514

Rental and Leasing Services - 0.1%
4,566	United Rentals, Inc.	2,121,729

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.6%
6,877	Ameriprise Financial, Inc.	2,396,291
10,005	BlackRock, Inc.	7,392,194
7,125	CBOE Holdings, Inc.	995,220
99,160	Charles Schwab Corp.	6,554,476
23,968	CME Group, Inc.	4,768,673
47,143	Dow, Inc.	2,662,165
19,056	Franklin Resources, Inc.	557,198
22,128	Goldman Sachs Group, Inc.	7,874,691
30,571	Invesco Ltd. ADR (a)	513,593
2,437	MarketAxess Holdings, Inc.	656,089
86,882	Morgan Stanley	7,954,916
5,427	MSCI, Inc. Class A	2,974,430
22,579	NASDAQ OMX Group, Inc.	1,140,014
12,791	Raymond James Financial, Inc.	1,407,905
21,925	S&P Global, Inc.	8,649,632

		56,497,487

Specialty Trade Contractors - 0.1%
9,628	Quanta Services, Inc.	1,941,197

Support Activities for Agriculture and Forestry - 0.1%
47,436	Corteva, Inc.	2,676,813

Support Activities for Mining - 0.5%
12,106	Diamondback Energy, Inc.	1,783,456
60,151	Halliburton Co.	2,350,701
18,450	Hess Corp.	2,799,418
15,672	Pioneer Natural Resources Co.	3,536,700
95,087	Schlumberger Ltd. ADR (Curaco) (a)	5,547,376
15,149	Targa Resources Corp.	1,242,067

		17,259,718

Support Activities for Transportation - 0.2%
7,781	C.H. Robinson Worldwide, Inc.	779,500
9,517	Expedia, Inc. (a)	1,166,118
10,203	Expeditors International of Washington, Inc.	1,298,842
5,552	J.B. Hunt Transport Services, Inc.	1,132,275
15,152	Norfolk Southern Corp.	3,539,356

		7,916,091

Telecommunications - 1.0%
476,830	AT&T, Inc.	6,923,572
6,221	Equinix, Inc.	5,038,512
74,444	PayPal Holdings, Inc. (a)	5,644,344
7,237	SBA Communications Corp.	1,584,541
38,412	T-Mobile US, Inc. (a)	5,292,021
280,347	Verizon Communications, Inc.	9,554,226

		34,037,216

Transportation Equipment Manufacturing - 2.7%
18,036	Aptiv PLC ADR (United Kingdom) (a)	1,974,762
37,739	Boeing Co. (a)	9,013,960
15,706	BorgWarner, Inc.	730,329
262,112	Ford Motor Co.	3,462,499
15,056	General Dynamics Corp.	3,366,220
92,694	General Motors Co.	3,556,669
44,368	Honeywell International, Inc.	8,613,160
15,080	Lockheed Martin Corp.	6,731,260
34,860	Paccar, Inc.	3,002,492
179,716	Tesla Motors, Inc. (a)	48,061,450
3,469	TransDigm Group, Inc.	3,121,129
11,976	Wabtec Corp.	1,418,437

		93,052,367

Truck Transportation - 0.1%
6,068	Old Dominion Freight Line, Inc.	2,545,465

Utilities - 2.0%
44,708	AES Corp.	967,034
16,787	Alliant Energy Corp.	902,133
17,504	Ameren Corp.	1,499,568
34,382	American Electric Power Co., Inc.	2,913,531
12,942	American Water Works Co., Inc.	1,908,039
9,644	Atmos Energy Corp.	1,173,771
42,112	CenterPoint Energy, Inc.	1,267,150
19,459	CMS Energy Corp.	1,188,361
23,112	Consolidated Edison, Inc.	2,192,404
21,654	Constellation Energy Corp.	2,092,859
13,706	DTE Energy Co.	1,566,596
51,491	Duke Energy Corp.	4,820,587
25,482	Edison International	1,833,685
14,063	Entergy Corp.	1,444,270
15,302	Evergy, Inc.	917,661
23,217	Eversource Energy	1,679,286
66,349	Exelon Corp.	2,777,369
6,652	First Solar, Inc. (a)	1,379,625
36,312	FirstEnergy Corp.	1,430,330
131,538	Kinder Morgan, Inc.	2,329,538
134,989	NextEra Energy, Inc.	9,894,694
27,542	NiSource, Inc.	766,769
15,328	NRG Energy, Inc.	582,311
29,860	Oneok, Inc.	2,001,814
107,841	PG&E Corp. (a)	1,899,080
7,522	Pinnacle West Capital Corp.	622,972
49,255	PPL Corp.	1,355,990
33,335	Public Service Enterprise Group, Inc.	2,104,105
20,964	Sempra Energy	3,124,055
72,737	Southern Co.	5,261,795
21,011	WEC Energy Group, Inc.	1,888,048
36,705	Xcel Energy, Inc.	2,302,505

		68,087,935

Waste Management and Remediation Services - 0.1%
13,680	Republic Services, Inc.	2,067,185

Water Transportation - 0.0% (†)
14,631	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	1,596,388

Web Search Portals, Libraries, Archives, and Other Information Services - 0.1%
27,301	CoStar Group, Inc. (a)	2,292,465

Wood Product Manufacturing - 0.0% (†)
15,064	Masco Corp.	914,084

	TOTAL COMMON STOCKS (Cost $2,420,729,851)	$2,556,036,475

SHORT TERM INVESTMENTS - 38.1%
Money Market Funds - 38.1%
855,728,763	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$855,728,763
49,779,712	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (c)	49,779,712
20,361,816	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	20,361,816
392,093,147	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	392,093,147

	TOTAL SHORT TERM INVESTMENTS (Cost $1,317,963,438)	$1,317,963,438

	TOTAL INVESTMENTS (Cost $3,738,693,289) - 111.9% (e)	$3,873,999,913
	Liabilities in Excess of Other Assets - (11.9)%	(411,648,012)

	TOTAL NET ASSETS - 100.0%	$3,462,351,901

Percentages are stated as a percent of net assets.

(†)	Less than 0.005%.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,387,499,882.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	5.9600 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	252,545	$1,052,095,726	$95,187,699
Total return of S&P 500® Index	5.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	312,846	1,327,776,717	97,372,512
Total return of S&P 500® Index	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	311,706	1,291,129,250	125,963,685
Total return of S&P 500® Index	5.6600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	80,616	360,059,065	8,973,951
Total return of S&P 500® Index	5.6100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	246,888	988,235,536	130,727,585
Total return of S&P 500® Index	5.9000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	211,047	844,061,879	111,547,054
Total return of S&P 500® Index	5.7800 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	290,909	1,181,263,224	135,782,825

					$7,044,621,397	$705,555,311

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 104.1%
Money Market Funds - 104.1%
376,604,058	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$376,604,058
84,683,189	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	84,683,189
99,444,053	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	99,444,053
218,833,758	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	218,833,758

	TOTAL SHORT TERM INVESTMENTS (Cost $779,565,058) (b)	$779,565,058

	TOTAL INVESTMENTS (Cost $779,565,058) - 104.1%	$779,565,058
	Liabilities in Excess of Other Assets - (4.1)%	(31,050,998)

	TOTAL NET ASSETS - 100.0%	$748,514,060

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $497,738,387.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3500 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	BNP Paribas	12/5/2023	58,045	$261,071,533	$(4,854,348)
5.6100 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Goldman Sachs	12/7/2023	85,444	385,115,047	(5,763,861)
5.5600 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/8/2023	85,504	381,290,568	(9,511,762)
5.4100 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/12/2023	20,803	93,803,598	(1,454,947)
5.3100 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/13/2023	44,373	194,695,658	(8,155,723)
5.6600 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/19/2023	94,144	425,512,062	(5,694,199)
5.6400 % representing 1 month SOFR rate + spread	Total return of S&P 500® Index	Barclays	12/20/2023	101,022	456,155,125	(6,451,821)

					$2,197,643,591	$(41,886,661)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 64.3%
4,541,568	iShares Russell 2000 ETF (a)(b)	$902,454,977

	TOTAL INVESTMENT COMPANIES (Cost $827,104,624)	$902,454,977

SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
391,908,505	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$391,908,505
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1
107,239,490	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	107,239,490

	TOTAL SHORT TERM INVESTMENTS (Cost $499,147,996)	$499,147,996

	TOTAL INVESTMENTS (Cost $1,326,252,620) - 99.9% (e)	$1,401,602,973
	Other Assets in Excess of Liabilities - 0.1%	2,171,934

	TOTAL NET ASSETS - 100.0%	$1,403,774,907

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,087,681,834.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	5.6500 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	278,928	$492,003,799	$57,678,501
Total return of Russell 2000® Index	5.0600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	238,292	430,150,687	43,281,665
Total return of Russell 2000® Index	5.6100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	170,000	307,468,031	27,540,837
Total return of Russell 2000® Index	5.9000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	285,277	507,896,290	53,430,440
Total return of Russell 2000® Index	5.5600 % representing 1 month SOFR rate + spread	Societe Generale	12/18/2023	1,000	1,720,634	259,076
Total return of Russell 2000® Index	5.6900 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	308,875	543,961,295	68,082,526
Total return of Russell 2000® Index	5.6600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	369,432	673,416,966	62,454,559

					$2,956,617,702	$312,727,604

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 101.9%
Money Market Funds - 101.9%
264,087,539	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$264,087,539
58,790,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	58,790,000
179,848,710	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	179,848,710

	TOTAL SHORT TERM INVESTMENTS (Cost $502,726,249) (b)	$502,726,249

	TOTAL INVESTMENTS (Cost $502,726,249) - 101.9%	$502,726,249
	Liabilities in Excess of Other Assets - (1.9)%	(9,219,429)

	TOTAL NET ASSETS - 100.0%	$493,506,820

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $343,413,591.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.4500% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/5/2023	110,117	$210,883,938	$(6,777,940)
4.8600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/8/2023	85,083	165,085,371	(4,051,894)
5.3100% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	12/12/2023	93,201	176,204,067	(7,792,024)
5.5800% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/13/2023	159,792	308,397,986	(9,496,064)
5.3600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Société Generale	12/18/2023	1,000	1,744,359	(246,262)
5.4600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/19/2023	155,025	300,288,710	(7,819,580)
5.2600% representing 1 month SOFR rate + spread	Total return of Russell 2000® Index	Barclays	12/20/2023	134,883	262,608,099	(7,194,433)

					$1,425,212,530	$(43,378,197)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 62.4%
17,084,646	iShares China Large-Cap ETF (a)	$519,714,931

	TOTAL INVESTMENT COMPANIES (Cost $474,688,086)	$519,714,931

SHORT TERM INVESTMENTS - 36.4%
Money Market Funds - 36.4%
186,924,527	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$186,924,527
38,620,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	38,620,000
78,060,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	78,060,000

	TOTAL SHORT TERM INVESTMENTS (Cost $303,604,527)	$303,604,527

	TOTAL INVESTMENTS (Cost $778,292,613) - 98.8% (c)	$823,319,458
	Other Assets in Excess of Liabilities - 1.2%	10,385,223

	TOTAL NET ASSETS - 100.0%	$833,704,681

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $617,652,208.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares China Large-Cap ETF	5.7000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	16,990,951	$487,946,975	$25,417,164
Total return of iShares China Large-Cap ETF	5.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	20,749,815	574,316,894	53,333,963
Total return of iShares China Large-Cap ETF	5.9400 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	10,422,546	279,685,570	36,251,882
Total return of iShares China Large-Cap ETF	6.0600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	16,971,860	488,633,596	24,939,745

					$1,830,583,035	$139,942,754

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 88.4%
Money Market Funds - 88.4%
63,146,398	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$63,146,398
80,485,719	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	80,485,719

	TOTAL SHORT TERM INVESTMENTS (Cost $143,632,117) (b)	$143,632,117

	TOTAL INVESTMENTS (Cost $143,632,117) - 88.4%	$143,632,117
	Other Assets in Excess of Liabilities - 11.6%	18,914,406

	TOTAL NET ASSETS - 100.0%	$162,546,523

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $125,360,679.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.3100% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	BNP Paribas	12/5/2023	2,902,607	$88,834,146	$2,036,823
5.6100% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/8/2023	9,894,423	279,646,374	(20,646,273)
5.4400% representing 1 month SOFR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/13/2023	3,233,277	90,309,015	(7,640,243)

					$458,789,535	$(26,249,693)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 45.3%
223,671	Vanguard FTSE Europe ETF (a)	$14,200,871

	TOTAL INVESTMENT COMPANIES (Cost $14,034,983)	$14,200,871

SHORT TERM INVESTMENTS - 35.8%
Money Market Funds - 35.8%
5,823,442	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$5,823,442
4,667,472	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	4,667,472
754,299	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	754,299

	TOTAL SHORT TERM INVESTMENTS (Cost $11,245,213)	$11,245,213

	TOTAL INVESTMENTS (Cost $25,280,196) - 81.1% (c)	$25,446,084
	Other Assets in Excess of Liabilities - 18.9%	5,928,405

	TOTAL NET ASSETS - 100.0%	$31,374,489

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,374,694.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Vanguard FTSE Europe ETF	5.6000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	411,224	$23,604,751	$2,490,321
Total return of Vanguard FTSE Europe ETF	5.3100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	400,154	23,315,705	2,091,459
Total return of Vanguard FTSE Europe ETF	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	59,397	3,317,352	426,267
Total return of Vanguard FTSE Europe ETF	6.0500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	82,260	4,895,127	327,820
Total return of Vanguard FTSE Europe ETF	5.7100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	305,787	18,157,571	1,206,264

					$73,290,506	$6,542,131

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 9.2%
233,707	iShares MSCI Emerging Markets ETF (a)	$9,804,009

	TOTAL INVESTMENT COMPANIES (Cost $9,713,713)	$9,804,009

SHORT TERM INVESTMENTS - 90.4%
Money Market Funds - 90.4%
55,502,674	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$55,502,674
41,033,670	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	41,033,670
7	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 5.20% (b)	7

	TOTAL SHORT TERM INVESTMENTS (Cost $96,536,351)	$96,536,351

	TOTAL INVESTMENTS (Cost $106,250,064) - 99.6% (c)	$106,340,360
	Other Assets in Excess of Liabilities - 0.4%	395,564

	TOTAL NET ASSETS - 100.0%	$106,735,924

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,676,216.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	5.6600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	2,405,986	$93,442,778	$6,553,035
Total return of iShares MSCI Emerging Markets ETF	5.8200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,166,644	84,532,602	5,183,411
Total return of iShares MSCI Emerging Markets ETF	5.6000 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	2,826,826	115,098,699	2,153,967

					$293,074,079	$13,890,413

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 115.3%
Money Market Funds - 115.3%
9,416,119	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$9,416,119
12,131,052	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	12,131,052

	TOTAL SHORT TERM INVESTMENTS (Cost $21,547,171) (b)	$21,547,171

	TOTAL INVESTMENTS (Cost $21,547,171) - 115.3%	$21,547,171
	Liabilities in Excess of Other Assets - (15.3)%	(2,858,095)

	TOTAL NET ASSETS - 100.0%	$18,689,076

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,644,865.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.0100% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/12/2023	750,000	$28,272,732	$(2,964,579)
5.4400% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/13/2023	245,000	10,039,747	(83,880)
5.3500% representing 1 month SOFR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2023	341,526	14,325,517	241,599

					$52,637,996	$(2,806,860)

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 43.1%
92,503	iShares MSCI Mexico ETF (a)(b)	$6,015,470

	TOTAL INVESTMENT COMPANIES (Cost $5,767,108)	$6,015,470

SHORT TERM INVESTMENTS - 85.5%
Money Market Funds - 85.5%
8,067,842	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$8,067,842
1,130,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1,130,000
2,744,300	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	2,744,300

	TOTAL SHORT TERM INVESTMENTS (Cost $11,942,142)	$11,942,142

	TOTAL INVESTMENTS (Cost $17,709,250) - 128.6% (e)	$17,957,612
	Liabilities in Excess of Other Assets - (28.6)%	(3,989,464)

	TOTAL NET ASSETS - 100.0%	$13,968,148

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,801,595.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico ETF	4.8100% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	222,450	$11,574,103	$2,742,829
Total return of iShares MSCI Mexico ETF	5.8600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	248,353	16,150,396	(307,812)
Total return of iShares MSCI Mexico ETF	6.0600% representing 1 month SOFR rate + spread	Barclays	12/20/2023	79,079	4,571,445	553,763
Total return of iShares MSCI Mexico ETF	5.8100% representing 1 month SOFR rate + spread	Goldman Sachs	2/21/2024	1,999	110,321	18,943

					$32,406,265	$3,007,723

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 50.6%
256,591	iShares MSCI South Korea ETF (a)	$17,337,854

	TOTAL INVESTMENT COMPANIES (Cost $16,020,189)	$17,337,854

SHORT TERM INVESTMENTS - 48.9%
Money Market Funds - 48.9%
3,817,238	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$3,817,238
12,909,731	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	12,909,731

	TOTAL SHORT TERM INVESTMENTS (Cost $16,726,969)	$16,726,969

	TOTAL INVESTMENTS (Cost $32,747,158) - 99.5% (c)	$34,064,823
	Other Assets in Excess of Liabilities - 0.5%	186,125

	TOTAL NET ASSETS - 100.0%	$34,250,948

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,699,616.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI South Korea ETF	5.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	370,400	$23,659,897	$1,151,292
Total return of iShares MSCI South Korea ETF	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	364,168	21,332,515	2,818,150
Total return of iShares MSCI South Korea ETF	5.7600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	454,312	27,709,672	2,473,058
Total return of iShares MSCI South Korea ETF	5.9600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	75,210	4,959,040	60,987

					$77,661,124	$6,503,487

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 59.3%
Administrative and Support Services - 0.1%
3,158	V2X, Inc. (a)	$162,511

Computer and Electronic Product Manufacturing - 17.1%
22,960	L3 Harris Technologies, Inc.	4,350,690
16,465	Mercury Computer Systems, Inc. (a)	625,341
8,127	Moog, Inc. Class A	856,911
9,480	Northrop Grumman Corp.	4,218,600
203,542	Raytheon Technologies Corp.	17,897,448

		27,948,990

Credit Intermediation and Related Activities - 0.1%
12,988	Smith & Wesson Brands, Inc.	165,337

Electrical Equipment, Appliance, and Component Manufacturing - 2.2%
19,864	Axon Enterprise, Inc. (a)	3,693,313

Fabricated Metal Product Manufacturing - 3.7%
25,878	BWX Technologies, Inc.	1,785,582
10,852	Curtiss-Wright Corp.	2,076,639
8,213	RBC Bearings, Inc. (a)	1,856,549
5,009	Sturm, Ruger & Co, Inc.	265,226

		5,983,996

Merchant Wholesalers, Durable Goods - 2.7%
23,873	Hexcel Corp.	1,687,344
11,286	Huntington Ingalls Industries, Inc.	2,592,055
7,973	Kaman Corp.	182,502

		4,461,901

Miscellaneous Manufacturing - 2.7%
57,071	Textron, Inc.	4,438,412

Primary Metal Manufacturing - 2.9%
93,067	Howmet Aerospace, Inc.	4,759,446

Professional, Scientific, and Technical Services - 0.3%
9,495	Parsons Corp. (a)	469,243

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
62,308	Rocket Lab USA, Inc. (a)(b)	459,210

Textile Mills - 0.1%
1,442	National Presto Industries, Inc.	112,923

Transportation Equipment Manufacturing - 27.1%
9,328	AAR Corp. (a)	557,814
7,149	AeroVironment, Inc. (a)	681,014
41,828	Archer Aviation, Inc. (a)	281,503
78,778	Boeing Co. (a)	18,816,125
20,062	General Dynamics Corp.	4,485,462
19,231	HEICO Corp.	2,699,071
10,979	HEICO Corp. Class A	1,932,084
36,107	Kratos Defense & Security Solutions, Inc. (a)	544,855
13,441	Lockheed Martin Corp.	5,999,659
29,773	Spirit AeroSystems Holdings, Inc.	947,377
5,332	TransDigm Group, Inc.	4,797,307
18,397	Triumph Group, Inc. (a)	232,722
69,571	Virgin Galactic Holdings, Inc. (a)(b)	297,764
16,987	Woodward, Inc.	2,044,895

		44,317,652

	TOTAL COMMON STOCKS (Cost $91,447,072)	$96,972,934

SHORT TERM INVESTMENTS - 38.4%
Money Market Funds - 38.4%
44,803,978	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$44,803,978
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1
18,058,739	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	18,058,739

	TOTAL SHORT TERM INVESTMENTS (Cost $62,862,718)	$62,862,718

	TOTAL INVESTMENTS (Cost $154,309,790) - 97.7% (e)	$159,835,652
	Other Assets in Excess of Liabilities - 2.3%	3,765,973

	TOTAL NET ASSETS - 100.0%	$163,601,625

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $123,572,982.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	6.1000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	2,743	$75,868,774	$3,647,210
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	6,485	182,881,922	7,207,383
Total return of Dow Jones U.S. Select Aerospace & Defense Index	5.8600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	4,002	113,793,296	2,910,164

					$372,543,992	$13,764,757

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 76.7%
Accommodation - 3.3%
2,167	Caesars Entertainment Inc. (a)	$127,896
2,664	Hilton Worldwide Holdings, Inc.	414,225
3,309	Las Vegas Sands Corp. (a)	197,911
2,596	Marriott International, Inc. Class A	523,899
3,041	MGM Resorts International	154,392

		1,418,323

Administrative and Support Services - 2.6%
373	Booking Holdings, Inc. (a)	1,108,108

Amusement, Gambling, and Recreation Industries - 0.3%
1,043	Wynn Resorts Ltd.	113,666

Apparel Manufacturing - 0.3%
413	Ralph Lauren Corp.	54,239
3,327	VF Corp.	65,908

		120,147

Building Material and Garden Equipment and Supplies Dealers - 7.4%
6,005	Lowe’s Companies, Inc.	1,406,791
4,607	The Home Depot, Inc.	1,538,001
1,102	Tractor Supply Co.	246,837

		3,191,629

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 3.5%
2,307	Bath & Body Works, Inc.	85,498
3,445	Ross Stores, Inc.	394,935
11,595	TJX Companies, Inc.	1,003,315

		1,483,748

Construction of Buildings - 2.5%
3,125	D.R. Horton, Inc.	396,937
2,555	Lennar Corp. Class A	324,051
29	NVR, Inc. (a)	182,887
2,249	PulteGroup, Inc.	189,793

		1,093,668

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
552	Whirlpool Corp.	79,632

Food Services and Drinking Places - 9.0%
278	Chipotle Mexican Grill, Inc. (a)	545,514
1,218	Darden Restaurants, Inc.	205,744
355	Domino’s Pizza, Inc.	140,843
4,778	McDonald’s Corp.	1,400,909
11,545	Starbucks Corp.	1,172,626
2,821	Yum! Brands, Inc.	388,367

		3,854,003

Funds, Trusts, and Other Financial Vehicles - 0.4%
1,541	Garmin Ltd. ADR (Switzerland)	163,176

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.4%
1,960	Best Buy Co., Inc.	162,778

General Merchandise Retailers - 18.5%
56,721	Amazon.com, Inc. (a)	7,582,463
5,384	eBay, Inc.	239,642
1,242	Etsy, Inc. (a)	126,249

		7,948,354

Health and Personal Care Retailers - 0.5%
505	Ulta Beauty, Inc. (a)	224,624

Leather and Allied Product Manufacturing - 3.4%
12,407	NIKE, Inc. Class B	1,369,609
2,334	Tapestry, Inc.	100,712

		1,470,321

Management of Companies and Enterprises - 0.7%
10,115	Carnival Corp. ADR (Panama) (a)	190,567
4,272	Norwegian Cruise Line Holdings Ltd. ADR (a)	94,283

		284,850

Merchant Wholesalers, Durable Goods - 1.3%
1,415	Genuine Parts Co.	220,344
2,558	LKQ Corp.	140,153
531	Mohawk Industries, Inc. (a)	56,466
393	Pool Corp.	151,203

		568,166

Miscellaneous Manufacturing - 0.2%
1,312	Hasbro, Inc.	84,703

Motor Vehicle and Parts Dealers - 2.8%
598	Advance Auto Parts, Inc.	44,485
184	AutoZone, Inc. (a)	456,637
1,593	CarMax, Inc. (a)	131,598
613	O’Reilly Automotive, Inc. (a)	567,509

		1,200,229

Plastics and Rubber Products Manufacturing - 0.1%
3,796	Newell Rubbermaid, Inc.	42,363

Support Activities for Transportation - 0.4%
1,435	Expedia, Inc. (a)	175,831

Transportation Equipment Manufacturing - 18.3%
2,724	Aptiv PLC ADR (United Kingdom) (a)	298,251
2,359	BorgWarner, Inc.	109,694
39,575	Ford Motor Co.	522,786
13,998	General Motors Co.	537,103
23,873	Tesla Motors, Inc. (a)	6,384,356

		7,852,190

Water Transportation - 0.6%
2,214	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	241,570

	TOTAL COMMON STOCKS (Cost $29,824,536)	$32,882,079

SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
12,463,675	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$12,463,675
2,770,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	2,770,000
16,984	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	16,984

	TOTAL SHORT TERM INVESTMENTS (Cost $15,250,659)	$15,250,659

	TOTAL INVESTMENTS (Cost $45,075,195) - 112.3% (c)	$48,132,738
	Liabilities in Excess of Other Assets - (12.3)%	(5,275,439)

	TOTAL NET ASSETS - 100.0%	$42,857,299

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,040,249.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Discretionary Select Sector Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	16,955	$24,661,072	$4,682,489
Total return of Consumer Discretionary Select Sector Index	5.9100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	15,722	27,452,813	(386,339)
Total return of Consumer Discretionary Select Sector Index	5.8600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	21,853	37,115,227	1,046,789

					$89,229,112	$5,342,939

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 69.7%
Accommodation - 2.4%
30,609	Airbnb, Inc. (a)	$4,658,384

Administrative and Support Services - 2.1%
37,561	Cloudflare, Inc. (a)	2,583,070
50,082	Teladoc Health, Inc. (a)	1,490,941

		4,074,011

Computer and Electronic Product Manufacturing - 12.1%
52,724	Alphabet, Inc. Class A (a)	6,997,529
45,356	Alphabet, Inc. Class C (a)	6,037,337
20,889	Arista Networks, Inc. (a)	3,239,675
122,676	Cisco Systems, Inc.	6,384,059
155,368	CommScope Holding Co., Inc. (a)	699,156

		23,357,756

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.3%
87,649	Pinterest, Inc. (a)	2,540,943

Food Services and Drinking Places - 1.6%
33,868	DoorDash, Inc. (a)	3,074,876

General Merchandise Retailers - 8.8%
90,200	Amazon.com, Inc. (a)	12,057,936
59,015	eBay, Inc.	2,626,758
21,462	Etsy, Inc. (a)	2,181,612

		16,866,306

Motion Picture and Sound Recording Industries - 3.3%
14,382	Netflix, Inc. (a)	6,313,267

Professional, Scientific, and Technical Services - 15.2%
34,818	Ciena Corp. (a)	1,469,320
26,299	GoDaddy, Inc. (a)	2,027,390
59,514	Juniper Networks, Inc.	1,654,489
48,090	Match Group, Inc. (a)	2,236,666
32,824	Meta Platforms, Inc. (a)	10,457,726
52,757	Nutanix, Inc. (a)	1,593,261
179,493	Snap, Inc. (a)	2,039,041
21,265	Snowflake, Inc. (a)	3,779,003
16,514	Workday, Inc. (a)	3,915,965

		29,172,861

Publishing Industries - 15.8%
22,738	Akamai Technologies, Inc. (a)	2,148,741
16,061	Atlassian Corp. (a)	2,922,138
43,916	Box, Inc. (a)	1,372,375
43,798	Confluent, Inc. (a)	1,512,783
28,133	Datadog, Inc. (a)	3,283,684
33,883	DocuSign, Inc. (a)	1,823,583
63,986	Dropbox, Inc. (a)	1,724,423
57,651	Fastly, Inc. (a)	1,059,049
26,484	Okta, Inc. (a)	2,035,560
29,522	Salesforce.com, Inc. (a)	6,642,745
30,873	Smartsheet, Inc. (a)	1,370,761
14,934	Veeva Systems, Inc. (a)	3,049,822
59,200	ZoomInfo Technologies, Inc. (a)	1,513,744

		30,459,408

Real Estate - 2.0%
340,673	Opendoor Technologies, Inc. (a)	1,740,839
10,336	Zillow Group, Inc. Class A (a)	550,082
28,993	Zillow Group, Inc. Class C (a)	1,570,261

		3,861,182

Support Activities for Transportation - 1.3%
20,207	Expedia, Inc. (a)	2,475,964

Telecommunications - 3.8%
65,493	PayPal Holdings, Inc. (a)	4,965,679
32,296	Zoom Video Communications, Inc. (a)	2,368,912

		7,334,591

	TOTAL COMMON STOCKS (Cost $115,431,123)	$134,189,549

SHORT TERM INVESTMENTS - 28.1%
Money Market Funds - 28.1%
11,456,516	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$11,456,516
42,625,632	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	42,625,632

	TOTAL SHORT TERM INVESTMENTS (Cost $54,082,148)	$54,082,148

	TOTAL INVESTMENTS (Cost $169,513,271) - 97.8% (c)	$188,271,697
	Other Assets in Excess of Liabilities - 2.2%	4,127,514

	TOTAL NET ASSETS - 100.0%	$192,399,211

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $127,034,585.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Internet Composite Index	5.8100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	281,017	$220,626,382	$1,430,405
Total return of Dow Jones Internet Composite Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	90,528	55,267,033	15,098,166
Total return of Dow Jones Internet Composite Index	5.5600 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	94,315	54,268,948	18,918,554
Total return of Dow Jones Internet Composite Index	5.8100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	93,452	54,335,715	18,197,344

					$384,498,078	$53,644,469

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 132.9%
Money Market Funds - 132.9%
20,192,453	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$20,192,453
20,998,354	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	20,998,354

	TOTAL SHORT TERM INVESTMENTS (Cost $41,190,807) (b)	$41,190,807

	TOTAL INVESTMENTS (Cost $41,190,807) - 132.9%	$41,190,807
	Liabilities in Excess of Other Assets - (32.9)%	(10,196,229)

	TOTAL NET ASSETS - 100.0%	$30,994,578

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,404,861.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.6100 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/8/2023	41,986	$32,103,159	$(1,045,653)
5.3600 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/13/2023	40,963	25,945,903	(5,924,256)
5.5100 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2023	14,537	9,207,059	(2,125,617)
5.5100 % representing 1 month SOFR rate + spread	Total return of Dow Jones Internet Composite Index	J.P. Morgan	1/23/2024	19,911	13,390,945	(2,165,970)

					$80,647,066	$(11,261,496)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 74.1%
Administrative and Support Services - 7.3%
11,512	FactSet Research System, Inc.	$5,008,181
22,177	FleetCor Technologies, Inc. (a)	5,520,077
47,407	Moody’s Corp.	16,722,819
486,106	Visa, Inc. Class A	115,561,979

		142,813,056

Amusement, Gambling, and Recreation Industries - 0.4%
78,687	Global Payments, Inc.	8,675,242

Chemical Manufacturing - 1.0%
168,182	IntercontinentalExchange, Inc.	19,307,294

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.2%
185,423	Fiserv, Inc. (a)	23,402,237

Credit Intermediation and Related Activities - 28.4%
178,614	American Express Co.	30,164,332
2,082,663	Bank of America Corp.	66,645,216
215,709	Bank of New York Mellon Corp.	9,784,560
114,695	Capital One Financial Corp.	13,421,609
584,803	Citigroup, Inc.	27,871,711
145,385	Citizens Financial Group, Inc.	4,690,120
39,557	Comerica, Inc.	2,134,496
76,279	Discover Financial Services	8,051,248
177,961	Fidelity National Information Services, Inc.	10,745,285
204,478	Fifth Third Bancorp	5,950,310
433,656	Huntington Bancshares, Inc.	5,307,949
877,840	JPMorgan Chase & Co.	138,663,606
280,951	KeyCorp	3,458,507
49,829	M&T Bank Corp.	6,969,084
251,356	MasterCard, Inc. Class A	99,104,644
62,589	Northern Trust Corp.	5,014,631
119,886	PNC Financial Services Group, Inc.	16,411,195
281,869	Regions Financial Corp.	5,741,671
100,401	State Street Corp.	7,273,048
128,731	Synchrony Financial	4,446,369
400,107	Truist Financial Corp.	13,291,555
419,038	U.S. Bancorp	16,627,428
1,127,113	Wells Fargo & Co.	52,027,536
44,485	Zions Bancorp	1,701,551

		555,497,661

Funds, Trusts, and Other Financial Vehicles - 0.4%
67,466	T. Rowe Price Group, Inc.	8,315,859

Insurance Carriers and Related Activities - 21.5%
165,168	Aflac, Inc.	11,948,253
78,962	Allstate Corp.	8,897,438
217,402	American International Group, Inc.	13,104,993
61,356	Aon PLC ADR (United Kingdom)	19,541,886
111,876	Arch Capital Group Ltd. ADR (a)	8,691,646
64,350	Arthur J. Gallagher & Co.	13,822,380
15,966	Assurant, Inc.	2,147,587
535,687	Berkshire Hathaway, Inc. Class B (a)	188,540,397
70,720	Brown & Brown, Inc.	4,982,224
124,418	Chubb Limited ADR (Switzerland)	25,432,283
47,221	Cincinnati Financial Corp.	5,080,035
12,877	Everest Re Group Ltd. ADR	4,642,287
26,698	Globe Life, Inc.	2,994,715
93,191	Hartford Financial Services Group, Inc.	6,698,569
46,351	Lincoln National Corp.	1,299,682
56,822	Loews Corp.	3,559,898
148,614	Marsh & McLennan Companies, Inc.	28,001,850
193,226	MetLife, Inc.	12,167,441
67,827	Principal Financial Group, Inc.	5,417,343
175,845	Progressive Corp.	22,152,953
109,643	Prudential Financial, Inc.	10,579,453
69,382	Travelers Companies, Inc.	11,976,027
60,321	W.R. Berkley Corp.	3,721,203
31,970	Willis Towers Watson PLC ADR (Ireland)	6,756,220

		422,156,763

Professional, Scientific, and Technical Services - 0.2%
21,898	Jack Henry & Associates, Inc.	3,669,448

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 12.4%
31,291	Ameriprise Financial, Inc.	10,903,349
44,987	BlackRock, Inc.	33,238,645
31,708	CBOE Holdings, Inc.	4,428,973
446,382	Charles Schwab Corp.	29,505,850
108,052	CME Group, Inc.	21,498,026
85,762	Franklin Resources, Inc.	2,507,681
99,863	Goldman Sachs Group, Inc.	35,538,246
137,628	Invesco Ltd. ADR (a)	2,312,150
11,309	MarketAxess Holdings, Inc.	3,044,609
391,327	Morgan Stanley	35,829,900
24,051	MSCI, Inc. Class A	13,181,872
101,718	NASDAQ OMX Group, Inc.	5,135,742
57,293	Raymond James Financial, Inc.	6,306,241
98,526	S&P Global, Inc.	38,869,492

		242,300,776

Telecommunications - 1.3%
335,150	PayPal Holdings, Inc. (a)	25,411,073

	TOTAL COMMON STOCKS (Cost $1,336,912,853)	$1,451,549,409

SHORT TERM INVESTMENTS - 21.4%
Money Market Funds - 21.4%
330,385,854	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$330,385,854
177,225	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	177,225
14,239,737	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	14,239,737
73,421,062	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	73,421,062

	TOTAL SHORT TERM INVESTMENTS (Cost $418,223,878)	$418,223,878

	TOTAL INVESTMENTS (Cost $1,755,136,731) - 95.5% (c)	$1,869,773,287
	Other Assets in Excess of Liabilities - 4.5%	88,620,230

	TOTAL NET ASSETS - 100.0%	$1,958,393,517

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,337,087,019.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Financials Select Sector Index	6.2000 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	1,250,000	$517,047,389	$13,810,658
Total return of Financials Select Sector Index	5.8600 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	1,447,834	575,842,282	49,599,007
Total return of Financials Select Sector Index	6.0100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	920,502	394,020,252	660,774
Total return of Financials Select Sector Index	5.8100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	1,189,396	478,184,253	35,131,064
Total return of Financials Select Sector Index	5.9200 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	916,797	367,132,013	28,483,090
Total return of Financials Select Sector Index	6.1000 % representing 1 month SOFR rate + spread	Societe Generale	12/15/2023	1,036,605	427,195,351	22,321,131
Total return of Financials Select Sector Index	6.1100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	1,442,333	613,319,403	(1,012,582)
Total return of Financials Select Sector Index	5.8600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	1,954,607	826,201,862	9,596,721

					$4,198,942,805	$158,589,863

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 103.8%
Money Market Funds - 103.8%
68,730,691	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$68,730,691
20,621,404	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	20,621,404
68,746,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	68,746,081

	TOTAL SHORT TERM INVESTMENTS (Cost $158,098,176) (b)	$158,098,176

	TOTAL INVESTMENTS (Cost $158,098,176) - 103.8%	$158,098,176
	Liabilities in Excess of Other Assets - (3.8)%	(5,796,775)

	TOTAL NET ASSETS - 100.0%	$152,301,401

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $96,682,335.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.5600% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Goldman Sachs	12/7/2023	197,292	$83,106,579	$(2,562,589)
5.8100% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Bank of America Merrill Lynch	12/8/2023	419,698	181,077,462	2,026,843
5.5600% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	J.P. Morgan	12/12/2023	237,896	99,279,383	(3,094,208)
5.6600% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	UBS Securities LLC	12/13/2023	111,314	48,765,658	650,003
5.7400% representing 1 month SOFR rate + spread	Total return of Financials Select Sector Index	Société Generale	12/18/2023	83,000	34,007,517	(1,966,366)

					$446,236,599	$(4,946,317)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 75.6%
Ambulatory Health Care Services - 1.1%
1,654	DaVita, Inc. (a)	$168,691
2,648	Laboratory Corp. of America Holdings	566,487
1,743	Molina Healthcare, Inc. (a)	530,726
3,348	Quest Diagnostics, Inc.	452,683
35,840	Viatris, Inc.	377,395

		2,095,982

Chemical Manufacturing - 27.2%
52,736	AbbVie, Inc.	7,888,251
15,971	Amgen, Inc.	3,739,610
4,326	Biogen, Inc. (a)	1,168,842
4,706	Bio-Techne Corp.	392,480
62,795	Bristol-Myers Squibb Co.	3,905,221
5,383	Catalent, Inc. (a)	261,183
23,551	Eli Lilly and Company	10,705,107
37,284	Gilead Sciences, Inc.	2,838,804
5,535	Incyte Corp. (a)	352,690
75,845	Merck & Co., Inc.	8,088,869
7,624	Organon & Co.	167,576
168,741	Pfizer, Inc.	6,084,800
3,225	Regeneron Pharmaceuticals, Inc. (a)	2,392,660
7,698	Vertex Pharmaceuticals, Inc. (a)	2,712,313
2,219	West Pharmaceutical Services, Inc.	816,681
13,813	Zoetis, Inc.	2,598,087

		54,113,174

Computer and Electronic Product Manufacturing - 8.8%
8,839	Agilent Technologies, Inc.	1,076,325
638	Bio-Rad Laboratories, Inc. (a)	258,620
19,851	Danaher Corp.	5,063,196
11,687	GE HealthCare Technologies, Inc.	911,586
7,357	Hologic, Inc. (a)	584,293
2,481	IDEXX Laboratories, Inc. (a)	1,376,285
4,726	Illumina, Inc. (a)	908,101
3,749	PerkinElmer, Inc.	460,939
11,529	Thermo Fisher Scientific, Inc.	6,325,501
1,765	Waters Corp. (a)	487,511

		17,452,357

Health and Personal Care Retailers - 1.4%
38,320	CVS Health Corp.	2,862,121

Hospitals - 1.0%
6,167	HCA Healthcare, Inc.	1,682,419
1,881	Universal Health Services, Inc. Class B	261,384

		1,943,803

Insurance Carriers and Related Activities - 11.5%
16,403	Centene Corp. (a)	1,116,880
8,844	Cigna Corp.	2,609,865
7,086	Elevance Health, Inc.	3,341,970
3,735	Humana, Inc.	1,706,260
27,829	UnitedHealth Group, Inc.	14,091,771

		22,866,746

Machinery Manufacturing - 0.4%
658	Mettler-Toledo International, Inc. (a)	827,415

Management of Companies and Enterprises - 2.9%
51,978	Abbott Laboratories	5,786,711

Merchant Wholesalers, Durable Goods - 0.2%
3,916	Henry Schein, Inc. (a)	308,542

Merchant Wholesalers, Nondurable Goods - 1.6%
4,841	AmerisourceBergen Corp.	904,783
7,610	Cardinal Health, Inc.	696,087
4,053	McKesson Corp.	1,630,927

		3,231,797

Miscellaneous Manufacturing - 18.1%
2,127	Align Technology, Inc. (a)	803,772
15,120	Baxter International, Inc.	683,878
8,489	Becton, Dickinson & Co.	2,365,205
42,974	Boston Scientific Corp. (a)	2,228,202
6,351	Dentsply Sirona, Inc.	263,694
11,587	DexCom, Inc. (a)	1,443,277
18,120	Edwards Lifesciences Corp. (a)	1,487,108
2,083	Insulet Corp. (a)	576,470
10,474	Intuitive Surgical, Inc. (a)	3,397,766
77,677	Johnson & Johnson	13,013,228
39,767	Medtronic PLC ADR (Ireland)	3,489,952
4,392	ResMed, Inc.	976,561
2,968	Steris PLC ADR (Ireland)	669,432
10,098	Stryker Corp.	2,861,874
1,404	Teleflex, Inc.	352,643
1,478	The Cooper Companies, Inc.	578,282
6,234	Zimmer Biomet Holdings, Inc.	861,227

		36,052,571

Professional, Scientific, and Technical Services - 1.4%
1,530	Charles River Laboratories International, Inc. (a)	320,596
5,546	IQVIA Holdings, Inc. (a)	1,240,973
9,799	Moderna, Inc. (a)	1,152,950

		2,714,519

	TOTAL COMMON STOCKS (Cost $152,266,680)	$150,255,738

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
21,595,292	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$21,595,292
3,283,058	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	3,283,058
33,477,027	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	33,477,027

	TOTAL SHORT TERM INVESTMENTS (Cost $58,355,377)	$58,355,377

	TOTAL INVESTMENTS (Cost $210,622,057) - 105.0% (c)	$208,611,115
	Liabilities in Excess of Other Assets - (5.0)%	(9,875,307)

	TOTAL NET ASSETS - 100.0%	$198,735,808

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $163,774,754.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	183,300	$249,138,780	$(5,466,945)
Total return of Health Care Select Sector Index	5.9500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	83,080	107,975,366	3,669,383
Total return of Health Care Select Sector Index	5.9100 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	62,919	87,002,375	(3,771,363)

					$444,116,521	$(5,568,925)

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 38.7%
Building Material and Garden Equipment and Supplies Dealers - 3.5%
20,030	Lowe’s Companies, Inc.	$4,692,428
19,256	MasterBrand, Inc. (a)	237,812
14,023	The Home Depot, Inc.	4,681,438

		9,611,678

Construction of Buildings - 22.4%
11,889	Beazer Homes USA, Inc. (a)	399,827
11,501	Century Communities, Inc.	888,107
125,233	D.R. Horton, Inc.	15,907,096
10,833	Green Brick Partners , Inc. (a)	612,281
32,391	KB Home	1,748,142
5,751	Lennar Corp.	660,847
102,395	Lennar Corp. Class A	12,986,758
8,356	LGI Homes, Inc. (a)	1,159,395
23,602	M.D.C Holdings, Inc.	1,210,311
11,228	M/I Homes, Inc. (a)	1,122,800
14,835	Meritage Homes Corp.	2,209,673
1,231	NVR, Inc. (a)	7,763,228
90,069	PulteGroup, Inc.	7,600,923
44,026	Taylor Morrison Home Corp. (a)	2,131,739
41,551	Toll Brothers, Inc.	3,337,792
40,389	TRI Pointe Group, Inc. (a)	1,287,601

		61,026,520

Fabricated Metal Product Manufacturing - 0.5%
8,799	PGT Innovations, Inc. (a)	251,740
6,393	Simpson Manufacturing Company, Inc.	1,010,094

		1,261,834

Furniture and Related Product Manufacturing - 0.1%
2,492	American Woodmark Corp. (a)	190,986

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.7%
3,420	Ethan Allen Interiors, Inc.	107,627
15,923	Floor & Decor Holdings, Inc. (a)	1,828,757

		1,936,384

Machinery Manufacturing - 0.1%
20,726	Hayward Holdings, Inc. (a)	276,899

Management of Companies and Enterprises - 0.2%
18,140	AZEK Company, Inc. (a)	565,968

Merchant Wholesalers, Durable Goods - 3.6%
7,451	Beacon Roofing Supply, Inc. (a)	638,327
19,206	Builders FirstSource, Inc. (a)	2,773,923
18,986	Fortune Brands Home & Security, Inc.	1,349,335
19,946	Leggett & Platt, Inc.	583,620
4,841	Lennox International, Inc.	1,778,777
4,569	Lumber Liquidators Holdings, Inc. (a)	17,956
7,920	Mohawk Industries, Inc. (a)	842,213
5,007	Watsco, Inc. (b)	1,893,597

		9,877,748

Merchant Wholesalers, Nondurable Goods - 1.8%
17,571	The Sherwin Williams Co.	4,858,382

Nonmetallic Mineral Product Manufacturing - 1.1%
5,403	Eagle Materials, Inc.	996,151
13,502	Owens Corning	1,890,145
4,980	Quanex Building Products Corp.	140,137

		3,026,433

Specialty Trade Contractors - 1.8%
9,397	Installed Building Products, Inc.	1,390,944
12,810	TopBuild Corp. (a)	3,509,043

		4,899,987

Wood Product Manufacturing - 2.9%
3,263	Cavco Industries, Inc. (a)	964,706
12,733	JELD-WEN Holding, Inc. (a)	226,775
10,795	Louisiana-Pacific Corp.	821,823
33,728	Masco Corp.	2,046,615
3,313	Masonite International Corp. ADR (a)	346,374
21,406	Skyline Champion Corp. (a)	1,491,142
16,303	Trex Company, Inc. (a)	1,127,190
9,305	UFP Industries, Inc.	956,182

		7,980,807

	TOTAL COMMON STOCKS (Cost $77,503,099)	$105,513,626

SHORT TERM INVESTMENTS - 46.4%
Money Market Funds - 46.4%
82,666,022	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$82,666,022
14,040,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (c)	14,040,000
141,238	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	141,238
29,489,785	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	29,489,785

	TOTAL SHORT TERM INVESTMENTS (Cost $126,337,045)	$126,337,045

	TOTAL INVESTMENTS (Cost $203,840,144) - 85.1% (e)	$231,850,671
	Other Assets in Excess of Liabilities - 14.9%	40,477,592

	TOTAL NET ASSETS - 100.0%	$272,328,263

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $203,472,846.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	6.1000% representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	7,116	$113,193,999	$(1,140,273)
Total return of Dow Jones U.S. Select Home Construction Index	5.8600% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	7,893	95,157,401	28,513,306
Total return of Dow Jones U.S. Select Home Construction Index	5.8600% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	10,182	161,964,768	(1,711,905)
Total return of Dow Jones U.S. Select Home Construction Index	5.8100% representing 1 month SOFR rate + spread	Barclays	12/20/2023	11,859	127,700,386	57,370,275
Total return of Dow Jones U.S. Select Home Construction Index	5.8100% representing 1 month SOFR rate + spread	Goldman Sachs	8/13/2024	7,766	122,284,140	879,119

					$620,300,694	$83,910,522

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 64.8%
Administrative and Support Services - 4.7%
546	Allegion PLC ADR (Ireland)	$63,806
2,566	Automatic Data Processing, Inc.	634,469
732	Broadridge Financial Solutions, Inc.	122,917
761	Equifax, Inc.	155,305
670	Robert Half International, Inc.	49,681
1,439	Rollins, Inc.	58,754
2,300	Waste Management, Inc.	376,717

		1,461,649

Air Transportation - 1.7%
795	Alaska Air Group, Inc. (a)	38,661
4,055	American Airlines Group, Inc. (a)	67,921
3,993	Delta Air Lines, Inc.	184,716
3,696	Southwest Airlines Co.	126,255
2,037	United Continental Holdings, Inc. (a)	110,630

		528,183

Building Material and Garden Equipment and Supplies Dealers - 0.3%
329	Snap-on, Inc.	89,633

Computer and Electronic Product Manufacturing - 6.6%
1,431	AMETEK, Inc.	226,957
2,196	Fortive Corp.	172,057
1,177	L3 Harris Technologies, Inc.	223,030
886	Northrop Grumman Corp.	394,270
2,567	Otis Worldwide Corp.	233,494
9,076	Raytheon Technologies Corp.	798,053

		2,047,861

Couriers and Messengers - 3.9%
1,437	FedEx Corp.	387,918
4,502	United Parcel Service, Inc. Class B	842,459

		1,230,377

Electrical Equipment, Appliance, and Component Manufacturing - 2.4%
774	A.O. Smith Corp.	56,216
436	Axon Enterprise, Inc. (a)	81,065
3,549	Emerson Electric Co.	324,201
386	Generac Holdings, Inc. (a)	59,328
713	Rockwell Automation, Inc.	239,775

		760,585

Fabricated Metal Product Manufacturing - 0.5%
1,025	Pentair PLC ADR (Ireland)	71,237
951	Stanley Black & Decker, Inc.	94,406

		165,643

Machinery Manufacturing - 12.9%
5,185	Carrier Global Corp.	308,767
3,201	Caterpillar, Inc.	848,809
879	Cummins, Inc.	229,243
1,676	Deere & Co.	720,009
6,765	General Electric Co.	772,834
470	IDEX Corp.	106,131
2,513	Ingersoll Rand, Inc.	164,023
334	Nordson Corp.	84,038
797	Parker Hannifin Corp.	326,778
1,416	Trane Technologies PLC ADR (Ireland)	282,407
1,487	Xylem, Inc.	167,659

		4,010,698

Merchant Wholesalers, Durable Goods - 4.1%
536	Cintas Corp.	269,094
2,664	Copart, Inc. (a)	235,471
3,547	Fastenal Co.	207,890
248	Huntington Ingalls Industries, Inc.	56,958
4,262	Johnson Controls International PLC ADR (Ireland)	296,422
278	W.W. Grainger, Inc.	205,300

		1,271,135

Merchant Wholesalers, Nondurable Goods - 1.4%
1,718	Illinois Tool Works, Inc.	452,384

Miscellaneous Manufacturing - 1.9%
3,427	3M Co.	382,110
869	Dover Corp.	126,848
1,253	Textron, Inc.	97,446

		606,404

National Security and International Affairs - 0.3%
852	Leidos Holdings, Inc.	79,688

Primary Metal Manufacturing - 0.4%
2,285	Howmet Aerospace, Inc.	116,855

Professional, Scientific, and Technical Services - 3.8%
2,475	Eaton Corp PLC ADR (Ireland)	508,167
788	Jacobs Solutions, Inc.	98,823
1,993	Paychex, Inc.	250,062
302	Paycom Software, Inc.	111,365
899	Verisk Analytics, Inc. Class A	205,817

		1,174,234

Publishing Industries - 0.2%
962	Ceridian HCM Holding, Inc. (a)	68,119

Rail Transportation - 4.2%
12,628	CSX Corp.	420,765
3,786	Union Pacific Corp.	878,428

		1,299,193

Rental and Leasing Services - 0.6%
427	United Rentals, Inc.	198,418

Specialty Trade Contractors - 0.6%
901	Quanta Services, Inc.	181,660

Support Activities for Transportation - 2.0%
723	C.H. Robinson Worldwide, Inc.	72,430
949	Expeditors International of Washington, Inc.	120,808
514	J.B. Hunt Transport Services, Inc.	104,825
1,414	Norfolk Southern Corp.	330,296

		628,359

Transportation Equipment Manufacturing - 10.6%
3,513	Boeing Co. (a)	839,080
1,398	General Dynamics Corp.	312,565
4,133	Honeywell International, Inc.	802,339
1,400	Lockheed Martin Corp.	624,918
3,246	Paccar, Inc.	279,578
324	TransDigm Group, Inc.	291,509
1,117	Wabtec Corp.	132,298

		3,282,287

Truck Transportation - 0.8%
559	Old Dominion Freight Line, Inc.	234,495

Waste Management and Remediation Services - 0.6%
1,277	Republic Services, Inc.	192,967

Wood Product Manufacturing - 0.3%
1,398	Masco Corp.	84,831

	TOTAL COMMON STOCKS (Cost $19,645,861)	$20,165,658

SHORT TERM INVESTMENTS - 34.1%
Money Market Funds - 34.1%
3,491,047	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$3,491,047
5,290,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	5,290,000
1,812,271	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	1,812,271

	TOTAL SHORT TERM INVESTMENTS (Cost $10,593,318)	$10,593,318

	TOTAL INVESTMENTS (Cost $30,239,179) - 98.9% (c)	$30,758,976
	Other Assets in Excess of Liabilities - 1.1%	332,777

	TOTAL NET ASSETS - 100.0%	$31,091,753

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,290,034.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	5.7600% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	15,690	$15,614,043	$1,601,769
Total return of Industrials Select Sector Index	5.8100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	21,600	22,729,969	1,130,480
Total return of Industrials Select Sector Index	5.6600% representing 1 month SOFR rate + spread	Barclays	12/20/2023	28,395	28,533,786	2,635,059

					$66,877,798	$5,367,308

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 64.1%
Administrative and Support Services - 2.5%
9,759	Royalty Pharma PLC ADR (United Kingdom)	$306,237

Ambulatory Health Care Services - 5.8%
4,355	Axsome Therapeutics, Inc. (a)	341,737
34,240	Viatris, Inc.	360,547

		702,284

Chemical Manufacturing - 44.5%
3,865	Aclaris Therapeutics, Inc. (a)	38,148
2,121	Amphastar Pharmaceuticals, Inc. (a)	128,724
397	ANI Pharmaceuticals, Inc. (a)	20,862
4,956	Bristol-Myers Squibb Co.	308,214
4,577	Cassava Sciences, Inc. (a)(b)	100,602
8,275	Catalent, Inc. (a)	401,503
2,320	Collegium Pharmaceutical, Inc. (a)	52,803
4,846	Corcept Therapeutics, Inc. (a)	123,476
9,466	CymaBay Therapeutics, Inc. (a)	123,531
35,449	Elanco Animal Health, Inc. (a)	427,869
720	Eli Lilly and Company	327,276
4,505	Harmony Biosciences Holdings, Inc. (a)	159,342
3,970	Innoviva, Inc. (a)	53,794
4,856	Intra-Cellular Therapies, Inc. (a)	300,295
2,527	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	329,571
705	Ligand Pharmaceuticals, Inc. (a)	47,186
2,901	Merck & Co., Inc.	309,392
14,652	Organon & Co.	322,051
3,795	Pacira Pharmaceuticals, Inc. (a)	137,948
8,204	Perrigo Co. PLC ADR (Ireland)	300,595
8,241	Pfizer, Inc.	297,170
4,448	Pliant Therapeutics, Inc. (a)	79,352
1,637	Prestige Consumer Healthcare, Inc. (a)	106,749
9,013	Revance Therapeutics, Inc. (a)	212,977
2,709	Supernus Pharmaceuticals, Inc. (a)	83,139
3,493	Theravance Biopharma, Inc. ADR (a)	34,546
6,074	Ventyx Biosciences, Inc. (a)	225,042
1,969	Zoetis, Inc.	370,349

		5,422,506

Computer and Electronic Product Manufacturing - 0.2%
4,879	Ocular Therapeutix, Inc. (a)	22,151

Merchant Wholesalers, Nondurable Goods - 1.3%
6,808	Amylxy Pharmaceuticals, Inc. (a)	159,648

Miscellaneous Manufacturing - 2.8%
2,007	Johnson & Johnson	336,233

Professional, Scientific, and Technical Services - 7.0%
3,243	Arvinas, Inc. (a)	80,167
3,012	DICE Therapeutics, Inc. (a)	141,564
2,783	Harrow Health, Inc. (a)	61,448
3,424	Reata Pharmaceuticals, Inc. (a)(b)	566,946

		850,125

	TOTAL COMMON STOCKS (Cost $7,367,989)	$7,799,184

SHORT TERM INVESTMENTS - 33.5%
Money Market Funds - 33.5%
1,882,092	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$1,882,092
470,595	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	470,595
1,730,141	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	1,730,141

	TOTAL SHORT TERM INVESTMENTS (Cost $4,082,828)	$4,082,828

	TOTAL INVESTMENTS (Cost $11,450,817) - 97.6% (e)	$11,882,012
	Other Assets in Excess of Liabilities - 2.4%	294,820

	TOTAL NET ASSETS - 100.0%	$12,176,832

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,692,719.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Pharmaceuticals Select Industry Index	5.9500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	1,708	$7,946,336	$598,426
Total return of S&P Pharmaceuticals Select Industry Index	5.7600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	2,304	11,225,554	155,527
Total return of S&P Pharmaceuticals Select Industry Index	5.9100 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	1,700	8,224,822	108,829

					$27,396,712	$862,782

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 75.0%
Accommodation - 1.1%
30,761	Host Hotels & Resorts, Inc.	$566,002

Administrative and Support Services - 1.4%
12,612	Iron Mountain, Inc.	774,377

Professional, Scientific, and Technical Services - 2.3%
9,135	Extra Space Storage, Inc.	1,274,972

Real Estate - 59.6%
6,812	Alexandria Real Estate Equities, Inc.	856,132
20,155	American Tower Corp.	3,835,698
6,141	AvalonBay Communities, Inc.	1,158,500
6,172	Boston Properties, Inc.	411,240
4,621	Camden Property Trust	504,105
13,446	CBRE Group, Inc. Class A (a)	1,120,186
18,755	Crown Castle International Corp.	2,030,979
12,603	Digital Realty Trust, Inc.	1,570,586
14,747	Equity Residential	972,417
2,776	Essex Property Trust, Inc.	676,095
3,175	Federal Realty Investment Trust	322,326
23,658	Healthpeak Properties, Inc.	516,454
25,145	Invitation Homes, Inc.	892,648
26,811	Kimco Realty Corp.	543,191
5,048	Mid-America Apartment Communities, Inc.	755,484
39,937	Prologis, Inc.	4,982,141
6,843	Public Storage	1,928,015
29,118	Realty Income Corp.	1,775,324
6,660	Regency Centers Corp.	436,430
14,144	Simon Property Group, Inc.	1,762,342
13,380	UDR, Inc.	546,974
17,299	Ventas, Inc.	839,348
43,432	VICI Properties, Inc.	1,367,239
21,499	Welltower, Inc.	1,766,143
31,674	Weyerhaeuser Co.	1,078,816

		32,648,813

Telecommunications - 7.9%
4,047	Equinix, Inc.	3,277,746
4,688	SBA Communications Corp.	1,026,438

		4,304,184

Web Search Portals, Libraries, Archives, and Other Information Services - 2.7%
17,671	CoStar Group, Inc. (a)	1,483,834

	TOTAL COMMON STOCKS (Cost $42,749,939)	$41,052,182

SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
2,259,581	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$2,259,581
12,646,433	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	12,646,433

	TOTAL SHORT TERM INVESTMENTS (Cost $14,906,014)	$14,906,014

	TOTAL INVESTMENTS (Cost $57,655,953) - 102.2% (c)	$55,958,196
	Liabilities in Excess of Other Assets - (2.2)%	(1,199,968)

	TOTAL NET ASSETS - 100.0%	$54,758,228

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,726,362.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Real Estate Select Sector Index	5.3600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	482,494	$91,417,111	$(1,500,357)
Total return of Real Estate Select Sector Index	5.5600 % representing 1 month SOFR rate + spread	J.P. Morgan	1/8/2024	175,116	31,034,167	1,670,211

					$122,451,278	$169,854

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.6%
Money Market Funds - 102.6%
79,379,033	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$79,379,033
50,696,623	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	50,696,623

	TOTAL SHORT TERM INVESTMENTS (Cost $130,075,656) (b)	$130,075,656

	TOTAL INVESTMENTS (Cost $130,075,656) - 102.6%	$130,075,656
	Liabilities in Excess of Other Assets - (2.6)%	(3,345,412)

	TOTAL NET ASSETS - 100.0%	$126,730,244

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,138,975.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.1600% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/8/2023	719,814	$139,666,436	$5,433,895
5.0600% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	J.P. Morgan	12/12/2023	555,434	102,619,599	(1,211,708)
5.1100% representing 1 month SOFR rate + spread	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/13/2023	753,766	142,940,087	2,575,316

					$385,226,122	$6,797,503

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 62.2%
Credit Intermediation and Related Activities - 56.5%
12,161	1st Source Corp.	$570,351
13,273	Amerant Bancorp, Inc.	263,071
81,992	Ameris Bancorp	3,578,951
364,896	Associated Banc-Corp	6,914,779
121,386	Atlantic Union Bankshares Corp.	3,881,924
86,750	Axos Financial, Inc. (a)	4,077,250
16,354	BancFirst Corp.	1,633,765
153,030	Bank of Hawaii Corp. (b)	8,742,604
198,301	Bank OZK	8,671,703
224,882	BankUnited, Inc.	6,710,479
40,193	Banner Corp.	1,913,589
59,689	Berkshire Hills Bancorp, Inc.	1,361,506
37,538	BOK Financial Corp.	3,343,885
131,133	Brookline Bancorp, Inc.	1,400,500
260,675	Cadence Bank	6,529,909
9,117	Camden National Corp.	315,266
191,108	Capitol Federal Financial, Inc.	1,267,046
59,425	Cathay General Bancorp	2,260,527
277,860	Citizens Financial Group, Inc.	8,963,764
15,618	City Holding Co.	1,544,776
9,318	Coastal Financial Corp. (a)	420,894
343,416	Columbia Banking System, Inc.	7,675,348
115,960	Commerce Bancshares, Inc.	6,166,753
60,466	Community Bank System, Inc.	3,254,885
10,469	Community Trust Bancorp, Inc.	401,800
44,231	ConnectOne Bancorp, Inc.	905,409
81,906	Customers Bancorp, Inc. (a)	3,438,414
289,359	CVB Financial Corp.	5,460,204
43,650	Dime Community Bancshares, Inc.	977,760
78,237	Eagle Bancorp, Inc.	2,167,165
149,222	East West Bancorp, Inc.	9,283,101
189,598	Eastern Bankshares, Inc.	2,677,124
33,575	Enterprise Financial Services Corp.	1,376,575
468,578	F.N.B. Corp.	5,993,113
31,339	FB Financial Corp.	1,110,027
43,144	First Bancorp	1,427,203
220,944	First BanCorp ADR	3,281,018
21,407	First Bancshares, Inc.	670,253
30,286	First Busey Corp.	655,995
124,892	First Commonwealth Financial Corp.	1,803,440
58,008	First Financial Bancorp	1,339,405
126,004	First Financial Bankshares, Inc.	4,106,470
10,572	First Financial Corp.	403,956
193,962	First Hawaiian, Inc.	4,013,074
672,460	First Horizon National Corp.	9,165,630
44,615	First Merchants Corp.	1,433,034
34,092	Flushing Finanicial Corp.	537,972
243,160	Fulton Financial Corp.	3,477,188
132,660	Glacier Bancorp, Inc.	4,337,982
5,375	Great Southern Bancorp, Inc.	297,399
109,101	Hancock Holding Co.	4,801,535
37,506	Hanmi Financial Corp. Class A	712,614
47,349	HarborOne Bancorp, Inc.	496,691
41,578	Heartland Financial USA, Inc.	1,427,789
63,008	Heritage Commerce Corp.	604,877
52,995	Heritage Financial Corp.	994,186
59,815	Hilltop Holdings, Inc.	1,850,078
223,971	Hope Bancorp, Inc.	2,432,325
61,651	Horizon Bancorp, Inc.	763,856
719,123	Huntington Bancshares, Inc.	8,802,066
53,798	Independent Bank Corp. (Massachusetts)	3,241,329
16,146	Independent Bank Corp. (Michigan)	333,576
55,098	Independent Bank Group, Inc.	2,472,247
37,793	International Bancshares Corp.	1,876,045
54,055	Kearny Financial Corp.	464,332
48,689	Lakeland Bancorp, Inc.	735,691
27,572	Lakeland Financial Corp.	1,528,592
56,325	Live Oak Bancshares, Inc.	2,133,028
62,041	M&T Bank Corp.	8,677,054
7,315	Mercantile Bank Corp.	256,903
39,090	Meta Financial Group, Inc.	2,031,116
15,315	Midland States Bancorp, Inc.	358,830
32,621	NBT Bancorp, Inc.	1,213,501
719,123	New York Community Bancorp, Inc.	9,974,236
6,855	Nicolet Bankshares, Inc. (a)	573,421
146,860	Northwest Bancshares, Inc.	1,815,190
59,562	OceanFirst Financial Corp.	1,109,640
47,328	OFG Bancorp ADR	1,585,015
433,301	Old National Bancorp	7,379,116
33,528	Old Second Bancorp, Inc.	536,113
19,264	Origin Bancorp, Inc.	628,006
125,420	Pacific Premier Bancorp, Inc.	3,203,227
923,141	PacWest Bancorp (b)	8,585,211
8,439	Park National Corp.	941,117
14,550	Peapack-Gladstone Financial Corp.	425,296
22,958	Peoples Bancorp, Inc.	646,727
133,780	Pinnacle Financial Partners, Inc.	10,153,902
119,232	Popular, Inc. ADR	8,650,282
16,611	Preferred Bank	1,097,655
30,168	Premier Financial Corp.	653,439
129,325	Prosperity Bancshares, Inc.	8,188,859
96,282	Provident Financial Services, Inc.	1,785,068
426,343	Regions Financial Corp.	8,684,607
41,359	Renasant Corp.	1,279,647
30,475	S&T Bancorp, Inc.	962,400
57,455	Sandy Spring Bancorp, Inc.	1,405,924
151,514	Seacoast Banking Corp. of Florida	3,743,911
110,686	Simmons First National Corp.	2,234,750
28,257	Southside Bancshares, Inc.	938,415
29,147	Stellar Bancorp, Inc. (b)	724,594
254,515	Synovus Financial Corp.	8,628,058
94,948	Texas Capital Bancshares, Inc. (a)	6,062,430
56,562	The Bancorp, Inc. (a)	2,143,700
8,145	Tompkins Financial Corp.	490,003
40,614	Towne Bank	1,026,722
17,237	TriCo Bancshares	644,319
33,464	Triumph Bancorp, Inc. (a)	2,372,932
241,325	Truist Financial Corp.	8,016,816
17,756	TrustCo Bank Corp. NY	539,605
57,697	Trustmark Corp.	1,515,123
71,183	UMB Financial Corp.	5,053,993
132,620	United Bankshares, Inc.	4,434,813
127,194	United Community Banks, Inc.	3,697,530
21,330	Univest Corp. of Pennsylvania	415,935
940,783	Valley National Bancorp	9,652,434
132,992	Washington Federal, Inc.	4,128,072
27,273	Washington Trust Bancorp, Inc.	874,372
203,216	Webster Financial Corp.	9,616,181
43,295	WesBanco, Inc.	1,212,693
41,892	Westamerica Bancorp	2,060,667
201,865	Western Alliance Bancorp	10,486,887
99,410	Wintrust Financial Corp.	8,386,228
52,612	WSFS Financial Corp.	2,301,775
255,085	Zions Bancorp	9,757,001

		401,836,554

Management of Companies and Enterprises - 5.6%
109,580	Banc of California, Inc.	1,557,132
23,150	Byline Bancorp, Inc.	508,142
36,345	Central Pacific Financial Corp.	662,933
35,065	Colmombia Financial, Inc. (a)	612,936
71,869	Cullen/Frost Bankers, Inc.	7,803,536
156,533	First Interstate BancSystem, Inc.	4,497,193
205,491	Home Bancshares, Inc.	4,995,486
58,925	Metropolitan Bank Holding Corp. (a)	2,668,713
43,744	National Bank Holdings Corp.	1,503,044
54,063	ServisFirst Bancshares, Inc.	3,226,480
111,584	South State Corp.	8,666,729
20,723	Stock Yards Bancorp, Inc.	990,767
85,690	Veritex Holdings, Inc.	1,843,192

		39,536,283

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
21,200	CrossFirst Bankshares, Inc. (a)	247,404
10,148	QCR Holdings, Inc.	519,882

		767,286

	TOTAL COMMON STOCKS (Cost $387,582,152)	$442,140,123

SHORT TERM INVESTMENTS - 37.0%
Money Market Funds - 37.0%
100,484,466	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$100,484,466
61,039,244	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (c)	61,039,244
38,395,949	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	38,395,949
63,363,069	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	63,363,069

	TOTAL SHORT TERM INVESTMENTS (Cost $263,282,728)	$263,282,728

	TOTAL INVESTMENTS (Cost $650,864,880) - 99.2% (e)	$705,422,851
	Other Assets in Excess of Liabilities - 0.8%	6,023,135

	TOTAL NET ASSETS - 100.0%	$711,445,986

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,855,388.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	5.8600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	50,000	$65,919,681	$10,344,148
Total return of S&P Regional Banks Select Industry Index	5.8500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	104,340	133,682,536	25,785,960
Total return of S&P Regional Banks Select Industry Index	6.1100 % representing 1 month SOFR rate + spread	Societe Generale	12/18/2023	60,000	81,464,991	10,152,609
Total return of S&P Regional Banks Select Industry Index	5.8600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	210,079	293,527,943	27,149,852
Total return of S&P Regional Banks Select Industry Index	5.8100 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	380,000	484,449,693	95,577,662
Total return of S&P Regional Banks Select Industry Index	5.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	3/5/2024	300,000	386,018,944	72,091,224

					$1,445,063,788	$241,101,455

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 71.3%
Administrative and Support Services - 1.1%
35,887	Revolve Group, Inc. (a)(b)	$707,692

Building Material and Garden Equipment and Supplies Dealers - 0.9%
2,606	Tractor Supply Co.	583,718

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 17.9%
16,556	Abercrombie & Fitch Co. Class A (a)	655,783
11,250	Academy Sports & Outdoors Inc.	672,637
47,727	American Eagle Outfitters, Inc.	670,564
13,427	Bath & Body Works, Inc.	497,605
7,790	Boot Barn Holdings, Inc. (a)	731,481
19,166	Caleres, Inc.	518,249
67,958	Chicos FAS, Inc. (a)	414,544
58,489	Designer Brands, Inc.	581,966
21,937	Foot Locker, Inc.	589,447
58,997	Gap, Inc.	607,669
27,298	Guess?, Inc.	572,985
28,723	Nordstrom, Inc. (b)	663,789
5,495	Ross Stores, Inc.	629,947
15,510	Shoe Carnival, Inc.	412,721
9,461	Signet Jewelers Ltd. ADR	761,516
15,772	The Buckle, Inc.	576,624
7,140	TJX Companies, Inc.	617,824
17,281	Urban Outfitters, Inc. (a)	628,510
31,357	Victoria’s Secret & Co. (a)	642,505

		11,446,366

Food and Beverage Retailers - 4.7%
27,248	Albertsons Companies, Inc. Class A	592,099
20,293	Grocery Outlet Holding Corp. (a)	678,801
3,146	Ingles Markets, Inc.	266,781
12,275	Kroger Co.	597,056
16,729	Sprouts Farmers Market, Inc. (a)	656,613
3,849	Weis Markets, Inc.	255,342

		3,046,692

Food Services and Drinking Places - 1.0%
2,594	Casey’s General Stores, Inc.	655,400

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.8%
7,544	Best Buy Co., Inc.	626,529
24,994	GameStop Corp. Class A (a)(b)	554,867

		1,181,396

General Merchandise Retailers - 14.6%
4,600	Amazon.com, Inc. (a)	614,928
9,099	BJ’s Wholesale Club Holdings, Inc. (a)	603,355
3,897	Burlington Stores, Inc. (a)	692,185
1,091	Costco Wholesale Corp.	611,691
1,658	Dillard’s, Inc. Class A	568,760
3,701	Dollar General Corp.	624,951
4,299	Dollar Tree, Inc. (a)	663,465
12,377	eBay, Inc.	550,900
6,215	Etsy, Inc. (a)	631,755
3,059	Five Below, Inc. (a)	637,312
25,700	Kohl’s Corp.	731,165
36,203	Macy’s, Inc. (b)	600,608
4,135	PriceSmart, Inc.	321,413
4,470	Target Corp.	610,021
3,700	Wal-Mart Stores, Inc.	591,482
807	Winmark Corp.	293,312

		9,347,303

Health and Personal Care Retailers - 3.9%
16,126	Petmed Express, Inc.	236,246
47,134	Sally Beauty Holdings, Inc. (a)	564,194
1,333	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	592,918
18,049	Walgreens Boots Alliance, Inc.	540,929
38,316	Warby Parker, Inc. (a)(b)	572,441

		2,506,728

Merchant Wholesalers, Durable Goods - 0.5%
2,675	America’s Car-Mart, Inc. (a)	318,646

Miscellaneous Manufacturing - 1.6%
21,741	National Vision Holdings, Inc. (a)	470,258
64,951	Petco Health & Wellness Co., Inc. (a)	530,000

		1,000,258

Motor Vehicle and Parts Dealers - 12.6%
8,912	Advance Auto Parts, Inc.	662,964
2,505	Asbury Automotive Group, Inc. (a)	565,128
3,995	AutoNation, Inc. (a)	643,115
239	AutoZone, Inc. (a)	593,131
7,195	CarMax, Inc. (a)	594,379
29,729	Carvana Co. (a)(b)	1,366,047
2,355	Group 1 Automotive, Inc.	608,838
13,776	MarineMax, Inc. (a)	555,586
1,988	Murphy USA, Inc.	610,376
624	O’Reilly Automotive, Inc. (a)	577,693
3,072	OneWater Marine. Inc. (a)	115,661
3,786	Penske Automotive Group, Inc.	611,136
12,392	Sonic Automotive, Inc.	593,453

		8,097,507

Printing and Related Support Activities - 0.1%
8,175	Arko Corp.	68,179

Professional, Scientific, and Technical Services - 0.8%
16,258	Franchise Group, Inc. (b)	483,838

Rental and Leasing Services - 0.8%
14,595	Upbound Group, Inc.	505,425

Repair and Maintenance - 0.9%
15,262	Valvoline, Inc.	579,498

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.0%
19,608	Camping World Holdings, Inc. (b)	628,044
15,403	Chewy, Inc. (a)	522,162
4,173	Dick’s Sporting Goods, Inc.	588,393
15,603	Hibbett Sports, Inc.	723,979
54,834	Leslie’s, Inc. (a)	349,292
11,152	Monro Muffler Brake, Inc.	408,721
9,159	Ollie’s Bargain Outlet Holdings, Inc. (a)	667,508
12,235	The ODP Corp. (a)	610,282

		4,498,381

Truck Transportation - 1.1%
2,220	Lithia Motors, Inc. Class A	689,377

	TOTAL COMMON STOCKS (Cost $41,398,391)	$45,716,404

SHORT TERM INVESTMENTS - 36.0%
Money Market Funds - 36.0%
8,174,827	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$8,174,827
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	1
14,900,382	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	14,900,382

	TOTAL SHORT TERM INVESTMENTS (Cost $23,075,210)	$23,075,210

	TOTAL INVESTMENTS (Cost $64,473,601) - 107.3% (e)	$68,791,614
	Liabilities in Excess of Other Assets - (7.3)%	(4,704,278)

	TOTAL NET ASSETS - 100.0%	$64,087,336

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,450,430.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Retail Select Industry® Index	5.7100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	8,491	$55,120,730	$5,065,055
Total return of S&P Retail Select Industry® Index	5.9000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	3,729	24,137,315	2,308,504
Total return of S&P Retail Select Industry® Index	5.7600 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	8,260	54,355,540	4,167,370

					$133,613,585	$11,540,929

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 70.5%
Accommodation - 1.8%
16,336	Caesars Entertainment Inc. (a)	$964,151
11,045	MGM Resorts International	560,754

		1,524,905

Air Transportation - 1.3%
34,554	American Airlines Group, Inc. (a)	578,779
9,574	United Continental Holdings, Inc. (a)	519,964

		1,098,743

Amusement, Gambling, and Recreation Industries - 0.5%
4,110	Global Payments, Inc.	453,128

Apparel Manufacturing - 1.1%
3,780	Ralph Lauren Corp.	496,428
19,768	VF Corp.	391,604

		888,032

Broadcasting and Content Providers - 1.1%
30,509	Paramount Global Class B	489,059
36,838	Warner Bros Discovery, Inc. (a)	481,473

		970,532

Chemical Manufacturing - 2.5%
2,255	Albemarle Corp.	478,691
12,755	Catalent, Inc. (a)	618,873
4,331	Celanese Corp.	543,064
5,242	Eastman Chemical Co.	448,610

		2,089,238

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.6%
13,754	Bath & Body Works, Inc.	509,723

Computer and Electronic Product Manufacturing - 18.5%
6,697	Advanced Micro Devices, Inc. (a)	766,137
4,086	Alphabet, Inc. Class C (a)	543,887
2,545	Apple, Inc.	499,965
3,000	Arista Networks, Inc. (a)	465,270
663	Broadcom, Inc.	595,805
3,106	Enphase Energy, Inc. (a)	471,584
6,792	Fortinet, Inc. (a)	527,874
14,161	HP, Inc.	464,906
871	IDEXX Laboratories, Inc. (a)	483,170
2,365	Illumina, Inc. (a)	454,435
14,364	Intel Corp.	513,800
6,975	Microchip Technology, Inc.	655,231
7,762	Micron Technology, Inc.	554,129
1,546	Monolithic Power Systems, Inc.	864,972
2,417	NVIDIA Corp.	1,129,440
2,946	NXP Semiconductors NV ADR (Netherlands)	656,899
7,907	ON Semiconductor Corp. (a)	851,979
5,364	Qorvo, Inc. (a)	590,147
4,505	Qualcomm, Inc.	595,426
7,521	Seagate Technology Holdings PLC ADR (Ireland)	477,583
4,962	Skyworks Solutions, Inc.	567,504
1,834	SolarEdge Technologies, Inc. (a)	442,838
5,721	Teradyne, Inc.	646,130
10,272	Trimble, Inc. (a)	552,634
14,414	Western Digital Corp. (a)	613,460
1,880	Zebra Technologies Corp. Class A (a)	578,965

		15,564,170

Construction of Buildings - 0.6%
6,198	PulteGroup, Inc.	523,049

Credit Intermediation and Related Activities - 4.0%
5,504	Capital One Financial Corp.	644,078
4,451	Discover Financial Services	469,803
44,630	KeyCorp	549,395
6,125	State Street Corp.	443,695
17,541	Synchrony Financial	605,866
17,502	Zions Bancorp	669,452

		3,382,289

Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
5,883	Generac Holdings, Inc. (a)	904,217

Fabricated Metal Product Manufacturing - 1.2%
3,066	Nucor Corp.	527,628
5,202	Stanley Black & Decker, Inc.	516,403

		1,044,031

Funds, Trusts, and Other Financial Vehicles - 0.7%
4,861	T. Rowe Price Group, Inc.	599,167

General Merchandise Retailers - 2.1%
5,082	Amazon.com, Inc. (a)	679,362
9,251	eBay, Inc.	411,762
6,657	Etsy, Inc. (a)	676,684

		1,767,808

Insurance Carriers and Related Activities - 0.9%
26,359	Lincoln National Corp.	739,106

Leather and Allied Product Manufacturing - 0.5%
3,620	NIKE, Inc. Class B	399,612

Machinery Manufacturing - 1.8%
4,837	Applied Materials, Inc.	733,241
1,100	Lam Research Corp.	790,339

		1,523,580

Management of Companies and Enterprises - 2.7%
66,874	Carnival Corp. ADR (Panama) (a)	1,259,906
47,488	Norwegian Cruise Line Holdings Ltd. ADR (a)	1,048,060

		2,307,966

Merchant Wholesalers, Durable Goods - 1.4%
1,329	KLA-Tencor Corp.	683,040
1,206	Pool Corp.	463,996

		1,147,036

Mining (except Oil and Gas) - 0.7%
12,573	Freeport-McMoRan Copper & Gold, Inc.	561,384

Miscellaneous Manufacturing - 1.9%
1,757	Align Technology, Inc. (a)	663,952
3,589	DexCom, Inc. (a)	447,046
1,402	Intuitive Surgical, Inc. (a)	454,809

		1,565,807

Motion Picture and Sound Recording Industries - 0.8%
1,578	Netflix, Inc. (a)	692,695

Motor Vehicle and Parts Dealers - 0.7%
6,891	CarMax, Inc. (a)	569,266

Oil and Gas Extraction - 0.6%
12,787	APA Corp.	517,746

Professional, Scientific, and Technical Services - 5.3%
19,589	DXC Technology Co. (a)	541,636
2,137	EPAM Systems, Inc. (a)	506,063
16,945	Match Group, Inc. (a)	788,112
2,494	Meta Platforms, Inc. (a)	794,588
3,461	Moderna, Inc. (a)	407,221
1,975	Paycom Software, Inc.	728,301
1,164	ServiceNow, Inc. (a)	678,612

		4,444,533

Publishing Industries - 6.6%
1,364	Adobe Systems, Inc. (a)	744,976
1,601	Ansys, Inc. (a)	547,702
2,690	Autodesk, Inc. (a)	570,253
2,041	Cadence Design Systems, Inc. (a)	477,615
10,069	Ceridian HCM Holding, Inc. (a)	712,986
562	Fair Isaac Corp. (a)	470,939
1,292	Intuit, Inc.	661,116
1,361	Microsoft Corp.	457,187
2,325	Salesforce.com, Inc. (a)	523,148
1,070	Tyler Technologies, Inc. (a)	424,394

		5,590,316

Rental and Leasing Services - 0.7%
1,338	United Rentals, Inc.	621,742

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
698	BlackRock, Inc.	515,718
17,450	Franklin Resources, Inc.	510,238
31,359	Invesco Ltd. ADR (a)	526,831
962	MSCI, Inc. Class A	527,253

		2,080,040

Support Activities for Transportation - 0.8%
5,263	Expedia, Inc. (a)	644,875

Telecommunications - 0.7%
8,122	PayPal Holdings, Inc. (a)	615,810

Transportation Equipment Manufacturing - 3.1%
5,683	Aptiv PLC ADR (United Kingdom) (a)	622,232
40,748	Ford Motor Co.	538,281
14,109	General Motors Co.	541,362
3,478	Tesla Motors, Inc. (a)	930,122

		2,631,997

Truck Transportation - 0.7%
1,369	Old Dominion Freight Line, Inc.	574,282

Water Transportation - 1.0%
8,055	Royal Caribbean Cruises Ltd. ADR (Liberia) (a)	878,881

	TOTAL COMMON STOCKS (Cost $52,835,705)	$59,425,706

SHORT TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%
6,384,738	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$6,384,738
6,700,580	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	6,700,580
10,325,719	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	10,325,719

	TOTAL SHORT TERM INVESTMENTS (Cost $23,411,037)	$23,411,037

	TOTAL INVESTMENTS (Cost $76,246,742) - 98.3% (c)	$82,836,743
	Other Assets in Excess of Liabilities - 1.7%	1,505,874

	TOTAL NET ASSETS - 100.0%	$84,342,617

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,820,990.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® High Beta Index	5.3400% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,429	$45,630,468	$507,891
Total return of S&P 500® High Beta Index	5.7100% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	2,594	43,613,644	5,174,032
Total return of S&P 500® High Beta Index	5.7600% representing 1 month SOFR rate + spread	Barclays	12/20/2023	4,553	74,147,458	11,814,202
Total return of S&P 500® High Beta Index	5.7900% representing 1 month SOFR rate + spread	J.P. Morgan	8/13/2024	603	11,279,803	160,282

					$174,671,373	$17,656,407

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 129.3%
Money Market Funds - 129.3%
25,546,398	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$25,546,398
5,681,045	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	5,681,045
23,737,753	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	23,737,753

	TOTAL SHORT TERM INVESTMENTS (Cost $54,965,196) (b)	$54,965,196

	TOTAL INVESTMENTS (Cost $54,965,196) - 129.3%	$54,965,196
	Liabilities in Excess of Other Assets - (29.3)%	(12,439,830)

	TOTAL NET ASSETS - 100.0%	$42,525,366

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,033,298.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3600% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/8/2023	1,321	$23,066,666	$(1,611,927)
5.0600% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	12/12/2023	2,353	36,826,208	(7,428,717)
5.1300% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/13/2023	2,067	37,971,268	(1,026,199)
5.5100% representing 1 month SOFR rate + spread	Total return of S&P 500® High Beta Index	Barclays	12/20/2023	967	15,970,871	(2,244,997)

					$113,835,013	$(12,311,840)

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 69.6%
Administrative and Support Services - 0.4%
281,156	Day One Biopharmaceuticals (a)	$3,722,506

Ambulatory Health Care Services - 1.3%
331,316	CareDx, Inc. (a)	3,614,658
67,831	Keros Therapeutics, Inc. (a)	2,840,762
165,883	Natera, Inc. (a)	7,501,229

		13,956,649

Apparel Manufacturing - 0.2%
324,369	Sana Biotechnology, Inc. (a)(b)	1,900,802

Chemical Manufacturing - 47.4%
223,057	2seventy bio, Inc. (a)	1,693,003
388,200	89BIO, Inc. (a)	6,149,088
58,116	AbbVie, Inc.	8,692,991
324,588	Acadia Pharmaceuticals Inc. (a)	9,490,953
693,801	ADMA Biologics, Inc. (a)	2,879,274
158,076	Agios Pharmaceuticals, Inc. (a)	4,192,176
244,658	Aldeyra Therapeutics, Inc. (a)	1,985,400
257,720	Alkermes PLC ADR (Ireland) (a)	7,546,042
42,048	Alnylam Pharmaceuticals, Inc. (a)	8,216,179
36,765	Amgen, Inc.	8,608,525
626,560	Amicus Therapeutics, Inc. (a)	8,533,747
139,184	Arcellx, Inc. (a)	4,767,052
153,116	Arcturus Therapeutics Holdings, Inc. (a)	5,352,935
289,886	Arcus Biosciences Inc. (a)	5,768,731
483,052	Arcutis Biotherapeutics, Inc. (a)	5,270,097
197,491	Avid Bioservices, Inc. (a)	2,500,236
249,231	Beam Therapeutics, Inc. (a)	7,693,761
941,879	BioCryst Pharmaceuticals, Inc. (a)	6,960,486
25,834	Biogen, Inc. (a)	6,980,088
183,190	Biohaven, Ltd. (a)	3,641,817
87,828	BioMarin Pharmaceutical, Inc. (a)	7,722,716
132,315	Biomea Fusion, Inc. (a)(b)	2,944,009
190,928	Bioxcel Therapeutics Inc. (a)	1,745,082
1,591,868	bluebird bio, Inc. (a)(b)	6,256,041
137,238	Blueprint Medicines Corp. (a)	9,057,708
501,603	BridgeBio Pharma, Inc. (a)	17,561,121
690,662	Catalyst Pharmaceuticals, Inc. (a)	9,551,855
198,521	Celldex Therapeutics, Inc. (a)	7,019,703
201,118	Chinook Therapeutics, Inc. (a)	7,879,803
199,180	Cogent Biosciences, Inc. (a)	2,587,348
133,497	Crinetics Pharmaceuticals, Inc. (a)	2,536,443
223,229	Deciphera Pharmaceuticals, Inc. (a)	3,018,056
240,111	Denali Therapeutics, Inc. (a)	6,826,356
561,874	Emergent Biosolutions, Inc. (a)	3,865,693
89,109	Enanta Pharmaceuticals, Inc. (a)	1,690,398
350,728	FibroGen, Inc. (a)	722,500
1,279,948	Geron Corp. (a)	4,147,032
102,684	Gilead Sciences, Inc.	7,818,360
236,282	Halozyme Therapeutics, Inc. (a)	10,150,675
325,856	Immunogen, Inc. (a)	5,806,754
131,402	Incyte Corp. (a)	8,372,935
358,521	Insmed, Inc. (a)	7,919,729
185,645	Intellia Therapeutics, Inc. (a)	7,858,353
398,292	Intercept Pharmaceuticals, Inc. (a)	4,301,554
197,460	Ionis Pharmaceuticals, Inc. (a)	8,180,768
700,642	Ironwood Pharmaceuticals, Inc. Class A (a)	7,770,120
83,684	iTeos Therapeutics, Inc. (a)	1,176,597
35,207	Karuna Therapeutics, Inc. (a)	7,033,302
115,379	Kiniksa Pharmaceuticals, Ltd. ADR (a)	2,173,740
51,398	Krystal Biotech, Inc. (a)	6,635,482
30,170	Madrigal Pharmaceuticals, Inc. (a)	6,193,901
1,144,224	MannKind Corp. (a)	5,229,104
325,269	Mersana Therapeutics Inc. (a)	398,455
111,928	Mirum Pharmaceuticals, Inc. (a)	2,883,265
125,668	Morphic Holding, Inc. (a)	7,129,146
189,597	Myriad Genetics, Inc. (a)	4,237,493
86,044	Neurocrine Biosciences, Inc. (a)	8,767,023
1,074,367	Novavax, Inc. (a)(b)	9,970,126
115,560	Prothena Corp. PLC ADR (Ireland) (a)	7,958,617
186,633	PTC Therapeutics, Inc. (a)	7,528,775
123,005	RAPT Therapeutics, Inc. (a)	2,939,819
10,687	Regeneron Pharmaceuticals, Inc. (a)	7,928,792
151,606	REGENXBIO, Inc. (a)	2,880,514
139,833	Replimune Group Inc. (a)	2,946,281
250,506	Rhythm Pharmaceuticals, Inc. (a)(b)	4,469,027
225,150	Rocket Pharmaceuticals, Inc. (a)	4,063,957
695,879	Roivant Sciences Ltd. ADR (Ireland) (a)	8,336,630
133,944	Sage Therapeutics, Inc. (a)	4,645,178
62,795	Sarepta Therapeutics, Inc. (a)	6,806,350
40,659	Seagen, Inc. (a)	7,797,583
747,089	Seres Therapeutics, Inc. (a)	3,593,498
232,647	SpringWorks Therapeutics, Inc. (a)	7,300,463
323,960	Syndax Pharmaceuticals Inc. (a)	6,906,827
292,231	TG Therapeutics, Inc. (a)	6,046,259
481,394	Travere Therapeutics, Inc. (a)	8,275,163
399,663	Twist Bioscience Corp. (a)	9,727,797
156,165	Ultragenyx Pharmaceutical, Inc. (a)	6,733,835
191,307	uniQure N.V. ADR (Netherlands) (a)	1,983,854
35,062	United Therapeutics Corp. (a)	8,510,249
212,644	Vanda Pharmaceuticals, Inc. (a)	1,229,082
235,160	Veracyte, Inc. (a)	6,455,142
90,265	Vericel Corp. (a)	3,242,319
24,103	Vertex Pharmaceuticals, Inc. (a)	8,492,451
235,693	Viridian Therapeutics, Inc. (a)	4,421,601
114,972	Xencor, Inc. (a)	2,792,670

		496,074,060

Hospitals - 0.4%
77,715	Nuvalent, Inc. (a)	3,874,093

Merchant Wholesalers, Durable Goods - 0.1%
113,286	Dyne Therapeutics, Inc. (a)	1,379,824

Merchant Wholesalers, Nondurable Goods - 3.1%
152,926	Akero Therapeutics, Inc. (a)	6,636,988
341,345	Allakos, Inc. (a)	1,836,436
275,823	Protagonist Therapeutics Inc. (a)	5,350,966
605,777	Relay Therapeutics, Inc. (a)	7,632,790
330,755	Viking Therapeutics, Inc. (a)(b)	4,795,948
242,469	Zentalis Pharmaceuticals, Inc. (a)	6,476,347

		32,729,475

Miscellaneous Manufacturing - 0.8%
27,201	Anika Therapeutics, Inc. (a)	634,599
129,831	MiMedx Group, Inc. (a)	1,047,736
211,277	Mirati Therapeutics, Inc. (a)	6,395,355

		8,077,690

Professional, Scientific, and Technical Services - 13.6%
153,152	4D Molecular Therapeutics, Inc. (a)	2,802,681
1,389,141	Agenus, Inc. (a)	2,111,494
160,665	Alector, Inc. (a)	1,102,162
737,852	Allogene Therapeutics, Inc. (a)	3,659,746
89,456	AnaptysBio, Inc. (a)	1,763,178
338,739	Anavex Life Sciences Corp. (a)(b)	2,794,597
89,149	Apellis Pharmaceuticals, Inc. (a)	2,295,587
2,016,395	Ardelyx, Inc. (a)	7,944,596
227,227	Arrowhead Pharmaceuticals, Inc. (a)	7,843,876
529,376	Avidity Biosciences, Inc. (a)	5,034,366
131,024	Crispr Therapeutics AG ADR (Switzerland) (a)	7,511,606
216,844	Cytokinetics, Inc. (a)	7,231,747
412,605	Dynavax Technologies Corp. (a)	5,772,344
555,605	Editas Medicine, Inc. (a)	4,878,212
91,419	Exact Sciences Corp. (a)	8,917,009
418,018	Exelixis, Inc. (a)	8,239,135
922,837	Fate Therapeutics, Inc. (a)	3,811,317
80,985	Horizon Therapeutics PLC ADR (Ireland) (a)	8,120,366
120,773	IDEAYA Biosciences, Inc. (a)	2,700,484
127,816	Inhibrx, Inc. (a)	2,562,711
190,927	Kura Oncology, Inc. (a)	1,993,278
207,223	Kymera Therapeutics, Inc. (a)	4,534,039
314,228	Lyell Immunopharma, Inc. (a)(b)	908,119
65,028	Moderna, Inc. (a)	7,651,194
110,649	Nurix Therapeutics, Inc. (a)	1,074,402
309,508	Recursion Pharmaceuticals, Inc. (a)	4,370,253
313,920	Revolution Medicines, Inc. (a)	8,240,400
158,706	Vaxcyte, Inc. (a)	7,627,410
231,836	Verve Therapeutics, Inc. (a)(b)	4,750,320
301,323	Vir Biotechnology, Inc. (a)	4,242,628

		142,489,257

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.6%
170,681	Cerevel Therapeutics Holdings, Inc. (a)	5,221,132
598,771	EQRx, Inc. (a)	1,023,898
243,048	Immunovant Inc. (a)	5,548,786
189,078	POINT Biopharma Global Inc. (a)	1,690,357
620,131	Scilex Holding Co. (a)	3,392,117

		16,876,290

Support Activities for Transportation - 0.7%
1,017,266	Iovance Biotherapeutics, Inc. (a)	7,385,351

	TOTAL COMMON STOCKS (Cost $704,154,678)	$728,465,997

SHORT TERM INVESTMENTS - 26.5%
Money Market Funds - 26.5%
180,703,006	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$180,703,006
20,792,404	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (c)	20,792,404
13,290,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (c)	13,290,000
62,830,707	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	62,830,707

	TOTAL SHORT TERM INVESTMENTS (Cost $277,616,117)	$277,616,117

	TOTAL INVESTMENTS (Cost $981,770,795) - 96.1% (e)	$1,006,082,114
	Other Assets in Excess of Liabilities - 3.9%	40,150,886

	TOTAL NET ASSETS - 100.0%	$1,046,233,000

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $763,353,251.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Biotechnology Select Industry Index	5.8100 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	48,000	$301,269,600	$3,084,703
Total return of S&P Biotechnology Select Industry Index	5.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	51,643	328,119,697	3,541,321
Total return of S&P Biotechnology Select Industry Index	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	74,212	433,227,547	45,061,926
Total return of S&P Biotechnology Select Industry Index	5.5600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	27,843	167,388,826	11,958,948
Total return of S&P Biotechnology Select Industry Index	5.8000 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	58,146	369,153,054	6,810,214
Total return of S&P Biotechnology Select Industry Index	5.8500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	53,216	335,081,677	9,515,169
Total return of S&P Biotechnology Select Industry Index	6.2600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	55,228	348,658,054	6,711,451

					$2,282,898,455	$86,683,732

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.8%
Money Market Funds - 105.8%
21,415,643	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$21,415,643
7,941,838	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	7,941,838
8,820,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	8,820,000
47,974,445	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	47,974,445

	TOTAL SHORT TERM INVESTMENTS (Cost $86,151,926) (b)	$86,151,926

	TOTAL INVESTMENTS (Cost $86,151,926) - 105.8%	$86,151,926
	Liabilities in Excess of Other Assets - (5.8)%	(4,724,591)

	TOTAL NET ASSETS - 100.0%	$81,427,335

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $71,086,743.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
5.5100 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/7/2023	5,989	$39,726,717	$712,156
5.5600 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/8/2023	6,049	35,079,163	(3,945,831)
5.1600 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/12/2023	6,663	43,519,716	598,255
5.4200 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/13/2023	6,070	42,303,827	3,232,844
5.5800 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2023	5,777	39,132,899	1,584,109
5.5600 % representing 1 month SOFR rate + spread	Total return of S&P Biotechnology Select Industry Index	Barclays	12/20/2023	6,780	47,416,207	4,345,339

					$247,178,529	$6,526,872

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 72.5%
Computer and Electronic Product Manufacturing - 58.9%
3,350,355	Advanced Micro Devices, Inc. (a)	$383,280,612
1,114,044	Analog Devices, Inc.	222,285,199
490,968	Broadcom, Inc.	441,208,393
9,894,226	Intel Corp.	353,916,464
824,803	Lattice Semiconductor Corp. (a)	75,007,585
3,385,210	Marvell Technology, Inc.	220,478,727
2,631,536	Microchip Technology, Inc.	247,206,492
2,903,035	Micron Technology, Inc.	207,247,669
363,157	MKS Instruments, Inc.	39,645,850
271,683	Monolithic Power Systems, Inc.	152,003,922
1,047,074	NVIDIA Corp.	489,287,209
1,105,232	NXP Semiconductors NV ADR (Netherlands)	246,444,631
2,368,706	ON Semiconductor Corp. (a)	255,228,072
595,445	Qorvo, Inc. (a)	65,510,859
1,745,588	Qualcomm, Inc.	230,714,366
962,831	Skyworks Solutions, Inc.	110,118,981
1,598,809	STMicroelectronics NV ADR (Netherlands)	85,824,067
1,825,555	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	181,003,778
936,725	Teradyne, Inc.	105,793,722
1,789,287	Texas Instruments, Inc.	322,071,660
4,391,649	United Microelectronics Corp. ADR (Taiwan) (b)	32,981,284
749,376	Wolfspeed, Inc. (a)	49,383,878

		4,516,643,420

Credit Intermediation and Related Activities - 0.4%
3,839,857	ASE Technology Holding Co., Ltd. ADR (Taiwan)	30,834,052

Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
236,809	Synaptics, Inc. (a)	21,386,221

Machinery Manufacturing - 8.2%
1,485,691	Applied Materials, Inc.	225,215,899
248,191	ASML Holding NV ADR (Netherlands)	177,806,514
321,014	Lam Research Corp.	230,645,349

		633,667,762

Merchant Wholesalers, Durable Goods - 4.3%
901,870	Entegris, Inc.	98,944,158
447,293	KLA-Tencor Corp.	229,886,237

		328,830,395

Primary Metal Manufacturing - 0.4%
188,893	Silicon Laboratories, Inc. (a)	28,171,502

	TOTAL COMMON STOCKS (Cost $4,459,492,455)	$5,559,533,352

SHORT TERM INVESTMENTS - 25.3%
Money Market Funds - 25.3%
542,866,572	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$542,866,572
1,394,600,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (c)	1,394,600,000
523,497	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	523,497
4,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 5.12% (c)	4,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,941,990,069)	$1,941,990,069

	TOTAL INVESTMENTS (Cost $6,401,482,524) - 97.8% (e)	$7,501,523,421
	Other Assets in Excess of Liabilities - 2.2%	172,253,820

	TOTAL NET ASSETS - 100.0%	$7,673,777,241

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,885,492,002.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE Semiconductor Index	6.2000% representing 1 month SOFR rate + spread	BNP Paribas	12/4/2023	1,981,053	$1,649,959,612	$138,649,835
Total return of ICE Semiconductor Index	6.1600% representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	4,136,421	3,513,152,664	231,032,884
Total return of ICE Semiconductor Index	5.9100% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	2,510,318	1,731,820,347	515,793,147
Total return of ICE Semiconductor Index	5.6100% representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	2,030,363	1,417,262,716	409,666,000
Total return of ICE Semiconductor Index	6.1300% representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	2,094,185	1,871,684,687	29,289,539
Total return of ICE Semiconductor Index	6.0600% representing 1 month SOFR rate + spread	Société Generale	12/18/2023	200,000	172,627,369	8,403,050
Total return of ICE Semiconductor Index	6.0900% representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	2,298,400	1,527,306,886	530,839,145
Total return of ICE Semiconductor Index	6.0900% representing 1 month SOFR rate + spread	Barclays	12/20/2023	3,957,477	3,359,840,044	220,189,787

					$15,243,654,325	$2,083,863,387

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 124.8%
Money Market Funds - 124.8%
561,089,517	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$561,089,517
50,055,388	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	50,055,388
116,913,245	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	116,913,245
576,742,905	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	576,742,905

	TOTAL SHORT TERM INVESTMENTS (Cost $1,304,801,055) (b)	$1,304,801,055

	TOTAL INVESTMENTS (Cost $1,304,801,055) - 124.8%	$1,304,801,055
	Liabilities in Excess of Other Assets - (24.8)%	(259,175,457)

	TOTAL NET ASSETS - 100.0%	$1,045,625,598

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $953,266,943.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3500% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	BNP Paribas	12/5/2023	379,756	$298,180,231	$(45,340,430)
5.4600% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Goldman Sachs	12/7/2023	235,222	209,833,341	(3,467,164)
5.7100% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/8/2023	560,628	454,537,242	(52,907,356)
5.1600% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	J.P. Morgan	12/12/2023	457,587	318,413,598	(93,225,027)
5.7200% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	UBS Securities LLC	12/13/2023	515,232	451,152,232	(16,000,234)
5.8400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2023	697,631	541,649,067	(87,495,428)
5.6400% representing 1 month SOFR rate + spread	Total return of ICE Semiconductor Index	Barclays	12/20/2023	604,552	533,162,972	(15,035,443)

					$2,806,928,683	$(313,471,082)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 71.5%
Administrative and Support Services - 0.2%
18,136	Gartner, Inc. (a)	$6,412,708

Computer and Electronic Product Manufacturing - 38.5%
369,458	Advanced Micro Devices, Inc. (a)	42,265,995
136,580	Amphenol Corp. Class A	12,061,380
116,059	Analog Devices, Inc.	23,157,252
2,300,075	Apple, Inc.	451,849,734
57,293	Arista Networks, Inc. (a)	8,885,571
95,661	Broadcom, Inc.	85,965,758
939,680	Cisco Systems, Inc.	48,900,947
31,441	Enphase Energy, Inc. (a)	4,773,687
149,524	Fortinet, Inc. (a)	11,621,005
198,885	HP, Inc.	6,529,395
956,929	Intel Corp.	34,229,350
208,320	International Business Machines Corp.	30,035,578
40,869	Keysight Technologies, Inc. (a)	6,583,179
125,678	Microchip Technology, Inc.	11,806,191
251,078	Micron Technology, Inc.	17,924,458
10,335	Monolithic Power Systems, Inc.	5,782,329
38,482	Motorola Solutions, Inc.	11,030,096
49,074	NetApp, Inc.	3,828,263
210,050	NVIDIA Corp.	98,154,264
59,593	NXP Semiconductors NV ADR (Netherlands)	13,288,047
99,078	ON Semiconductor Corp. (a)	10,675,655
22,921	Qorvo, Inc. (a)	2,521,768
255,576	Qualcomm, Inc.	33,779,480
24,455	Roper Technologies, Inc.	12,057,538
44,181	Seagate Technology Holdings PLC ADR (Ireland)	2,805,494
36,511	Skyworks Solutions, Inc.	4,175,763
12,929	SolarEdge Technologies, Inc. (a)	3,121,836
35,574	Teradyne, Inc.	4,017,728
208,238	Texas Instruments, Inc.	37,482,840
56,839	Trimble, Inc. (a)	3,057,938
73,402	Western Digital Corp. (a)	3,123,989
11,797	Zebra Technologies Corp. Class A (a)	3,633,004

		1,049,125,512

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
72,292	TE Connectivity Ltd. ADR (Switzerland)	10,373,179

Machinery Manufacturing - 1.9%
193,889	Applied Materials, Inc.	29,391,634
30,813	Lam Research Corp.	22,138,832

		51,530,466

Merchant Wholesalers, Durable Goods - 0.6%
31,473	KLA-Tencor Corp.	16,175,548

Nonmetallic Mineral Product Manufacturing - 0.2%
175,537	Corning, Inc.	5,957,726

Professional, Scientific, and Technical Services - 6.0%
144,888	Accenture PLC Class A ADR (Ireland)	45,835,319
30,927	CDW Corp.	5,785,514
116,426	Cognizant Technology Solutions Corp. Class A	7,687,609
52,235	DXC Technology Co. (a)	1,444,298
13,286	EPAM Systems, Inc. (a)	3,146,257
13,872	F5 Networks, Inc. (a)	2,195,105
73,778	Juniper Networks, Inc.	2,051,028
353,052	Oracle Corp.	41,388,286
69,425	Palto Alto Networks, Inc. (a)	17,353,473
46,738	ServiceNow, Inc. (a)	27,248,254
10,794	Teledyne Technologies, Inc. (a)	4,150,617
20,784	VeriSign, Inc. (a)	4,384,385

		162,670,145

Publishing Industries - 23.5%
105,242	Adobe Systems, Inc. (a)	57,480,023
34,918	Akamai Technologies, Inc. (a)	3,299,751
19,876	Ansys, Inc. (a)	6,799,579
49,134	Autodesk, Inc. (a)	10,415,917
62,560	Cadence Design Systems, Inc. (a)	14,639,666
5,739	Fair Isaac Corp. (a)	4,809,110
297,306	Hewlett Packard Enterprise Co.	5,167,178
64,360	Intuit, Inc.	32,933,012
1,273,670	Microsoft Corp.	427,851,226
130,500	NortonLifeLock, Inc.	2,538,225
24,437	PTC, Inc. (a)	3,563,159
224,611	Salesforce.com, Inc. (a)	50,539,721
34,942	Synopsys, Inc. (a)	15,786,796
9,616	Tyler Technologies, Inc. (a)	3,813,994

		639,637,357

Utilities - 0.2%
22,792	First Solar, Inc. (a)	4,727,061

	TOTAL COMMON STOCKS (Cost $1,585,137,798)	$1,946,609,702

SHORT TERM INVESTMENTS - 25.4%
Money Market Funds - 25.4%
185,108,034	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$185,108,034
145,437,994	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	145,437,994
58,872,445	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	58,872,445
302,962,976	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	302,962,976

	TOTAL SHORT TERM INVESTMENTS (Cost $692,381,449)	$692,381,449

	TOTAL INVESTMENTS (Cost $2,277,519,247) - 96.9% (c)	$2,638,991,151
	Other Assets in Excess of Liabilities - 3.1%	84,629,277

	TOTAL NET ASSETS - 100.0%	$2,723,620,428

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,602,456,586.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	5.8100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	522,972	$937,644,511	$(15,848,583)
Total return of Technology Select Sector Index	5.9100 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	656,787	1,085,886,713	85,071,432
Total return of Technology Select Sector Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	290,000	519,914,900	(7,131,574)
Total return of Technology Select Sector Index	5.9900 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	450,000	654,961,459	140,748,977
Total return of Technology Select Sector Index	6.1100 % representing 1 month SOFR rate + spread	Societe Generale	12/18/2023	100,000	179,951,584	(636,849)
Total return of Technology Select Sector Index	6.0500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	508,801	777,844,192	124,700,292
Total return of Technology Select Sector Index	5.9000 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	491,041	880,343,215	(10,992,789)
Total return of Technology Select Sector Index	6.1000 % representing 1 month SOFR rate + spread	BNP Paribas	12/25/2023	445,714	799,080,516	(12,165,163)

					$5,835,627,090	$303,745,743

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 148.7%
Money Market Funds - 148.7%
90,199,126	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$90,199,126
22,831,982	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	22,831,982
23,002,088	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	23,002,088
31,081,469	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	31,081,469

	TOTAL SHORT TERM INVESTMENTS (Cost $167,114,665) (b)	$167,114,665

	TOTAL INVESTMENTS (Cost $167,114,665) - 148.7%	$167,114,665
	Liabilities in Excess of Other Assets - (48.7)%	(54,713,164)

	TOTAL NET ASSETS - 100.0%	$112,401,501

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $99,983,224.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
5.3500% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	12/5/2023	21,298	$32,013,617	$(5,821,232)
5.5100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Goldman Sachs	12/7/2023	13,142	18,758,913	(3,877,442)
5.7100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/8/2023	56,219	99,906,184	(946,605)
5.3100% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/12/2023	12,210	17,076,420	(4,582,841)
5.7000% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/13/2023	17,012	26,436,281	(3,826,788)
5.7400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2023	27,855	47,711,090	(2,110,082)
5.5400% representing 1 month SOFR rate + spread	Total return of Technology Select Sector Index	Barclays	12/20/2023	40,000	62,535,172	(8,767,680)

					$304,437,677	$(29,932,670)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 74.8%
Administrative and Support Services - 1.2%
4,959	GXO Logistics, Inc. (a)	$332,600
4,874	RXO, Inc. (a)	107,472

		440,072

Air Transportation - 11.1%
5,332	Alaska Air Group, Inc. (a)	259,295
653	Allegiant Travel Co. (a)	80,776
27,219	American Airlines Group, Inc. (a)	455,918
26,795	Delta Air Lines, Inc.	1,239,537
1,549	Frontier Group Holdings, Inc. (a)	14,406
2,149	Hawaiian Holdings, Inc. (a)	24,907
13,670	JetBlue Airways Corp. (a)	106,216
1,852	Skywest, Inc. (a)	81,469
24,810	Southwest Airlines Co.	847,510
4,551	Spirit Airlines, Inc.	83,283
13,674	United Continental Holdings, Inc. (a)	742,635

		3,935,952

Couriers and Messengers - 15.7%
2,327	Air Transport Services Group, Inc. (a)	46,912
4,628	FedEx Corp.	1,249,329
22,975	United Parcel Service, Inc. Class B	4,299,312

		5,595,553

Management of Companies and Enterprises - 0.2%
1,524	Sun Country Airlines Holdings, Inc. (a)	32,857
409	U-Haul Holding Co.	24,892

		57,749

Rail Transportation - 15.6%
31,907	CSX Corp.	1,063,141
19,326	Union Pacific Corp.	4,484,019

		5,547,160

Rental and Leasing Services - 1.5%
995	Avis Budget Group (a)	219,188
6,571	Hertz Global Holdings, Inc. (a)	110,721
1,937	Ryder System, Inc.	197,865

		527,774

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
14,352	Joby Aviation, Inc. (a)(b)	128,450

Support Activities for Transportation - 10.8%
4,855	C.H. Robinson Worldwide, Inc.	486,374
6,370	Expeditors International of Washington, Inc.	810,901
1,083	Forward Air Corp.	128,704
1,367	Hub Group, Inc. (a)	123,208
3,458	J.B. Hunt Transport Services, Inc.	705,224
1,495	Matson, Inc.	139,723
4,764	Norfolk Southern Corp.	1,112,823
4,830	XPO Logistics, Inc. (a)	334,429

		3,841,386

Transit and Ground Passenger Transportation - 9.4%
13,710	Lyft, Inc. (a)	174,254
64,154	Uber Technologies, Inc. (a)	3,173,057

		3,347,311

Truck Transportation - 7.4%
999	ArcBest Corp.	116,204
1,942	Heartland Express, Inc.	31,752
6,713	Knight-Swift Transportation Holdings, Inc. Class A	407,815
2,404	Marten Transport Ltd.	54,474
3,288	Old Dominion Freight Line, Inc.	1,379,283
1,107	Saia, Inc. (a)	468,416
1,552	Schneider National, Inc.	47,817
2,457	Werner Enterprises, Inc.	115,528

		2,621,289

Warehousing and Storage - 0.8%
1,498	Landstar System, Inc.	304,978

Water Transportation - 0.7%
399	Eagle Bulk Shipping, Inc. ADR (b)	18,430
1,560	Genco Shipping & Trading, Ltd. ADR	22,620
2,501	Kirby Corp. (a)	203,781

		244,831

	TOTAL COMMON STOCKS (Cost $23,878,332)	$26,592,505

SHORT TERM INVESTMENTS - 24.8%
Money Market Funds - 24.8%
5,219,482	Dreyfus Government Cash Management Institutional Shares, 5.20% (c)(d)	$5,219,482
3,612,862	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (c)	3,612,862

	TOTAL SHORT TERM INVESTMENTS (Cost $8,832,344)	$8,832,344

	TOTAL INVESTMENTS (Cost $32,710,676) - 99.6% (e)	$35,424,849
	Other Assets in Excess of Liabilities - 0.4%	123,310

	TOTAL NET ASSETS - 100.0%	$35,548,159

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2023.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,379,777.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Transportation Select Industry FMC Capped Index	5.9500 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	4,567	$25,770,607	$1,839,605
Total return of S&P Transportation Select Industry FMC Capped Index	5.9100 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	8,608	51,640,056	(23,408)

					$77,410,663	$1,816,197

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
COMMON STOCKS - 81.2%
Oil and Gas Extraction - 3.7%
20,385	Dominion Energy, Inc.	$1,091,616

Utilities - 77.5%
16,321	AES Corp.	353,023
6,131	Alliant Energy Corp.	329,480
6,405	Ameren Corp.	548,716
12,553	American Electric Power Co., Inc.	1,063,741
4,746	American Water Works Co., Inc.	699,703
3,524	Atmos Energy Corp.	428,906
15,388	CenterPoint Energy, Inc.	463,025
7,112	CMS Energy Corp.	434,330
8,450	Consolidated Edison, Inc.	801,567
7,911	Constellation Energy Corp.	764,598
5,026	DTE Energy Co.	574,472
18,792	Duke Energy Corp.	1,759,307
9,339	Edison International	672,034
5,155	Entergy Corp.	529,419
5,600	Evergy, Inc.	335,832
8,507	Eversource Energy	615,311
24,253	Exelon Corp.	1,015,231
13,270	FirstEnergy Corp.	522,705
49,342	NextEra Energy, Inc.	3,616,769
10,073	NiSource, Inc.	280,432
5,615	NRG Energy, Inc.	213,314
39,421	PG&E Corp. (a)	694,204
2,762	Pinnacle West Capital Corp.	228,749
17,973	PPL Corp.	494,797
12,168	Public Service Enterprise Group, Inc.	768,044
7,673	Sempra Energy	1,143,430
26,590	Southern Co.	1,923,521
7,693	WEC Energy Group, Inc.	691,293
13,421	Xcel Energy, Inc.	841,899

		22,807,852

	TOTAL COMMON STOCKS (Cost $23,984,968)	$23,899,468

SHORT TERM INVESTMENTS - 18.9%
Money Market Funds - 18.9%
3,570,497	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$3,570,497
1,234,870	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	1,234,870
769,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	769,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,574,367)	$5,574,367

	TOTAL INVESTMENTS (Cost $29,559,335) - 100.1% (c)	$29,473,835
	Liabilities in Excess of Other Assets - (0.1)%	(37,511)

	TOTAL NET ASSETS - 100.0%	$29,436,324

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,051,878.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	5.7600 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	11,288	$7,784,573	$(167,231)
Total return of Utilities Select Sector Index	5.7100 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	66,115	43,615,899	964,326
Total return of Utilities Select Sector Index	5.8600 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	17,438	11,646,224	100,541

					$63,046,696	$897,636

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 74.0%
305,390	iShares 7-10 Year Treasury Bond ETF (a)	$29,238,039

	TOTAL INVESTMENT COMPANIES (Cost $29,727,521)	$29,238,039

SHORT TERM INVESTMENTS - 30.9%
Money Market Funds - 30.9%
11,380,713	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$11,380,713
67	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (b)	67
820,741	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	820,741

	TOTAL SHORT TERM INVESTMENTS (Cost $12,201,521)	$12,201,521

	TOTAL INVESTMENTS (Cost $41,929,042) - 104.9% (c)	$41,439,560
	Liabilities in Excess of Other Assets - (4.9)%	(1,934,493)

	TOTAL NET ASSETS - 100.0%	$39,505,067

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,735,257.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	4.7200 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	467,628	$45,254,226	$(760,424)
Total return of iShares 7-10 Year Treasury Bond ETF	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	211,703	20,885,037	(940,607)
Total return of iShares 7-10 Year Treasury Bond ETF	5.5100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	95,798	9,218,740	(150,379)
Total return of iShares 7-10 Year Treasury Bond ETF	5.6100 % representing 1 month SOFR rate + spread	Barclays	12/20/2023	157,381	15,159,327	(128,342)

					$90,517,330	$(1,979,752)

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 100.3%
Money Market Funds - 100.3%
12,805,842	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$12,805,842
1,100,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 5.22% (a)	1,100,066
9,645,774	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	9,645,774

	TOTAL SHORT TERM INVESTMENTS (Cost $23,551,682) (b)	$23,551,682

	TOTAL INVESTMENTS (Cost $23,551,682) - 100.3%	$23,551,682
	Liabilities in Excess of Other Assets - (0.3)%	(77,647)

	TOTAL NET ASSETS - 100.0%	$23,474,035

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,352,260.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
4.4200 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/5/2023	187,680	$18,510,984	$680,391
4.3600 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/12/2023	502,369	49,495,381	1,685,238
5.2200 % representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/20/2023	45,508	4,413,204	95,740

					$72,419,569	$2,461,369

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
INVESTMENT COMPANIES - 64.7%
16,033,765	iShares 20+ Year Treasury Bond ETF (a)	$1,604,178,189

	TOTAL INVESTMENT COMPANIES (Cost $1,631,020,405)	$1,604,178,189

SHORT TERM INVESTMENTS - 41.4%
Money Market Funds - 41.4%
503,562,385	Dreyfus Government Cash Management Institutional Shares, 5.20% (b)	$503,562,385
155,004,921	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (b)	155,004,921
367,765,292	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (b)	367,765,292

	TOTAL SHORT TERM INVESTMENTS (Cost $1,026,332,598)	$1,026,332,598

	TOTAL INVESTMENTS (Cost $2,657,353,003) - 106.1% (c)	$2,630,510,787
	Liabilities in Excess of Other Assets - (6.1)%	(149,543,754)

	TOTAL NET ASSETS - 100.0%	$2,480,967,033

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2023.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,865,827,904.

Long Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 20+ Year Treasury Bond ETF	5.6200 % representing 1 month SOFR rate + spread	BNP Paribas	12/5/2023	10,756,678	$1,097,192,413	$(27,318,980)
Total return of iShares 20+ Year Treasury Bond ETF	5.5100 % representing 1 month SOFR rate + spread	Goldman Sachs	12/7/2023	10,324,112	1,045,220,744	(17,134,735)
Total return of iShares 20+ Year Treasury Bond ETF	5.7600 % representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/8/2023	10,395,737	1,060,176,438	(24,607,222)
Total return of iShares 20+ Year Treasury Bond ETF	5.6100 % representing 1 month SOFR rate + spread	J.P. Morgan	12/12/2023	6,593,598	690,674,781	(38,015,041)
Total return of iShares 20+ Year Treasury Bond ETF	5.8300 % representing 1 month SOFR rate + spread	UBS Securities LLC	12/13/2023	7,687,675	789,361,820	(26,628,155)
Total return of iShares 20+ Year Treasury Bond ETF	5.7500 % representing 1 month SOFR rate + spread	Citibank N.A.	12/19/2023	12,599,925	1,281,187,742	(27,021,104)

					$5,963,813,938	$(160,725,237)

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2023

Shares		Fair Value
SHORT TERM INVESTMENTS - 107.2%
Money Market Funds - 107.2%
190,687,629	Dreyfus Government Cash Management Institutional Shares, 5.20% (a)	$190,687,629
32,402,600	Dreyfus Treasury Securities Cash Management Institutional Shares, 5.16% (a)	32,402,600
96,749,163	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 5.10% (a)	96,749,163

	TOTAL SHORT TERM INVESTMENTS (Cost $319,839,392) (b)	$319,839,392

	TOTAL INVESTMENTS (Cost $319,839,392) - 107.2%	$319,839,392
	Liabilities in Excess of Other Assets - (7.2)%	(21,492,817)

	TOTAL NET ASSETS - 100.0%	$298,346,575

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2023.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $183,298,612.

Short Total Return Swap Contracts (Unaudited)

July 31, 2023

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
5.4000 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/5/2023	489,612	$53,034,772	$5,266,003
5.3100 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/7/2023	1,563,598	161,972,782	6,452,775
5.4600 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/8/2023	1,805,307	188,340,620	8,833,398
5.1100 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/12/2023	620,884	66,026,599	4,494,934
5.4100 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/13/2023	2,887,759	286,744,539	256,932
5.4400 % representing 1 month SOFR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2023	1,578,737	164,537,062	7,648,504

					$920,656,374	$32,952,546

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2023:

	Asset Class						Liability Class
	Level 1					Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$287,444,565	—	$5,486,405	$—	$(4,597,946)	$—
Direxion HCM Tactical Enhanced US ETF	—	143,275,547	34,941,713	—	—	$7,821,969	—	—
Direxion Hydrogen ETF	—	33,264,516	6,921,251	—	—	—	—	—
Direxion Moonshot Innovators ETF	—	40,228,433	8,292,461	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	870,335,382	23,534,243	—	—	—	—	—
Direxion Work From Home ETF	—	33,869,076	210,576	—	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	245,605,864	—	—	—	—	(3,044,861)
Direxion Daily AAPL Bear 1X Shares	—	—	30,980,627	—	—	—	—	(3,197,620)
Direxion Daily AMZN Bear 1X Shares	—	—	5,417,681	—	—	—	—	(787,338)
Direxion Daily GOOGL Bear 1X Shares	—	—	3,602,086	—	—	—	—	(369,958)
Direxion Daily MSFT Bear 1X Shares	—	—	9,204,981	—	—	6,969	—	(439,449)
Direxion Daily TSLA Bear 1X Shares	—	—	46,261,655	—	—	—	—	(4,441,527)
Direxion Daily AAPL Bull 1.5X Shares	—	6,259,879	33,227,206	—	—	630,800	—	(330,832)
Direxion Daily AMZN Bull 1.5X Shares	—	2,975,717	34,867,509	—	—	4,291,698	—	—
Direxion Daily GOOGL Bull 1.5X Shares	—	5,233,813	26,456,732	—	—	977,810	—	(326,240)
Direxion Daily MSFT Bull 1.5X Shares	—	7,213,210	40,032,603	—	—	2,163,656	—	(1,238,592)
Direxion Daily TSLA Bull 1.5X Shares	—	158,296,631	860,168,374	—	—	69,057,624	—	(47,660,029)
Direxion Daily CSI 300 China A Share Bull 2X Shares	37,794,547	—	34,289,952	—	—	1,250,449	—	(850,850)
Direxion Daily CSI China Internet Index Bull 2X Shares	217,206,073	—	240,197,472	—	—	51,587,487	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	263,868,415	28,282,626	—	—	30,570,636	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	47,138,505	—	86,032,715	—	—	37,135,785	—	—
Direxion Daily MSCI India Bull 2X Shares	28,203,365	—	35,934,059	—	—	3,675,993	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	7,198,960	1,572,967	—	—	1,256,487	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	10,525,784	2,858,807	—	—	209,353	—	—
Direxion Daily Energy Bull 2X Shares	—	294,028,765	122,028,850	—	—	32,713,195	—	—
Direxion Daily Energy Bear 2X Shares	—	—	24,250,565	—	—	—	—	(1,014,204)
Direxion Daily Global Clean Energy Bull 2X Shares	3,709,926	—	987,366	—	—	—	—	(227,605)
Direxion Daily Gold Miners Index Bull 2X Shares	251,452,849	—	231,533,395	—	—	33,775,946	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	158,760,975	—	—	14,097,616	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	113,843,958	—	165,011,544	—	—	15,868,727	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	109,864,063	—	—	11,317,152	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	—	8,959,810	19,797,028	—	—	480,626	—	(222,281)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	24,646,845	—	15,672,422	—	—	7,909,897	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	333,354,046	332,457,799	—	—	89,451,385	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	85,556,863	—	—	—	—	(8,055,614)
Direxion Daily Travel & Vacation Bull 2X Shares	—	15,929,682	5,373,911	—	—	1,257,663	—	—
Direxion Daily Mid Cap Bull 3X Shares	46,337,692	—	25,155,999	—	—	10,602,105	—	—
Direxion Daily S&P 500® Bull 3X Shares	—	2,556,036,475	1,317,963,438	—	—	705,555,311	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	779,565,058	—	—	—	—	(41,886,661)
Direxion Daily Small Cap Bull 3X Shares	902,454,977	—	499,147,996	—	—	312,727,604	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	502,726,249	—	—	—	—	(43,378,197)
Direxion Daily FTSE China Bull 3X Shares	519,714,931	—	303,604,527	—	—	139,942,754	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	143,632,117	—	—	2,036,823	—	(28,286,516)
Direxion Daily FTSE Europe Bull 3X Shares	14,200,871	—	11,245,213	—	—	6,542,131	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	9,804,009	—	96,536,351	—	—	13,890,413	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	21,547,171	—	—	241,599	—	(3,048,459)
Direxion Daily MSCI Mexico Bull 3X Shares	6,015,470	—	11,942,142	—	—	3,315,535	—	(307,812)
Direxion Daily MSCI South Korea Bull 3X Shares	17,337,854	—	16,726,969	—	—	6,503,487	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	96,972,934	62,862,718	—	—	13,764,757	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	32,882,079	15,250,659	—	—	5,729,278	—	(386,339)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	134,189,549	54,082,148	—	—	53,644,469	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	41,190,807	—	—	—	—	(11,261,496)
Direxion Daily Financial Bull 3X Shares	—	1,451,549,409	418,223,878	—	—	159,602,445	—	(1,012,582)
Direxion Daily Financial Bear 3X Shares	—	—	158,098,176	—	—	2,676,846	—	(7,623,163)
Direxion Daily Healthcare Bull 3X Shares	—	150,255,738	58,355,377	—	—	3,669,383	—	(9,238,308)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	105,513,626	126,337,045	—	—	86,762,700	—	(2,852,178)
Direxion Daily Industrials Bull 3X Shares	—	20,165,658	10,593,318	—	—	5,367,308	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	7,799,184	4,082,828	—	—	862,782	—	—
Direxion Daily Real Estate Bull 3X Shares	—	41,052,182	14,906,014	—	—	1,670,211	—	(1,500,357)
Direxion Daily Real Estate Bear 3X Shares	—	—	130,075,656	—	—	8,009,211	—	(1,211,708)
Direxion Daily Regional Banks Bull 3X Shares	—	442,140,123	263,282,728	—	—	241,101,455	—	—
Direxion Daily Retail Bull 3X Shares	—	45,716,404	23,075,210	—	—	11,540,929	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	59,425,706	23,411,037	—	—	17,656,407	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	54,965,196	—	—	—	—	(12,311,840)
Direxion Daily S&P Biotech Bull 3X Shares	—	728,465,997	277,616,117	—	—	86,683,732	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	86,151,926	—	—	10,472,703	—	(3,945,831)
Direxion Daily Semiconductor Bull 3X Shares	—	5,559,533,352	1,941,990,069	—	—	2,083,863,387	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	1,304,801,055	—	—	—	—	(313,471,082)
Direxion Daily Technology Bull 3X Shares	—	1,946,609,702	692,381,449	—	—	350,520,701	—	(46,774,958)
Direxion Daily Technology Bear 3X Shares	—	—	167,114,665	—	—	—	—	(29,932,670)
Direxion Daily Transportation Bull 3X Shares	—	26,592,505	8,832,344	—	—	1,839,605	—	(23,408)
Direxion Daily Utilities Bull 3X Shares	—	23,899,468	5,574,367	—	—	1,064,867	—	(167,231)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	29,238,039	—	12,201,521	—	—	—	—	(1,979,752)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	23,551,682	—	—	2,461,369	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,604,178,189	—	1,026,332,598	—	—	—	—	(160,725,237)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	319,839,392	—	—	32,952,546	—	—